UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2013

ITEM 1.               REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2013

Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

ALL AMERICA FUND EQUITY INDEX FUND MID-CAP EQUITY INDEX FUND SMALL CAP VALUE FUND SMALL CAP GROWTH FUND BOND FUND MONEY MARKET FUND

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the "Investment Company") Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company's funds for the year ended December 31, 2013.

What a Year for (Some) Stock Markets!

Every U.S. stock market index advanced by more than 30% in 2013, one of the best years ever on record. The strongest performance came from small cap stocks, which were up nearly 40%. Mid caps followed at around 35%, while large caps, represented by the S&P 500, generated an annual total return of slightly over 32%. Most other developed markets, including Europe and Japan, also posted strong returns, generally in the 20% to 30% range.

Why did the equity markets of developed nations, and especially the U.S., so significantly outperform the rest of the world? The primary reason is that these nations showed signs of improving economic growth relative to prior sluggish growth (e.g., U.S. and Japan) or recession (e.g., Western Europe). By contrast, the effects of a reduction in growth in China from a high of over 12% GDP several years ago to about 7.5% over the past two years negatively affected commodity-producing countries, as well as other largely Asian and Latin American countries, by reducing demand for their exports.

Another issue driving emerging market stocks lower was the specter of a reduction in QE by the Fed. The policy of maintaining very low U.S. interest rates and providing tremendous amounts of liquidity through QE had fostered investment in the riskier emerging markets over the previous three to five years. The Fed announcement in mid-May of 2013 that it planned to reduce monthly bond purchases prompted outflows of investment funds from emerging markets, pushing down bond and stock prices as well as currencies.

In contrast to equities, bonds did not fare well last year. In fact, 2013 was the first year in over a decade in which the total return on U.S. bonds was negative. The Barclays U.S. Aggregate Index declined 2.02%. Treasuries were down 2.75%, with maturities greater than 5 years generating negative returns in low double-digit territory. U.S. Corporate bonds fell 1.5%, although high yield bonds advanced 7.44%. Outside the U.S., European bonds posted total returns of 5%, but Asian-Pacific bonds were down by more than 14.5%.

Historical Retrospective

The various concerns that worried investors over the past several years, including slowing growth in China, the debt crisis in Europe and a weak U.S. economy, seemed to diminish in 2013.

China's growth did slow, but did not collapse; rather, it stabilized at a still healthy and probably much more sustainable 7.5%. That does not mean China's economy doesn't still pose a potential threat to global growth. The challenge for that country's leaders is to pivot from export and infrastructure-led growth to a more balanced economy with consumers increasing their share of contributing to growth.

Three years ago, the consensus view was that the Eurozone was likely to dissolve as Greece, Portugal, Spain and Italy each careened toward bankruptcy. But through various stop-gap measures, bailouts, forced austerity programs, and assurances from the Chairman of the European Central Bank (ECB) that it would do "whatever is necessary" to preserve the Euro and the Eurozone, conditions slowly improved. Sovereign yields have declined from junk levels to low investment grade rates, most European economies are emerging from recession, although growth is minimal at this point, and European stocks are up. The World Bank estimates 2014 European GDP growth at 1.9%, a large proportion of which will come from Germany. But that forecast is up from an estimated 0.7% rate for 2013 and 0.3% for 2012.

The U.S. economy saw relatively steady improvement during late 2012 and most of 2013. GDP growth improved on an annualized basis for four successive quarters (4Q 2012 — 3Q 2013). The rate for the 4th quarter of 2013, to be announced at the end of this month, will probably come in below the 4.1% registered in the 3rd quarter; current consensus estimates still show it running around 3.0%. Until December, monthly payrolls increased at about a 200,000 rate since last summer, up from 150,000 during the first half of the year. While December's print of only 74,000 jobs was disappointing, bad weather was claimed to be the culprit. Retail sales for December were above expectations, regional manufacturing surveys have been strong, house prices are up double-digits year-over-year, and annualized auto sales are running at a rate double that of 2008-09, and are approaching peak levels reached in 2005. In addition, exports have been growing faster than imports, thus reducing the U.S. trade deficit.

On the balance sheet side, the U.S. deficit has continued to decline from a peak of over 10% of GDP during the early years of the financial crisis to the much more comfortable level of around 3%, due to reduced government spending and increased tax realizations. While cuts in government spending dragged GDP growth by as much a 1.5% during 2013, that headwind should be much less in 2014.

New Worries

While the types of crises that threaten to spin the world back into economic and financial crisis did not occur last year, there were three key issues of concern for the U.S. markets: the issue of beginning to unwind the QE program; Congressional agreement on a budget for fiscal year 2014 and the related issue of raising the debt ceiling; and the economic impact of the chaotic start-up of the Affordable Care Act.

With regard to the first issue, the Federal Reserve's announcement last May that they would begin to reduce the amount of bonds they would purchase each month sent emerging market bonds and stocks into a freefall, while yields on 10-year U.S. Treasury securities rose nearly 100 basis points in a little over three months, a dramatic move by historical standards.

The new concern for markets is what if any consequences to economic growth and financial stability will result from unwinding of the QE program. In general, the program was considered a success in preventing a collapse of the U.S. economy as it worked its way through the deleveraging process following the 2008 financial crisis. Given the reaction of U.S. 10-year Treasuries and emerging market equity, bond and foreign exchange markets to the Fed's announcement last May that it would begin its tapering program in the near future, markets are justifiably worried about other unintended consequences as QE is wound down over time.

The second issue last year, regarding Congressional agreement on an increase in the debt ceiling and a budget, was a familiar scenario for markets. In 2011, Republicans and Democrats were unable to come to a definitive agreement on a budget, ultimately delegating the responsibility for compromise to a bipartisan committee. If the committee was unsuccessful by mid-December of that year, the result would lead to "sequestration," which would include automatic spending reductions in discretionary items on everything except entitlements such as Social Security and Medicare, equally apportioned between domestic programs and military spending. Sequestration had a more direct impact on economic growth, detracting an estimated 1.5% from GDP growth in 2013.

In 2013, history nearly repeated itself. Again, a stalemate over the budget and the debt ceiling led to a 14-day shutdown of the government. The direct economic impact was limited, but once again extreme partisanship and failure by our elected officials to effectively govern was a blow to consumer and corporate confidence.

The third issue involved the rollout of the Affordable Care Act ("ACA"). The original goal of the administration was to have five million American citizens enrolled by mid-December 2013. The administration recently estimated that three million Americans enrolled by the end of last year, although it seems that most are among the older and less healthy cohort. It now appears that the ACA's goal of providing low-cost universal health care may not be achieved which could undermine confidence of both consumers and businesses, which in turn tends to constrain spending decisions, and thus economic progress.

Outlook

Of the three issues highlighted, the most important to the financial markets will continue to be how monetary policy unfolds going forward.

The vehicle through which investors will monitor monetary policy will continue to be the stream of economic data as it unfolds.

With regard to markets, it is hard to imagine that U.S., European and Japanese equity markets could repeat their 2013 performance. Revenue growth is the most important driver of earnings at this stage of the cycle, given that margins are close to historical peaks. Revenue growth will depend upon overall economic growth.

Bonds, however, are likely to struggle. Any scenario other than deflationary recession, which seems a low probability outcome at this time, suggests that bond returns will suffer because interest rates will have to begin rising at some point. Stronger growth ultimately leads to higher inflation, which generally leads to higher interest rates and, thus, lower bond prices.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2013

All America Fund	+32.09%
Equity Index Fund	+ 32.15%
Mid-Cap Equity Index Fund	+ 33.35%
Small Cap Value Fund	+ 29.64%
Small Cap Growth Fund	+ 41.25%
Bond Fund	- 1.24%
Money Market Fund	+ 0.02%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow include brief discussions of each Fund's performance for the year ended December 31, 2013 compared with its relevant index. Also presented are graphs and tables for each Fund (except the Money Market Fund) which illustrates each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared to an index.

Following the discussions and graphs are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the year ended December 31, 2013, the S&P 500 of large capitalization stocks increased by 32.39% on a total return basis, while the Russell 2000® Growth Index was up 43.30% and the Russell 2000® Value Index was up 34.52%.

The All America Fund's return for the year ended December 31, 2013, before expenses was 32.59% and 32.09% after expenses versus the benchmark return of 32.39%. All of the outperformance of the Fund was the result of outperformance by the Small Cap Growth component of the Fund. The Equity Index performed in line with the benchmark, while the Small Cap Value and Large Cap components each underperformed the benchmark.

All America Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,209	32.09%	32.09%
5 Years	$22,141	121.41%	17.23%
10 Years	$19,310	93.10%	6.80%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
10 Years	$20,425	104.25%	7.41%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had an extremely strong first 2013, returning 32.4% including dividends. The S&P 500 closed the year at its highest level of 1849 on December 31, 2013. The market traded lower into the end of the 3rd Quarter of the year, declining about 5% over the last 2 weeks of December. A delay in the onset of the tapering of Quantitative Easing from the Federal Reserve renewed concerns over lackluster economic growth and job creation in the U.S. leading to a potential slowdown in corporate earnings. Gridlock in Washington over raising the debt ceiling and a shutdown of the government also weighed on the market. Once Washington reached a deal in the middle of October the market resumed its upward path finishing the year at new highs. Consumer Discretionary, Health Care and Industrials were the best performing sectors of the year, returning 41%, 38.8% and 37.6%, respectively. No sectors had a negative return but Utilities and Telecom were the worst performing, with returns of 8.8% and 6.5%, respectively.

The Equity Index Fund's performance for the year ended December 31, 2013, was 32.27% before expenses and 32.15% after expenses, in line with the benchmark return of 32.39%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,215	32.15%	32.15%
5 Years	$22,660	126.60%	17.77%
10 Years	$20,224	102.24%	7.30%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
10 Years	$20,425	104.25%	7.41%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed the S&P 500® for 2013. The outperformance is a continuation of strong Mid Cap performance during the second half of 2012. Within the S&P MidCap 400, the Healthcare, Industrials and Consumer Discretionary sectors were extremely strong, up 45.4%, 42.5%, and 40.8% respectively. As was the case with the S&P 500, Telecom was the worst performing sector with a return of 18.5%.

The Mid-Cap Equity Index Fund's performance for the year ended December 31, 2013, was 33.48% before expenses and 33.35% after expenses, in line with the 33.50% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,335	33.35%	33.35%
5 Years	$26,676	166.76%	21.68%
10 Years	$26,477	164.77%	10.23%

S & P Mid-Cap 400 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,350	33.50%	33.50%
5 Years	$26,904	169.04%	21.89%
10 Years	$26,797	167.97%	10.36%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2013, the Small Cap Value Fund returned 30.49% before expenses and 29.64% after expenses versus a 34.52% return for the Russell 2000 Value Index. Within the benchmark, the best performing sectors were Retail and Consumer Cyclical while the worst sectors were Basic Materials and REITs.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Healthcare and REITs, while sectors detracting from Fund performance included Energy and Technology.

Small Cap Value Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Annualized
1 Year	$12,964	29.64%	29.64%
5 Years	$23,614	136.14%	18.75%
Since 5/1/07 (Inception)	$15,569	55.69%	6.86%

Russell 2000 Value Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Annualized
1 Year	$13,452	34.52%	34.52%
5 Years	$22,527	125.27%	17.64%
Since 5/1/07 (Inception)	$14,093	40.93%	5.28%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 42.10% before expenses and 41.25% after expenses during year ended December 31, 2013. The Fund's benchmark, the Russell 2000® Growth Index, returned 43.30% for the period.

Calendar year 2013 showed attractive absolute returns for investors in the small capitalization marketplace. Some of the reason for small cap area's strong performance is that the small companies are more domestically and housing oriented. The small cap sector outperformed both the large capitalization and mid capitalization areas of the US marketplace. The Russell 2000 Growth Index was one of the top performing indices for the full calendar year.

The best performing sector in the Russell 2000 Growth Index was Healthcare which was up over 50%. We outperformed this sector with strong results coming from the medical equipment and pharmaceutical industries.

In addition, the Fund showed very strong results in Industrial and Consumer Discretionary sectors. We struggled in the Energy and Materials sectors.

Small Cap Growth Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Annualized
1 Year	$14,125	41.25%	41.25%
5 Years	$24,312	143.12%	19.44%
Since 5/1/07 (Inception)	$16,181	61.81%	7.48%

Russell 2000 Growth Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Annualized
1 Year	$14,330	43.30%	43.30%
5 Years	$27,674	176.74%	22.58%
Since 5/1/07 (Inception)	$17,314	73.14%	8.58%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve continued to emphasize low short-term rates in order to stimulate the economy, re-liquefy the banking system and support the mortgage market. However, yields on intermediate and longer dated issues rose over 100 basis points during the year as the market became concerned about a tapering of Federal Reserve purchases. As a result, the broad bond market indices registered negative returns for 2013.

Yield spreads between corporate and treasury bonds narrowed throughout the year as investors sought securities with higher yields. This emphasis on income caused the BBB sector to be the best performer in the Investment Grade universe. Financials fared better than Industrials, though both underperformed the stock market by a wide margin.

The Fund's strategy was to maintain a similar maturity profile to the Aggregate Index with an overweighting of BBB issuers. Intermediate maturities were emphasized, as was diversification. This was done to protect the Fund from unexpected credit events, so few holdings exceeded one-half of one percent of the Fund's value. The extreme diversification was unnecessary, but will be maintained going forward as part of our risk control.

The Bond Fund's return for the year ended December 31, 2013, was -0.79% before expenses and -1.24% after expenses. This compares favorably to the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02% for the period. The Fund's emphasis on higher-yielding corporate issues was a major contributor to its performance.

Bond Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,876	-1.24%	-1.24%
5 Years	$12,756	27.56%	4.99%
10 Years	$15,468	54.68%	4.46%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
10 Years	$15,596	55.96%	4.55%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.10% before expenses and 0.02% after expenses for the year ended December 31, 2013, compared to a 0.05% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve remained committed to a near-zero interest rate policy during 2013. The Fed Funds target rate was kept unchanged at a range of 0 to 25 basis points since 2008. This caused money market returns to be extremely low by historical standards. In addition, the supply of eligible investments continued to decrease. The Fund's strategy remains focused on quality, liquidity and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of February 11, 2014, was 0.02%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2013 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Adviser, has contractually agreed to limit each Fund's total operating expenses to their respective investment management fees. This contractual obligation remains in effect through April 30, 2014 and will continue for succeeding 12 month periods ending April 30th unless the Funds' Adviser gives notice to the Investment Company within 45 days before the next May 1st in which case the agreement will terminate on the next May 1st.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.08% for the Money Market Fund during the year ended December 31, 2013 and resulted in the Fund being reimbursed for all other operating expenses during that period.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2013 and held for the entire period ending December 31, 2013 under the expense limitations in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,168.69	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.55

*  Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,163.02	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.61

*  Expenses are equal to the Fund's annual expense ratio of 0.119%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,164.59	$0.68
Hypothetical (5% return before expenses)	$1,000.00	$1,024.39	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,165.16	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.33

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,211.22	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.33

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,009.23	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.29

*  Expenses are equal to the Fund's annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,000.10	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.02

*  Expenses are equal to the Fund's annual expense ratio (before any fee waiver) of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (7.3%)
Amazon.com, Inc.*	313	$124,821
Comcast Corp. Cl A	2,191	113,855
Disney (Walt) Co.	1,384	105,738
Home Depot, Inc.	1,207	99,384
Starbucks Corp.	646	50,640
Time Warner, Inc.	760	52,987
Other Securities	22,935	1,228,638
		1,776,063
CONSUMER STAPLES (5.7%)
Coca-Cola Co.	3,245	134,051
PepsiCo, Inc.	1,320	109,481
Philip Morris Int'l., Inc.	1,393	121,372
Proctor & Gamble Co.	2,338	190,337
Wal-Mart Stores, Inc.	1,409	110,874
Other Securities	13,420	715,714
		1,381,829
ENERGY (5.9%)
Chevron Corp.	1,635	204,228
Exxon Mobil Corp.	3,757	380,205
Occidental Petroleum Corp.	683	64,953
Schlumberger Ltd.	1,131	101,914
Other Securities	12,569	703,655
		1,454,955
FINANCIALS (9.3%)
American Int'l. Group, Inc.	1,251	63,864
Bank of America Corp.	9,033	140,644
Berkshire Hathaway, Inc. Cl B*	1,540	182,582
Capital One Financial Corp.	488	37,386
Citigroup, Inc.	2,590	134,965
Goldman Sachs Group, Inc.	359	63,636
JPMorgan Chase & Co.	3,186	186,317
MetLife, Inc.	942	50,793
Simon Property Group, Inc.	270	41,083
Wells Fargo & Co.	4,068	184,687
Other Securities	26,095	1,190,084
		2,276,041
HEALTH CARE (7.5%)
Biogen Idec, Inc.*	198	55,391
Celgene Corp.*	347	58,629
Gilead Sciences, Inc.*	1,258	94,539
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Johnson & Johnson	2,422	$221,831
Merck & Co., Inc.	2,489	124,574
Pfizer, Inc.	5,609	171,804
UnitedHealth Group, Inc.	854	64,306
Other Securities	15,892	1,035,603
		1,826,677
INDUSTRIALS (6.3%)
Boeing Co.	598	81,621
General Electric Co.	8,827	247,421
Precision Castparts Corp.	124	33,393
Roper Industries, Inc.	84	11,649
Union Pacific Corp.	395	66,360
Other Securities	15,156	1,103,702
		1,544,146
INFORMATION TECHNOLOGY (10.8%)
Apple, Inc.	797	447,200
Cisco Systems, Inc.	4,643	104,235
Google, Inc. Cl A*	240	268,970
Int'l. Business Machines Corp.	865	162,248
Intel Corp.	4,245	110,200
MasterCard, Inc. Cl A	88	73,520
Microsoft Corp.	6,638	248,460
Oracle Corp.	3,315	126,832
QUALCOMM, Inc.	1,482	110,039
Salesforce.com, inc.*	472	26,050
Visa, Inc. Cl A	439	97,757
Other Securities	22,633	888,319
		2,663,830
MATERIALS (2.0%)
Other Securities	8,447	495,062
TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc.	4,537	159,521
Verizon Communications, Inc.	2,465	121,130
Other Securities	2,231	46,415
		327,066
UTILITIES (1.7%)
Other Securities	9,930	415,123
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $9,963,443) 57.8%		$14,160,792
	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS
SHORT-TERM DEBT SECURITIES
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill (1)	A-1+	0.06%	03/13/14	$300,000	$299,963
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $299,963) 1.2%					299,963
TOTAL INDEXED ASSETS (Cost: $10,263,406) 59.0%					$14,460,755

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (5.0%)
Amazon.com, Inc.*	192	$76,568
Disney (Walt) Co.	885	67,614
Home Depot, Inc.	596	49,075
Starbucks Corp.	1,307	102,456
Time Warner, Inc.	558	38,904
Other Securities	25,294	892,548
		1,227,165
CONSUMER STAPLES (2.6%)
Coca-Cola Co.	594	24,538
PepsiCo, Inc.	609	50,510
Philip Morris Int'l., Inc.	653	56,896
Proctor & Gamble Co.	938	76,363
Wal-Mart Stores, Inc.	1,088	85,615
Other Securities	10,073	340,778
		634,700
ENERGY (3.2%)
Chevron Corp.	388	48,465
Exxon Mobil Corp.	1,577	159,592
Occidental Petroleum Corp.	460	43,746
Other Securities	22,834	521,365
		773,168
FINANCIALS (7.5%)
American Int'l. Group, Inc.	880	44,924
Bank of America Corp.	3,252	50,634
Berkshire Hathaway, Inc. Cl B*	370	43,867
Capital One Financial Corp.	876	67,110
Citigroup, Inc.	856	44,606
Goldman Sachs Group, Inc.	301	53,355
JPMorgan Chase & Co.	1,937	113,276
MetLife, Inc.	883	47,611
Simon Property Group, Inc.	317	48,235
Wells Fargo & Co.	1,886	85,624
Other Securities	45,765	1,223,763
		1,823,005
HEALTH CARE (5.6%)
Biogen Idec, Inc.*	129	36,088
Celgene Corp.*	411	69,443
Gilead Sciences, Inc.*	875	65,756
Merck & Co., Inc.	1,358	67,968
Pfizer, Inc.	3,165	96,944
UnitedHealth Group, Inc.	384	28,915
Other Securities	41,915	995,467
		1,360,581
INDUSTRIALS (5.1%)
Boeing Co.	652	88,991
General Electric Co.	3,836	107,523
Precision Castparts Corp.	260	70,018
	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIALS (CONTINUED)
Roper Industries, Inc.	659	$91,390
Union Pacific Corp.	233	39,144
Other Securities	19,484	847,215
		1,244,281
INFORMATION TECHNOLOGY (7.0%)
Apple, Inc.	334	187,411
Cisco Systems, Inc.	1,749	39,265
Google, Inc. Cl A*	90	100,864
Int'l. Business Machines Corp.	334	62,648
MasterCard, Inc. Cl A	49	40,938
Microsoft Corp.	2,015	75,421
Oracle Corp.	1,253	47,940
QUALCOMM, Inc.	717	53,237
Salesforce.com, inc.*	1,118	61,702
Other Securities	36,656	1,051,623
		1,721,049
MATERIALS (1.9%)
Other Securities	14,947	471,222
TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	1,967	69,160
Verizon Communications, Inc.	570	28,010
Other Securities	2,737	37,416
		134,586
UTILITIES (1.1%)
Other Securities	6,466	274,200
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $6,699,340) 39.6%		$9,663,957
ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	$29,003
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		29,003
TOTAL ACTIVE ASSETS (Cost: $6,709,340) 39.7%		9,692,960
TEMPORARY CASH INVESTMENTS (2) (Cost: $195,600) 0.8%		195,600
TOTAL INVESTMENTS (Cost: $17,168,346) 99.5%		24,349,315
OTHER NET ASSETS 0.5%		122,612
NET ASSETS 100.0%		$24,471,927

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (12.2%)
Amazon.com, Inc.*	1,894	$755,308
Comcast Corp. Cl A	13,267	689,420
Disney (Walt) Co.	8,379	640,156
Home Depot, Inc.	7,311	601,988
McDonald's Corp.	5,186	503,198
Other Securities	142,232	7,571,440
		10,761,510
CONSUMER STAPLES (9.5%)
Altria Group, Inc.	10,360	397,720
Coca-Cola Co.	19,644	811,494
CVS Caremark Corp.	5,990	428,704
PepsiCo, Inc.	7,995	663,105
Philip Morris Int'l., Inc.	8,437	735,116
Proctor & Gamble Co.	14,167	1,153,335
Wal-Mart Stores, Inc.	8,531	671,304
Other Securities	64,976	3,511,803
		8,372,581
ENERGY (10.0%)
Chevron Corp.	9,903	1,236,984
ConocoPhillips	6,401	452,231
Exxon Mobil Corp.	22,740	2,301,288
Occidental Petroleum Corp.	4,139	393,619
Schlumberger Ltd.	6,844	616,713
Other Securities	69,759	3,811,430
		8,812,265
FINANCIALS (15.6%)
American Express Co.	4,715	427,792
Bank of America Corp.	54,724	852,053
Berkshire Hathaway, Inc. Cl B*	9,321	1,105,098
Citigroup, Inc.	15,681	817,137
JPMorgan Chase & Co.	19,284	1,127,728
Wells Fargo & Co.	24,626	1,118,020
Other Securities	173,483	8,341,562
		13,789,390
HEALTH CARE (12.5%)
AbbVie, Inc.	8,647	456,648
Amgen, Inc.	3,877	442,598
Bristol-Myers Squibb Co.	8,355	444,068
Gilead Sciences, Inc.*	7,616	572,342
Johnson & Johnson	14,674	1,343,992
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	15,065	$754,003
Pfizer, Inc.	33,972	1,040,562
UnitedHealth Group, Inc.	5,171	389,376
Other Securities	78,724	5,623,698
		11,067,287
INDUSTRIALS (10.6%)
3M Co.	3,238	454,130
Boeing Co.	3,625	494,776
General Electric Co.	53,437	1,497,839
Union Pacific Corp.	2,394	402,192
United Parcel Service, Inc. Cl B	3,710	389,847
United Technologies Corp.	4,354	495,485
Other Securities	81,833	5,625,325
		9,359,594
INFORMATION TECHNOLOGY (18.2%)
Apple, Inc.	4,824	2,706,794
Cisco Systems, Inc.	28,084	630,486
Facebook, Inc. Cl A*	8,744	477,851
Google, Inc. Cl A*	1,453	1,628,392
Int'l. Business Machines Corp.	5,242	983,242
Intel Corp.	25,712	667,484
MasterCard, Inc. Cl A	535	446,971
Microsoft Corp.	40,185	1,504,125
Oracle Corp.	20,071	767,916
QUALCOMM, Inc.	8,977	666,542
Visa, Inc. Cl A	2,664	593,220
Other Securities	131,184	5,061,690
		16,134,713
MATERIALS (3.4%)
Other Securities	51,189	3,002,818
TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	27,469	965,810
Verizon Communications, Inc.	14,928	733,562
Other Securities	13,509	281,138
		1,980,510
UTILITIES (2.8%)
Other Securities	60,179	2,515,745
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $56,000,740) 97.0%		$85,796,413

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill (1)	A-1+	0.05 - 0.06%	03/13/14 - 03/20/14	$1,800,000	$1,799,798
U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	0.10	03/19/14	400,000	399,910
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,199,708) 2.5%					2,199,708
TEMPORARY CASH INVESTMENTS (2) (Cost: $384,800) 0.4%					384,800
TOTAL INVESTMENTS (Cost: $58,585,248) 99.9%					88,380,921
OTHER NET ASSETS 0.1%					121,302
NET ASSETS 100.0%					$88,502,223

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (13.6%)
Advance Auto Parts, Inc.	2,305	$255,117
Hanesbrands, Inc.	3,174	223,037
Jarden Corp.*	3,779	231,842
LKQ Corp.*	9,706	319,327
Polaris Industries, Inc.	1,999	291,134
Signet Jewelers Ltd.	2,531	199,190
Tractor Supply Co.	4,380	339,795
Under Armour, Inc. Cl A*	2,523	220,258
Other Securities	145,102	4,777,262
		6,856,962
CONSUMER STAPLES (3.9%)
Church & Dwight Co., Inc.	4,395	291,301
Energizer Hldgs., Inc.	1,974	213,666
Green Mountain Coffee Roasters, Inc.*	4,048	305,948
Other Securities	34,173	1,132,612
		1,943,527
ENERGY (5.5%)
Cimarex Energy Co.	2,659	278,956
HollyFrontier Corp.	6,265	311,308
Oceaneering Int'l., Inc.	3,484	274,818
Other Securities	43,164	1,907,094
		2,772,176
FINANCIALS (21.6%)
Affiliated Managers Group, Inc.*	1,652	358,281
Alleghany Corp.*	531	212,379
Everest Re Group Ltd.	1,495	233,026
Federal Realty Investment Trust	2,073	210,223
Fidelity Nat'l. Financial, Inc. Cl A	7,683	249,313
Gallagher (Arthur J.) & Co.	4,167	195,557
New York Community Bancorp, Inc.	13,984	235,630
Raymond James Financial, Inc.	3,802	198,426
Realty Income Corp.	6,752	252,052
SL Green Realty Corp	2,969	274,276
Other Securities	286,909	8,463,188
		10,882,351
HEALTH CARE (8.7%)
Endo Health Solutions, Inc.*	3,616	243,935
Hologic, Inc.*	8,658	193,506
Mettler-Toledo Int'l., Inc.*	951	230,703
Omnicare, Inc.	3,283	198,162
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
ResMed, Inc.	4,512	$212,425
Schein (Henry), Inc.*	2,718	310,559
Universal Health Svcs., Inc. Cl B	2,912	236,629
Other Securities	57,111	2,745,008
		4,370,927
INDUSTRIALS (16.5%)
B/E Aerospace, Inc.*	3,131	272,491
Fortune Brands Home & Security, Inc.	5,137	234,761
Hunt (J.B.) Transport Svcs., Inc.	2,900	224,170
Manpowergroup, Inc.	2,530	217,226
Towers Watson & Co. Cl A	2,049	261,473
United Rentals, Inc.*	2,925	228,004
Wabtec Corp.	2,994	222,364
Other Securities	131,356	6,618,377
		8,278,866
INFORMATION TECHNOLOGY (15.4%)
3D Systems Corp.*	2,918	271,170
ANSYS, Inc.*	2,913	254,014
Avnet, Inc.	4,371	192,805
Cree, Inc.*	3,820	239,017
Equinix, Inc.*	1,581	280,548
Gartner, Inc.*	2,933	208,390
Synopsys, Inc.*	4,881	198,022
Trimble Navigation Ltd.*	8,228	285,512
Other Securities	229,901	5,845,349
		7,774,827
MATERIALS (6.9%)
Ashland, Inc.	2,286	221,833
Packaging Corp. of America	3,108	196,674
Rock-Tenn Co. Cl A	2,243	235,537
Other Securities	57,466	2,794,788
		3,448,832
TELECOMMUNICATION SERVICES (0.4%)
Other Securities	7,717	220,186
UTILITIES (4.2%)
OGE Energy Corp.	6,284	213,028
Other Securities	53,595	1,889,591
		2,102,619
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $33,463,899) 96.7%		$48,651,273

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	A-1+	0.06%	02/13/14	$500,000	$499,961
COMMERCIAL PAPER (1.2%)
Wisconsin Gas Co.	A-1	0.10	01/10/14	600,000	599,985
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,099,946) 2.2%					1,099,946
TEMPORARY CASH INVESTMENTS (2) (Cost: $475,700) 1.0%					475,700
TOTAL INVESTMENTS (Cost: $35,039,545) 99.9%					50,226,919
OTHER NET ASSETS 0.1%					51,067
NET ASSETS 100.0%					$50,277,986

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.2%)
Bassett Furniture Industries, Inc.	12,518	$191,275
Deckers Outdoor Corp.*	1,729	146,031
Shutterfly, Inc.*	3,576	182,126
Wolverine World Wide, Inc.	6,803	231,030
Other Securities	32,643	428,862
		1,179,324
CONSUMER STAPLES (2.9%)
Farmer Brothers Co.*	5,784	134,536
The Pantry, Inc.*	7,809	131,035
Other Securities	13,258	147,155
		412,726
ENERGY (6.4%)
Carrizo Oil and Gas, Inc.*	3,825	171,245
Energy XXI (Bermuda) Ltd.	9,082	245,759
PBF Energy, Inc.	6,199	195,021
Other Securities	71,564	306,705
		918,730
FINANCIALS (37.6%)
Chesapeake Lodging Trust	5,058	127,917
Ellington Financial LLC	8,494	192,559
FelCor Lodging Trust, Inc.	17,056	139,177
First Interstate BancSytem, Inc.	4,873	138,247
Forest City Enterprises, Inc. Cl A*	8,230	157,193
Glacier Bancorp, Inc.	5,955	177,399
Highwoods Properties, Inc.	3,594	129,995
Investors Bancorp, Inc.	5,510	140,946
iShares Russell 2000 ETF	1,360	156,890
iShares Russell 2000 Value ETF	1,300	129,350
Janus Capital Group, Inc.	9,752	120,632
MB Financial, Inc.	4,412	141,581
ProAssurance Corp.	4,083	197,944
Prosperity Bancshares, Inc.	2,061	130,647
S.Y. Bancorp, Inc.	4,069	129,882
Select Income REIT	5,285	141,321
SVB Financial Group*	1,803	189,063
Symetra Financial Corp.	8,396	159,188
UMB Financial Corp.	1,841	118,339
Other Securities	125,393	2,632,143
		5,450,413
HEALTH CARE (6.7%)
Computer Programs & Systems, Inc.	1,823	112,680
Prestige Brands Hldgs., Inc.*	3,894	139,405
QLT, Inc.	19,908	110,888
Supernus Pharmaceuticals, Inc.*	16,784	126,551
Other Securities	60,829	472,360
		961,884
INDUSTRIALS (12.2%)
Alaska Air Group, Inc.	1,787	131,112
American Railcar Inds., Inc.	4,776	218,502
	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
AZZ, Inc.	4,103	$200,473
Encore Wire Corp.	2,943	159,511
Miller Industries, Inc.	7,949	148,090
Mueller Industries, Inc.	5,295	333,638
Old Dominion Freight Line, Inc.*	5,725	303,540
Other Securities	14,595	284,439
		1,779,305
INFORMATION TECHNOLOGY (9.5%)
Anixter International, Inc.	1,272	114,276
ARRIS Group, Inc.*	5,232	127,478
Monolithic Power Systems, Inc.*	3,210	111,259
Richardson Electronics Ltd.	14,462	164,288
Other Securities	55,820	863,239
		1,380,540
MATERIALS (8.4%)
Crown Hldgs., Inc.*	4,830	215,273
Kaiser Aluminum Corp.	3,145	220,905
Schnitzer Steel Industries, Inc. Cl A	4,176	136,430
Silgan Hldgs., Inc.	4,699	225,646
Other Securities	27,650	430,245
		1,228,499
TELECOMMUNICATION SERVICES (0.7%)
Other Securities	5,716	107,260
UTILITIES (5.5%)
Avista Corp.	4,959	139,794
Idacorp, Inc.	2,567	133,073
UNS Energy Corp.	2,423	145,017
Other Securities	11,055	373,362
		791,246
TOTAL COMMON STOCKS (Cost: $11,265,180) 98.1%		$14,209,927
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	89	$25,812
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.2%		25,812
TEMPORARY CASH INVESTMENTS (3) (Cost: $200,000) 1.4%		200,000
TOTAL INVESTMENTS (Cost: $11,474,000) 99.7%		14,435,739
OTHER NET ASSETS 0.3%		37,177
NET ASSETS 100.0%		$14,472,916

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.5%)
AFC Enterprises, Inc.*	3,951	$152,114
American Axle & Mfg. Hldgs., Inc.*	4,459	91,187
Bally Technologies, Inc.*	1,225	96,101
Cinemark Hldgs., Inc.	2,828	94,257
Deckers Outdoor Corp.*	1,220	103,041
Haverty Furniture Cos., Inc.	3,568	111,678
Monro Muffler Brake, Inc.	1,642	92,543
Red Robin Gourmet Burgers, Inc.*	1,565	115,090
Shutterfly, Inc.*	2,168	110,416
Wolverine World Wide, Inc.	3,721	126,365
Other Securities	19,748	633,067
		1,725,859
CONSUMER STAPLES (5.3%)
Hain Celestial Group, Inc.*	1,041	94,502
Susser Hldgs. Corp.*	3,022	197,911
Other Securities	8,728	295,379
		587,792
ENERGY (3.6%)
PBF Energy, Inc.	3,100	97,526
Other Securities	12,725	306,706
		404,232
FINANCIALS (7.0%)
Endurance Specialty Hldgs. Ltd.	1,494	87,653
iShares Micro-Cap ETF	1,237	93,047
Texas Capital Bancshares, Inc.*	1,540	95,788
Other Securities	16,031	502,478
		778,966
HEALTH CARE (20.6%)
Abiomed, Inc.*	4,065	108,698
Cubist Pharmaceuticals, Inc.*	1,494	102,892
DexCom, Inc.*	3,535	125,174
Insulet Corp.*	2,367	87,816
MWI Veterinary Supply, Inc.*	557	95,019
Neogen Corp.*	1,975	90,258
PAREXEL International Corp.*	2,357	106,489
Supernus Pharmaceuticals, Inc.*	11,681	88,075
WellCare Health Plans, Inc.*	1,355	95,419
Other Securities	58,142	1,398,266
		2,298,106
INDUSTRIALS (16.7%)
Astronics Corp.*	4,365	222,611
CIRCOR International, Inc.	1,599	129,167
	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Corporate Executive Board Co.	1,552	$120,171
EnPro Industries, Inc.*	1,570	90,511
Healthcare Svcs. Group, Inc.	3,525	100,004
Mueller Water Product, Inc. Cl A	9,623	90,168
Old Dominion Freight Line, Inc.*	2,371	125,710
On Assignment, Inc.*	4,726	165,032
Raven Industries, Inc.	4,187	172,253
Teledyne Technologies, Inc.*	1,068	98,106
The Advisory Board Co.*	1,711	108,939
Other Securities	8,543	438,494
		1,861,166
INFORMATION TECHNOLOGY (25.3%)
ARRIS Group, Inc.*	5,956	145,118
Brightcove, Inc.*	9,160	129,522
CalAmp Corp.*	4,189	117,166
CommVault Systems, Inc.*	1,616	121,006
iGATE Corp.*	3,753	150,720
Imperva, Inc.*	2,189	105,357
MAXIMUS, Inc.	2,911	128,055
Monolithic Power Systems, Inc.*	2,988	103,564
Proofpoint, Inc.*	3,082	102,230
PTC, Inc.*	2,494	88,263
QLIK Technologies, Inc.*	3,777	100,582
Responsys, Inc.*	4,966	136,118
Rogers Corp.*	1,963	120,725
Other Securities	35,320	1,271,661
		2,820,087
MATERIALS (4.0%)
Landec Corp.*	8,075	97,869
Other Securities	12,673	350,047
		447,916
TELECOMMUNICATION SERVICES (0.7%)
Other Securities	7,725	82,356
UTILITIES (0.5%)
Other Securities	1,312	56,836
TOTAL COMMON STOCKS (Cost: $8,011,440) 99.2%		11,063,316
TOTAL INVESTMENTS (Cost: $8,011,440) 99.2%		11,063,316
OTHER NET ASSETS 0.8%		84,023
NET ASSETS 100.0%		$11,147,339

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.3%)
U.S. Treasury Note	AA+	2.00%	11/30/20	$1,750,000	$1,703,517
U.S. Treasury Strip	AA+	0.00	08/15/21 - 08/15/29	9,000,000	5,923,289
					7,626,806
U.S. GOVERNMENT AGENCIES (29.6%)
MORTGAGE-BACKED OBLIGATIONS (29.1%)
FHARM	AA+	0.64 - 5.77	02/01/36 - 09/01/39	249,944	265,117
FHLMC	AA+	2.50 - 6.00	03/01/21 - 01/01/43	4,400,453	4,559,392
FHLMC Strip	AA+	3.00	01/15/43	475,282	462,783
FNMA	AA+	2.42 - 8.00	09/01/16 - 12/25/49	13,241,731	13,776,069
FNMA Strip	AA+	3.00	08/25/42	421,519	410,296
GNMA (4)	AA+	3.50 - 7.00	10/15/24 - 03/20/42	3,875,843	4,127,522
Other Securities				231,176	258,195
					23,859,374
NON-MORTGAGE-BACKED OBLIGATIONS (0.5%)
FHLMC	AA+	0.00	11/29/19	500,000	417,938
CORPORATE DEBT (59.9%)
CONSUMER DISCRETIONARY (9.2%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	400,000	431,077
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	400,000	408,207
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	402,802
Omnicom Group, Inc.	BBB+	3.63 - 4.45	08/15/20 - 05/01/22	400,000	419,897
Staples, Inc.	BBB	4.38	01/12/23	400,000	387,498
Tupperware Brands Corp.	BBB-	4.75	06/01/21	400,000	402,277
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	400,000	404,000
Other Securities				4,705,000	4,701,917
					7,557,675
CONSUMER STAPLES (3.4%)
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	450,000	441,818
Other Securities				2,325,000	2,378,146
					2,819,964
ENERGY (5.3%)
Energen Corp.	BBB-	4.63	09/01/21	400,000	391,626
EQT Corp.	BBB	4.88	11/15/21	400,000	410,204
Rowan Companies PLC	BBB-	4.88	06/01/22	400,000	405,901
Other Securities				2,950,000	3,118,282
					4,326,013
FINANCIALS (15.9%)
American Tower Corp.	BBB-	4.50	01/15/18	400,000	428,505
Block Financial LLC	BBB	5.13 - 5.50	10/30/14 - 11/01/22	400,000	412,794
Capital One Financial Corp.	BBB	4.75	07/15/21	400,000	425,340
Health Care REIT, Inc.	BBB	3.63 - 6.13	03/15/16 - 03/15/23	400,000	433,139
Hospitality Properties Trust	BBB-	5.00	08/15/22	400,000	406,494
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	410,064
ProLogis LP	BBB	6.63	05/15/18	350,000	408,790
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	433,434
Other Securities				9,275,000	9,710,521
					13,069,081

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (5.6%)
Agilent Technologies, Inc.	BBB+	5.00%	07/15/20	$400,000	$431,234
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	400,000	407,524
Laboratory Corp. of America	BBB+	3.75	08/23/22	400,000	387,457
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	388,290
PerkinElmer, Inc.	BBB	5.00	11/15/21	400,000	403,634
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	400,000	416,119
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	400,000	421,090
Other Securities				1,550,000	1,702,096
					4,557,444
INDUSTRIALS (5.0%)
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	400,000	404,305
Harsco Corp.	BB+	5.75	05/15/18	400,000	419,822
Kennametal, Inc.	BBB	2.65	11/01/19	400,000	389,499
URS Corp.†	BBB-	5.50	04/01/22	400,000	393,981
Other Securities				2,450,000	2,489,235
					4,096,842
INFORMATION TECHNOLOGY (4.7%)
Adobe Systems, Inc.	A-	4.75	02/01/20	400,000	431,792
Avnet, Inc.	BBB-	5.88	03/15/14 - 06/15/20	495,000	524,853
Fiserv, Inc.	BBB-	4.75	06/15/21	400,000	407,383
Ingram Micro, Inc.	BBB-	5.00 - 5.25	09/01/17 - 08/10/22	400,000	416,522
Lexmark International, Inc.	BBB-	5.13 - 6.65	06/01/18 - 03/15/20	400,000	442,355
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	413,368
Western Union Co.	BBB+	5.93	10/01/16	400,000	444,548
Other Securities				800,000	754,434
					3,835,255
MATERIALS (6.9%)
Albemarle Corp.	BBB+	4.50	12/15/20	400,000	410,904
Alcoa, Inc.	BBB-	6.75	07/15/18	400,000	450,728
Goldcorp, Inc.	BBB+	2.13	03/15/18	400,000	392,038
Kinross Gold Corp.	NR	3.63 - 5.13	09/01/16 - 09/01/21	400,000	398,945
Methanex Corp.	BBB-	3.25	12/15/19	400,000	396,998
Packaging Corp. of America	BBB	3.90 - 4.50	06/15/22 - 11/01/23	400,000	393,265
Other Securities				3,300,000	3,229,176
					5,672,054
TELECOMMUNICATION SERVICES (0.9%)
Other Securities				700,000	753,972
UTILITIES (3.0%)
Entergy Corp.	BBB-	5.13	09/15/20	400,000	422,446
PPL Energy Supply LLC	BBB	4.60 - 5.70	10/15/15 - 12/15/21	400,000	407,935
SCANA Corp.	BBB	4.13	02/01/22	400,000	388,452
Other Securities				1,250,000	1,243,763
					2,462,596
TOTAL LONG-TERM DEBT SECURITIES (Cost: $80,401,097) 98.8%					81,055,014
TEMPORARY CASH INVESTMENTS (2) (Cost: $461,600) 0.6%					461,600
TOTAL INVESTMENTS (Cost: $80,862,697) 99.4%					81,516,614
OTHER NET ASSETS 0.6%					456,150
NET ASSETS 100.0%					$81,972,764

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.0%)
U.S. Treasury Bill	A-1+	0.05%	03/13/14	$1,000,000	$999,903
U.S. Treasury Bill	A-1+	0.08	02/13/14	4,000,000	3,999,642
U.S. Treasury Bill	A-1+	0.08	02/20/14	1,000,000	999,896
					5,999,441
U.S. GOVERNMENT AGENCIES (18.7%)
FHLB	A-1+	0.09	03/07/14	500,000	499,924
FHLB	A-1+	0.10	03/21/14	2,700,000	2,699,383
FHLB	A-1+	0.10	03/28/14	200,000	199,952
FHLB	A-1+	0.10	04/16/14	580,000	579,894
FHLMC	A-1+	0.07	02/21/14	50,000	49,995
FHLMC	A-1+	0.08	01/27/14	270,000	269,984
FHLMC	A-1+	0.08	02/24/14	1,600,000	1,599,808
FHLMC	A-1+	0.10	03/14/14	250,000	249,952
FNMA	A-1+	0.08	01/27/14	200,000	199,988
FNMA	A-1+	0.08	02/03/14	224,000	223,984
					6,572,864
COMMERCIAL PAPER (62.6%)
Air Products & Chemicals†	A-1	0.10	01/22/14	1,400,000	1,399,918
Baker Hughes, Inc.†	A-1	0.09	01/14/14	1,300,000	1,299,958
Chevron Corp.†	A-1+	0.09	03/03/14	1,450,000	1,449,779
Danaher Corp.†	A-1	0.11	01/17/14	1,350,000	1,349,934
Disney (Walt) Co.†	A-1	0.10	03/25/14	300,000	299,931
Emerson Electric Co.†	A-1	0.11	02/18/14	800,000	799,883
Illinois Tool Works, Inc.†	A-1	0.10	01/30/14	1,400,000	1,399,887
National Rural Utilities	A-1	0.09	01/07/14	500,000	499,993
National Rural Utilities	A-1	0.09	01/09/14	1,000,000	999,980
Nestle Capital Corp.†	A-1+	0.09	02/10/14	1,500,000	1,499,850
New Jersey Natural Gas	A-1	0.18	01/15/14	1,500,000	1,499,895
Pfizer, Inc.†	A-1+	0.11	03/05/14	1,100,000	1,099,772
Precision Castparts Corp.†	A-1	0.12	02/03/14	1,500,000	1,499,835
Private Export Funding Corp.†	A-1	0.12	01/08/14	1,000,000	999,977
Procter & Gamble Co.†	A-1+	0.10	02/11/14	1,500,000	1,499,829
Toyota Motor Credit Corp.	A-1+	0.11	01/29/14	1,550,000	1,549,867
Washington Gas Light Co.	A-1	0.07	01/14/14	500,000	499,987
Washington Gas Light Co.	A-1	0.12	01/17/14	129,000	128,993
Washington Gas Light Co.	A-1	0.09	01/22/14	155,000	154,992
Wells Fargo & Co.	A-1	0.14	02/14/14	1,500,000	1,499,743
Wisconsin Gas Co.	A-1	0.10	01/10/14	600,000	599,985
					22,031,988
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $34,604,261) 98.3%					34,604,293
TEMPORARY CASH INVESTMENTS (2) (Cost: $788,600) 2.2%					788,600
TOTAL INVESTMENTS (Cost: $35,392,861) 100.5%					35,392,893
OTHER NET ASSETS -0.5%					(176,985)
NET ASSETS 100.0%					$35,215,908

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES
December 31, 2013

Abbreviations:  FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

"Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poor's Corporation (unaudited).

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$1,795,822	2.2%
MONEY MARKET FUND	$14,598,553	41.5%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2013, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	March 2014	$460,275	$15,890	1.9%
EQUITY INDEX FUND	29	E-mini S&P 500 Stock Index	P	March 2014	$2,669,595	$97,314	3.0%
MID-CAP EQUITY INDEX FUND	12	E-mini S&P MidCap 400 Stock Index	P	March 2014	$1,607,280	$32,760	3.2%

(a)  Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2013 was 0.15%.

(3)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2013 was 0.10%.

(4)  U.S. Government guaranteed security.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2013

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at fair value (Notes 1 and 3) (Cost: All America Fund — $17,168,346 Equity Index Fund — $58,585,248 Mid-Cap Equity Index Fund — $35,039,545 Small Cap Value Fund — $11,474,000 Small Cap Growth Fund — $8,011,440 Bond Fund — $80,862,697 Money Market Fund — $35,392,861)	$24,349,315	$88,380,921	$50,226,919	$14,435,739
Cash	90,662	41	62	19,378
Interest and dividends receivable	30,422	112,283	46,977	16,625
Receivable for securities sold	262	—	—	1,511
Receivable for daily variation on future contracts	1,600	9,280	4,200	—
TOTAL ASSETS	24,472,261	88,502,525	50,278,158	14,473,253
LIABILITIES:
Payable for securities purchased	—	—	—	—
Shareholder redemptions payable	—	—	—	—
Accrued expenses	334	302	172	337
TOTAL LIABILITIES	334	302	172	337
NET ASSETS	$24,471,927	$88,502,223	$50,277,986	$14,472,916
SHARES OUTSTANDING (Note 4)	1,963,079	6,833,303	3,470,848	1,082,090
NET ASSET VALUE PER SHARE	$12.47	$12.95	$14.49	$13.37
COMPONENTS OF NET ASSETS:
Paid-in capital	$17,681,185	$59,339,444	$35,326,556	$11,495,347
Accumulated undistributed net investment income (loss)	15,045	(6,656)	38,110	23,265
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(421,162)	(723,552)	(306,814)	(7,435)
Net unrealized appreciation (depreciation) of investments and futures contracts	7,196,859	29,892,987	15,220,134	2,961,739
NET ASSETS	$24,471,927	$88,502,223	$50,277,986	$14,472,916

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at fair value (Notes 1 and 3) (Cost: All America Fund — $17,168,346 Equity Index Fund — $58,585,248 Mid-Cap Equity Index Fund — $35,039,545 Small Cap Value Fund — $11,474,000 Small Cap Growth Fund — $8,011,440 Bond Fund — $80,862,697 Money Market Fund — $35,392,861)	$11,063,316	$81,516,614	$35,392,893
Cash	71,585	97	92
Interest and dividends receivable	12,697	664,605	—
Receivable for securities sold	—	3,415	—
Receivable for daily variation on future contracts	—	—	—
TOTAL ASSETS	11,147,598	82,184,731	35,392,985
LIABILITIES:
Payable for securities purchased	—	210,955	—
Shareholder redemptions payable	—	—	177,000
Accrued expenses	259	1,012	77
TOTAL LIABILITIES	259	211,967	177,077
NET ASSETS	$11,147,339	$81,972,764	$35,215,908
SHARES OUTSTANDING (Note 4)	776,602	8,323,140	3,346,721
NET ASSET VALUE PER SHARE	$14.35	$9.85	$10.52
COMPONENTS OF NET ASSETS:
Paid-in capital	$8,082,158	$81,318,847	$35,215,909
Accumulated undistributed net investment income (loss)	16,061	—	—
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(2,756)	—	(33)
Net unrealized appreciation (depreciation) of investments and futures contracts	3,051,876	653,917	32
NET ASSETS	$11,147,339	$81,972,764	$35,215,908

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2013

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$432,491	$1,561,410	$661,886	$317,815
Interest	630	2,404	1,742	445
Total investment income	433,121	1,563,814	663,628	318,260
EXPENSES (Note 2):
Advisory expenses	110,024	90,067	57,464	103,700
Other operating expenses:
Independent directors' fees and expenses	2,545	8,727	5,316	1,412
Custodian expenses	78,112	42,749	37,591	20,127
Accounting and recordkeeping expenses	34,805	119,361	72,711	19,309
Transfer agent fees	13,863	47,541	28,960	7,691
Registration fees and expenses	10,934	37,496	22,841	6,066
Audit	9,522	32,655	19,892	5,283
Shareholder reports	3,685	12,638	7,698	2,044
Administrative	3,755	12,877	7,844	2,083
Legal and Compliance	8,999	30,863	18,801	4,993
Other	3,995	13,702	8,347	2,217
Total operating expenses	170,215	358,609	230,001	71,225
Total expenses before reimbursement	280,239	448,676	287,465	174,925
Fee waiver and expense reimbursement (Note 2)	(170,215)	(358,609)	(230,001)	(71,225)
Net Expenses	110,024	90,067	57,464	103,700
Net Investment Income (Loss) (Note 1)	323,097	1,473,747	606,164	214,560
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	1,064,497	585,688	2,806,006	1,237,910
Futures contracts	95,763	554,508	310,892	—
	1,160,260	1,140,196	3,116,898	1,237,910
Change in net unrealized appreciation (depreciation) of:
Investment securities	4,611,737	18,166,544	9,170,614	1,637,663
Futures contracts	19,078	112,465	39,110	—
	4,630,815	18,279,009	9,209,724	1,637,663
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	5,791,075	19,419,205	12,326,622	2,875,573
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,114,172	$20,892,952	$12,932,786	$3,090,133

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$95,850	$—	$—
Interest	147	3,210,324	39,323
Total investment income	95,997	3,210,324	39,323
EXPENSES (Note 2):
Advisory expenses	77,341	383,392	75,250
Other operating expenses:
Independent directors' fees and expenses	1,056	9,844	4,349
Custodian expenses	21,033	32,428	10,521
Accounting and recordkeeping expenses	14,445	134,623	59,482
Transfer agent fees	5,753	53,619	23,691
Registration fees and expenses	4,538	42,289	18,686
Audit	3,952	36,831	16,273
Shareholder reports	1,529	14,254	6,298
Administrative	1,558	14,524	6,417
Legal and Compliance	3,735	34,810	15,380
Other	1,658	15,454	6,828
Total operating expenses	59,257	388,676	167,925
Total expenses before reimbursement	136,598	772,068	243,175
Fee waiver and expense reimbursement (Note 2)	(59,257)	(388,676)	(211,723)
Net Expenses	77,341	383,392	31,452
Net Investment Income (Loss) (Note 1)	18,656	2,826,932	7,871
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	797,143	1,167,479	405
Futures contracts	—	—	—
	797,143	1,167,479	405
Change in net unrealized appreciation (depreciation) of:
Investment securities	2,296,347	(5,149,460)	(3)
Futures contracts	—	—	—
	2,296,347	(5,149,460)	(3)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	3,093,490	(3,981,981)	402
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,112,146	$(1,155,049)	$8,273

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Value Fund
	2013	2012	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$323,097	$240,139	$1,473,747	$1,291,082	$606,164	$586,002	$214,560	$87,136
Net realized gain (loss) on investments and futures contracts	1,160,260	5,683,989	1,140,196	373,015	3,116,898	1,347,552	1,237,910	219,201
Change in net unrealized appreciation (depreciation) of investments and futures contracts	4,630,815	(623,704)	18,279,009	7,008,049	9,209,724	3,860,605	1,637,663	724,486
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,114,172	5,300,424	20,892,952	8,672,146	12,932,786	5,794,159	3,090,133	1,030,823
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(418,112)	(273,183)	(2,150,680)	(1,093,064)	(572,046)	(495,734)	(228,741)	(75,263)
From capital gains	(1,351,272)	(1,559,521)	—	—	(2,195,192)	(1,119,386)	(1,062,210)	—
Total distributions	(1,769,384)	(1,832,704)	(2,150,680)	(1,093,064)	(2,767,238)	(1,615,120)	(1,290,951)	(75,263)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	204,725	883,550	5,398,569	2,640,151	1,773,125	3,224,289	3,062,423	842,623
Dividend reinvestments	1,766,003	889,751	2,073,176	1,056,637	2,703,130	1,576,366	1,290,951	75,263
Cost of shares redeemed	(1,554,023)	(25,417,594)	(1,222,463)	(834,654)	(2,664,179)	(1,830,160)	(18,000)	(1,856)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	416,705	(23,644,293)	6,249,282	2,862,134	1,812,076	2,970,495	4,335,374	916,030
NET INCREASE (DECREASE) IN NET ASSETS	4,761,493	(20,176,573)	24,991,554	10,441,216	11,977,624	7,149,534	6,134,556	1,871,590
NET ASSETS, BEGINNING OF YEAR	19,710,434	39,887,007	63,510,669	53,069,453	38,300,362	31,150,828	8,338,360	6,466,770
NET ASSETS, END OF YEAR	$24,471,927	$19,710,434	$88,502,223	$63,510,669	$50,277,986	$38,300,362	$14,472,916	$8,338,360
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$15,045	$90,986	$(6,656)	$680,249	$38,110	$40,569	$23,265	$(12,400)
OTHER INFORMATION:
Capital shares outstanding at beginning of year	1,933,207	4,266,031	6,305,293	6,008,232	3,328,971	3,056,001	735,486	648,538
Shares issued	18,578	87,629	456,251	274,779	135,729	295,533	250,886	80,261
Shares issued as reinvestment of dividends	146,002	87,557	173,381	106,860	190,977	139,019	97,063	6,852
Shares redeemed	(134,708)	(2,508,010)	(101,622)	(84,578)	(184,829)	(161,582)	(1,345)	(165)
Net increase (decrease)	29,872	(2,332,824)	528,010	297,061	141,877	272,970	346,604	86,948
Capital shares outstanding at end of year	1,963,079	1,933,207	6,833,303	6,305,293	3,470,848	3,328,971	1,082,090	735,486

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Bond Fund		Money Market Fund
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$18,656	$(40,607)	$2,826,932	$2,303,429	$7,871	$12,343
Net realized gain (loss) on investments and futures contracts	797,143	387,074	1,167,479	619,308	405	271
Change in net unrealized appreciation (depreciation) of investments and futures contracts	2,296,347	(22,437)	(5,149,460)	603,850	(3)	2,847
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,112,146	324,030	(1,155,049)	3,526,587	8,273	15,461
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(8,073)	—	(3,093,204)	(2,194,798)	(9,717)	(13,016)
From capital gains	(735,477)	(289,351)	(1,510,572)	(232,972)	(422)	(3)
Total distributions	(743,550)	(289,351)	(4,603,776)	(2,427,770)	(10,139)	(13,019)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	969,027	852,112	6,509,894	9,379,957	26,569,743	12,169,000
Dividend reinvestments	743,550	289,351	4,505,251	2,382,469	10,131	13,007
Cost of shares redeemed	(25,776)	(1,707)	(10,948,416)	(1,686,459)	(24,807,336)	(13,838,103)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	1,686,801	1,139,756	66,729	10,075,967	1,772,538	(1,656,096)
NET INCREASE (DECREASE) IN NET ASSETS	4,055,397	1,174,435	(5,692,096)	11,174,784	1,770,672	(1,653,654)
NET ASSETS, BEGINNING OF YEAR	7,091,942	5,917,507	87,664,860	76,490,076	33,445,236	35,098,890
NET ASSETS, END OF YEAR	$11,147,339	$7,091,942	$81,972,764	$87,664,860	$35,215,908	$33,445,236
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$16,061	$(4,698)	$—	$147,430	$—	$851
OTHER INFORMATION:
Capital shares outstanding at beginning of year	651,148	547,046	8,310,883	7,353,348	3,178,239	3,335,533
Shares issued	75,404	77,261	624,910	890,719	2,524,666	1,156,216
Shares issued as reinvestment of dividends	52,003	26,993	453,451	226,178	963	1,236
Shares redeemed	(1,953)	(152)	(1,066,104)	(159,362)	(2,357,147)	(1,314,746)
Net increase (decrease)	125,454	104,102	12,257	957,535	168,482	(157,294)
Capital shares outstanding at end of year	776,602	651,148	8,323,140	8,310,883	3,346,721	3,178,239

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2013 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund					Equity Index Fund
	Years Ended December 31,					Years Ended December 31,
Selected Per Share and Supplementary Data:	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$10.20	$9.35	$9.43	$8.16	$6.62	$10.07	$8.83	$8.82	$7.84	$6.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.18	0.14	0.06	0.09	0.11	0.22	0.20	0.16	0.16	0.13
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	3.04	1.19	(0.09)	1.30	1.56	2.99	1.22	0.00	0.97	1.51
Total From Investment Operations	3.22	1.33	(0.03)	1.39	1.67	3.21	1.42	0.16	1.13	1.64
Less Distributions:
Dividends (From Net Investment Income)	(0.23)	(0.12)	(0.05)	(0.12)	(0.13)	(0.33)	(0.18)	(0.15)	(0.15)	(0.15)
Distributions (From Capital Gains)	(0.72)	(0.36)	—	—	—	—	—	—	—	—
Total Distributions	(0.95)	(0.48)	(0.05)	(0.12)	(0.13)	(0.33)	(0.18)	(0.15)	(0.15)	(0.15)
Net Asset Value, End of Year	$12.47	$10.20	$9.35	$9.43	$8.16	$12.95	$10.07	$8.83	$8.82	$7.84
Total Return (%)(a)	32.09	14.26	(0.28)	17.28	25.45	32.15	16.07	1.98	14.83	26.15
Net Assets End of Year (in millions)	24.5	19.7	39.9	39.9	45.5	88.5	63.5	53.1	50.2	47.2
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.47	0.96	0.62	0.82	1.58	1.95	2.15	1.90	1.85	2.11
Ratio of Expenses to Average Net Assets (%)	1.27	1.10	1.19	1.09	0.89	0.59	0.64	0.79	0.84	0.52
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	1.10	1.19	0.93	0.50	0.12	0.12	0.13	0.13	0.13
Portfolio Turnover Rate (%)(b)	20.39	19.04	24.85	24.65	25.48	4.18	5.91	2.95	11.89	4.31

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  Represents tax-basis return of capital distributions.

(d)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(e)  Includes less than $0.005 of tax-basis return of capital distributions.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund					Small Cap Value Fund
	Years Ended December 31,					Years Ended December 31,
Selected Per Share and Supplementary Data:	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$11.51	$10.19	$11.04	$9.72	$7.19	$11.34	$9.97	$10.27	$8.21	$6.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.18	0.18	0.14	0.12	0.12	0.23	0.09	0.03	0.05	0.09
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	3.63	1.64	(0.36)	2.38	2.53	3.11	1.38	(0.30)	2.06	1.80
Total From Investment Operations	3.81	1.82	(0.22)	2.50	2.65	3.34	1.47	(0.27)	2.11	1.89
Less Distributions:
Dividends (From Net Investment Income)	(0.17)	(0.15)	(0.14)	(0.11)	(0.12)	(0.24)	(0.10)	(0.03)	(0.05)	(0.09	)(e)
Distributions (From Capital Gains)	(0.66)	(0.35)	(0.49)	(1.07)	—	(1.07)	—	—	—	—
Total Distributions	(0.83)	(0.50)	(0.63)	(1.18)	(0.12)	(1.31)	(0.10)	(0.03)	(0.05)	(0.09)
Net Asset Value, End of Year	$14.49	$11.51	$10.19	$11.04	$9.72	$13.37	$11.34	$9.97	$10.27	$8.21
Total Return (%)(a)	33.35	17.89	(1.93)	26.29	37.01	29.64	14.79	(2.69)	25.89	29.52
Net Assets End of Year (in millions)	50.3	38.3	31.2	33.3	44.3	14.5	8.3	6.5	6.3	4.3
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.32	1.61	1.24	1.22	1.54	1.76	1.16	0.30	0.59	1.34
Ratio of Expenses to Average Net Assets (%)	0.63	0.70	0.82	0.85	0.52	1.43	1.43	1.54	1.38	1.24
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.12	0.13	0.13	0.13	0.85	1.43	1.54	1.25	0.85
Portfolio Turnover Rate (%)(b)	17.32	17.38	18.25	61.15	15.16	52.76	23.22	28.69	41.55	37.74

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund						Bond Fund
	Years Ended December 31,						Years Ended December 31,
Selected Per Share and Supplementary Data:	2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$10.89	$10.82	$11.11	$8.45	$6.62		$10.55	$10.40	$10.02	$9.75	$9.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.03	(0.01)	(0.11)	(0.05)	(0.01)		0.34	0.28	0.28	0.32	0.41
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	4.46	0.54	(0.17)	2.71	1.85		(0.47)	0.17	0.38	0.27	0.46
Total From Investment Operations	4.49	0.53	(0.28)	2.66	1.84		(0.13)	0.45	0.66	0.59	0.87
Less Distributions:
Dividends (From Net Investment Income)	(0.01)	—	(0.01)	—	(0.01	)(c)	(0.38)	(0.27)	(0.28)	(0.32)	(0.41)
Distributions (From Capital Gains)	(1.02)	(0.46)	—	—	—		(0.19)	(0.03)	—	—	—
Total Distributions	(1.03)	(0.46)	(0.01)	—	(0.01)		(0.57)	(0.30)	(0.28)	(0.32)	(0.41)
Net Asset Value, End of Year	$14.35	$10.89	$10.82	$11.11	$8.45		$9.85	$10.55	$10.40	$10.02	$9.75
Total Return (%)(a)	41.25	5.04	(2.52)	31.44	27.88		(1.24)	4.30	6.67	6.06	9.46
Net Assets End of Year (in millions)	11.1	7.1	5.9	5.7	3.7		82.0	87.7	76.5	69.1	60.7
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	0.20	(0.61)	(0.93)	(0.60)	(0.18)		3.32	2.73	2.81	3.21	4.35
Ratio of Expenses to Average Net Assets (%)	1.50	1.44	1.54	1.38	1.24		0.91	1.03	1.13	1.00	0.84
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	1.44	1.54	1.25	0.85		0.45	1.03	1.13	0.87	0.45
Portfolio Turnover Rate (%)(b)	54.18	62.54	59.77	55.98	93.65		26.19	20.39	20.77	21.48	27.04

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  Represents tax-basis return of capital distributions.

(d)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(e)  Includes less than $0.005 of tax-basis return of capital distributions.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Money Market Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2013		2012		2011		2010		2009
Net Asset Value, Beginning of Year	$10.52		$10.52		$10.52		$10.52		$10.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—	(f)	—	(f)	—	(f)	—	(f)	0.01
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	—	(f)	—	(f)	—	(f)	—	(f)	(0.01)
Total From Investment Operations	—		—		—		—		—
Less Distributions:
Dividends (From Net Investment Income)	—	(f)	—	(f)	—	(f)	—	(f)	(0.01)
Distributions (From Capital Gains)	—	(f)	—	(f)	—	(f)	—		— (f)
Total Distributions	—		—		—		—		(0.01)
Net Asset Value, End of Year	$10.52		$10.52		$10.52		$10.52		$10.52
Total Return (%)(a)	0.02		0.04		0.02		0.01		0.07
Net Assets End of Year (in millions)	35.2		33.4		35.1		45.0		54.4
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	0.02		0.03		0.03		0.01		0.10
Ratio of Expenses to Average Net Assets (%)	0.65		0.73		0.84		0.84		0.57
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.08	(d)	0.09	(d)	0.11	(d)	0.16	(d)	0.18 (d)
Portfolio Turnover Rate (%)(b)	NA		NA		NA		NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At December 31, 2013, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, "the Funds"). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of December 31, 2013, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of December 31, 2013. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of December 31, 2013:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value: (See Summary Portfolios or Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$14,160,792	—	—	$14,160,792
Common Stock-Active	$9,663,957	—	—	$9,663,957
Convertible Preferred Stock-Active	$29,003	—	—	$29,003
Short-Term Debt Securities-Indexed	—	$299,963	—	$299,963
Temporary Cash Investments	—	$195,600	—	$195,600
	$23,853,752	$495,563	—	$24,349,315
Equity Index Fund
Common Stock	$85,796,413	—	—	$85,796,413
Short-Term Debt Securities	—	$2,199,708	—	$2,199,708
Temporary Cash Investments	—	$384,800	—	$384,800
	$85,796,413	$2,584,508	—	$88,380,921
Mid-Cap Equity Index Fund
Common Stock	$48,651,273	—	—	$48,651,273
Short-Term Debt Securities	—	$1,099,946	—	$1,099,946
Temporary Cash Investments	—	$475,700	—	$475,700
	$48,651,273	$1,575,646	—	$50,226,919
Small Cap Value Fund
Common Stock	$14,209,927	—	—	$14,209,927
Convertible Preferred Stock	$25,812	—	—	$25,812
Temporary Cash Investments	—	$200,000	—	$200,000
	$14,235,739	$200,000	—	$14,435,739
Small Cap Growth Fund
Common Stock	$11,063,316	—	—	$11,063,316
Bond Fund
U.S. Government Debt	—	$7,626,806	—	$7,626,806
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$23,859,374	—	$23,859,374
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$417,938	—	$417,938
Long-Term Corporate Debt	—	$49,150,896	—	$49,150,896
Temporary Cash Investments	—	$461,600	—	$461,600
	—	$81,516,614	—	$81,516,614
Money Market Fund
U.S. Government Debt	—	$5,999,441	—	$5,999,441
U.S. Government Agency Short-Term Debt	—	$6,572,864	—	$6,572,864
Commercial Paper	—	$22,031,988	—	$22,031,988
Temporary Cash Investments	—	$788,600	—	$788,600
	—	$35,392,893	—	$35,392,893
Other Financial Instruments:*
All America Fund	$15,890	—	—	$15,890
Equity Index Fund	$97,314	—	—	$97,314
Mid-Cap Equity Index Fund	$32,760	—	—	$32,760

*  Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.

During the year ended December 31, 2013, there were no transfers of securities between Level 1, Level 2, or Level 3.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Footnotes to the Summary Portfolios of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2013, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $16,308,614, $12,324,345 and $2,400,087, respectively.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company's Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2013, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2013, none of the Funds had capital loss carry forwards to offset any future net realized capital gains generated subsequent to December 31, 2013.

The Small Cap Growth Fund and Money Market Fund generated post-October 2013 capital losses of $46,535 and $33, respectively, which were deferred for tax purposes to the first day of the following year.

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund's operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the year ended December 31, 2013, the Adviser's fee for the Money Market Fund ranged from .06% to .13%.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remained in effect through April 30, 2010. Effective May 1, 2010, a new expense limitation agreement went into effect. The new agreement only limited the Equity Index and Mid-Cap Equity Index Funds' total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fee. The other funds' expenses were not limited. The May 1, 2010 expense limitation agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense limitation agreement went into effect, under which the Adviser agreed to limit all the Funds' total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fees. This agreement is effective through April 30, 2014 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund's total fees and expenses are subject to the September 3, 2009 limitation outlined above until such time as it is revoked. As a result, during the year ended December 31, 2013, all of the Money Market Fund's operating expenses, other than a portion of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31, 2013 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$4,343,001	$8,788,511	$7,644,681	$9,824,149
Proceeds from sales of investments	$5,160,445	$3,036,342	$8,005,569	$6,141,808

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$6,042,140	$13,892,645	—
Proceeds from sales of investments	$4,862,605	$4,203,444	—

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—
Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	$8,097,873	—
Proceeds from sales of investments	—	$19,101,707	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $587,062,110; net proceeds from sales were $585,153,000.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2013 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$7,423,081	$30,624,137	$15,872,476	$3,228,410
Unrealized Depreciation	(798,305)	(1,747,730)	(1,900,008)	(364,542)
Net	$6,624,776	$28,876,407	$13,972,468	$2,863,868
Tax Cost of Investments	$17,724,539	$59,504,514	$36,254,451	$11,571,871

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$3,193,818	$2,412,082	$73
Unrealized Depreciation	(146,094)	(1,758,165)	(41)
Net	$3,047,724	$653,917	$32
Tax Cost of Investments	$8,015,592	$80,862,697	$35,392,861

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for Federal income tax purposes arise primarily from federal income tax treatment of wash sales, Real Estate Investment Trusts (REITs) and futures contracts.

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2013, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of December 31, 2013, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund's outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	22%
Small Cap Growth Fund	29%
Bond Fund	10%
Money Market Fund	21%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at December 31, 2013 were as follows:

All America Fund: three shareholders owning 62%, 15% and 5%, respectively.

Equity Index Fund: two shareholders owning 63% and 10%, respectively.

Mid-Cap Equity Index Fund: three shareholders owning 55%, 17% and 12%, respectively.

Small Cap Value Fund: three shareholders owning 43%, 17% and 7%, respectively.

Small Cap Growth Fund: two shareholders owning 50% and 10%, respectively.

Bond Fund: two shareholders owning 74% and 6%, respectively.

Money Market Fund: four shareholders owning 16%, 6%, 5% and 5%, respectively.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 26, 2013, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth and Money Market Funds. Additionally, remaining required distributions relating to 2012 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 13, 2013. No such distributions were required for the Small Cap Growth Fund. On December 27, 2013, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds.

Pursuant to shareholders' instructions, substantially all 2013 and 2012 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2013 and 2012 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary income (a)
2013	$467,583	$2,150,680	$914,337	$262,034
2012	$273,183	$1,093,064	$609,768	$75,263
Long-term capital gains
2013	$1,301,801	$0	$1,852,901	$1,028,917
2012	$1,559,521	$0	$1,005,352	$0
Return of capital
2013	$0	$0	$0	$0
2012	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary income (a)
2013	$80,444	$2,975,501	$9,137
2012	$0	$2,194,798	$13,018
Long-term capital gains
2013	$663,106	$1,338,615	$0
2012	$288,916	$232,972	$0
Return of capital
2013	$0	$289,660	$1,002
2012	$435	$0	$0

Notes:

(a)  Includes distributions from fund-level net short-term capital gains.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2013, undistributed net income and undistributed accumulated gain (loss) for Federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$40,733	$27,650	$70,280	$113,701
Accumulated undistributed realized gain (loss) on investments and futures contracts	$125,233	$258,722	$930,506	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$6,624,776	$28,876,407	$13,972,468	$2,863,868

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$16,061	$0	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$1,396	$0	$(33)
Net unrealized appreciation (depreciation) of investments and futures contracts	$3,047,724	$653,917	$32

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, REITs and the Federal income tax treatment of futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the year ended December 31, 2013, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, net operating losses, corporate actions and the character of distributions. Each Fund's net assets are not affected by these reclassifications.

During the year ended December 31, 2013, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$19,074	$(9,972)	$(36,577)	$49,846
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(19,074)	$9,972	$36,577	$(50,718)
Paid in capital	$0	$0	$0	$872

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$10,176	$118,842	$995
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(17,402)	$170,819	$6
Paid in capital	$7,226	$(289,661)	$(1,001)

7.  SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors
of Mutual of America Institutional Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc. (comprised of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund, (collectively, the "Funds")), including the portfolio of investments in securities for the Money Market Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Institutional Funds, Inc., as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 26, 2014

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Institutional Funds, Inc., 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Investment Corporation, an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Greed serves as director of one other investment company advised by or affiliated with the Adviser, Mutual of America Investment Corporation.

The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Institutional Funds, Inc., at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-914-8716 or through the following websites: http://www.institutionalfunds.com or http://www.sec.gov.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Carolyn N. Dolan, age 66	Since May 2008	Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Trustee, Fordham University; Mutual of America Investment Corporation
Kevin M. Kearney, age 61	February 1996-May 2008, Since April 2011	Partner, Wingate, Kearney & Cullen	Director, Concern Worldwide, USA; Trustee, College of Mount Saint Vincent; Mutual of America Investment Corporation
LaSalle D. Leffall, III, age 50	Since April 2011	President and Founder, LDL Financial, LLC	Director, Federal Home Loan Bank of Atlanta; Mutual of America Investment Corporation
John W. Sibal, age 61	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Director, Eustis Commercial Mortgage Corporation; Chairman, New Orleans Recreation Development Foundation; Mutual of America Investment Corporation
Margaret M. Smyth, age 50	Since April 2011

Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company; prior thereto Vice President, Controller, United Technologies Corporation; prior thereto Vice President and Chief Accounting Officer, 3M Company

Director, Martha Stewart Living Omnimedia, Inc.; Director, Vonage Holdings; Director, Concern Worldwide, USA.; President's Council and Trustee Fellow, Fordham University; Member, Aspen Institute Global Leadership Network; Member, Women Corporate Directors; Mutual of America Investment Corporation

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Patrick J. Waide, Jr., age 76	Since August 1996	Certified Public Accountant	Trustee, John Simon Guggenheim Memorial Foundation; Emeritus Director, National Catholic Reporter; Mutual of America Investment Corporation
William E. Whiston, age 59	Since April 2011

Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank

Director, Hudson Valley Bank; Trustee and Treasurer, Trustees of St. Patrick's Cathedral in New York City; Trustee, St. Joseph's Seminary; Mutual of America Investment Corporation

Interested Director

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
John R. Greed, Chairman, President and Chief Executive Officer, age 53	Chairman of the Board since September 2003

Senior Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company and Mutual of America Holding Company, Inc. since December 2007; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.; prior thereto Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Institutional Funds, Inc. and Mutual of America Capital Management Corporation

Mutual of America Life Insurance Company, Mutual of America Investment Corporation, Mutual of America Holding Company, Inc. , Mutual of America Foundation; Greater NYC Council of the Boy Scouts of America

Mr. Greed is an "interested person" as an officer of the Adviser and of affiliates of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer
James J. Roth, Senior Executive Vice President and General Counsel, age 64	Since April 2009

Senior Executive Vice President and General Counsel, Mutual of America Life Insurance Company since March 2013; prior thereto Executive Vice President and General Counsel, Mutual of America Life Insurance Company since April 2009; Senior Executive Vice President and General Counsel, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, Mutual of America Investment Corporation, and Mutual of America Institutional Funds, Inc.; Chairman, President and Chief Executive Officer, Mutual of America Holding Company, Inc.

Mutual of America Holding Company, Inc.; Mutual of America Foundation; Respect for Law Alliance
George L. Medlin, Executive Vice President, Chief Financial Officer and Treasurer, age 61	Since February 2008

Executive Vice President and Treasurer, Mutual of America Life Insurance Company; prior thereto, Executive Vice President, Internal Audit, Mutual of America Life Insurance Company; Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.

Director, Mutual of America Holding Co; Director and Board Treasurer, Nassau County Coalition Against Domestic Violence
Scott H. Rothstein, Executive Vice President, Deputy General Counsel and Secretary, age 48	Since April 2013

Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company, since January 2009; Executive Vice President, Deputy General Counsel and Secretary, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc., since April 2013

None

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer
Kathryn Lu, Executive Vice President and Chief Compliance Officer, age 53	Since July 2008

Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company, prior thereto Senior Vice President and Chief Compliance Officer, Mutual of America; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.

None
John Corrigan, Executive Vice President and Internal Auditor, age 54	Since February 2008

Executive Vice President and Internal Auditor, Mutual of America Life Insurance Company; prior thereto Senior Vice President and Internal Auditor, Mutual of America; Executive Vice President and Internal Auditor, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.

None
Chris W. Festog, Senior Vice President and Deputy Treasurer, age 52	Since April 2013	Senior Vice President and Deputy Treasurer, Mutual of America Life Insurance Company	None
Christopher M. Miseo, Senior Vice President and Chief Accounting Officer, age 57	Since March 2013	Senior Vice President and Director of Accounting and Financial Reporting, Mutual of America Life Insurance Company	None

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of December 31, 2013. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

The Bond and Money Market Funds' dividend distributions do not qualify for the corporate dividends received deduction. For the All America, Equity Index, Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds, 100%, 100%, 53.08%, 80.38%, and 83.11%, respectively of the Funds' ordinary income qualifies for the corporate dividends received deduction.

The following amounts of 2013 Institutional Funds' long-term capital gains (if any) are considered capital gains dividends.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Dividends qualifying for reduced long-term capital gains tax rate	$1,301,801	$0	$1,852,901	$1,028,917

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Dividends qualifying for reduced long-term capital gains tax rate	$663,106	$1,338,615	$0

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MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.               CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940.  The Code consists of two sections.  The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1.  Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002.  It applies specifically to the Corporation’s principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply.  Section A applies to all individuals while Section B applies to the individuals designated in Section B.  Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Sections A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.               AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)           Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2)           The audit committee financial expert is Patrick J. Waide, Jr.  He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999.  Mr. Waide is considered an independent director.

(a) (3)           Not applicable.

ITEM 4.               PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)         Aggregate Audit Fees:

2013: $124,408

2012: $118,732

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.               AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.               INVESTMENTS.

(a)         Schedule I — Portfolios of Investments in Securities follows for those Funds for which a summary portfolio is presented in the Annual Report to Shareholders:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  —  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.3%)
Amazon.com, Inc.*	313	124,821
AutoNation, Inc.*	56	2,783
AutoZone, Inc.*	30	14,338
Bed Bath & Beyond, Inc.*	186	14,936
Best Buy Co., Inc.	245	9,771
BorgWarner, Inc.	201	11,238
Cablevision Systems Corp. Cl A	178	3,192
CarMax, Inc.*	210	9,874
Carnival Corp.	364	14,622
CBS Corp. Cl B	472	30,085
Chipotle Mexican Grill, Inc.*	26	13,852
Coach, Inc.	241	13,527
Comcast Corp. Cl A	2,191	113,855
D.R. Horton, Inc.	231	5,156
Darden Restaurants, Inc.	118	6,416
Delphi Automotive PLC	249	14,972
DIRECTV*	419	28,949
Discovery Communications, Inc. Cl A*	189	17,089
Disney (Walt) Co.	1,384	105,738
Dollar General Corp.*	254	15,321
Dollar Tree, Inc.*	184	10,381
Expedia, Inc.	89	6,200
Family Dollar Stores, Inc.	84	5,457
Ford Motor Co.	3,763	58,063
Fossil Group, Inc.*	44	5,277
GameStop Corp. Cl A	101	4,975
Gannett Co., Inc.	190	5,620
Gap, Inc.	229	8,949
Garmin Ltd.	109	5,038
General Motors Co.*	1,016	41,524
Genuine Parts Co.	133	11,064
Goodyear Tire & Rubber Co.	216	5,152
Graham Hldgs. Co. Cl B	4	2,653
H&R Block, Inc.	235	6,824
Harley-Davidson, Inc.	193	13,363
Harman Int’l. Industries, Inc.	59	4,829
Hasbro, Inc.	99	5,446
Home Depot, Inc.	1,207	99,384
International Game Technology	212	3,850
Interpublic Group of Cos., Inc.	354	6,266
Johnson Controls, Inc.	612	31,396
Kohl’s Corp.	174	9,875
L Brands, Inc.	212	13,112
Leggett & Platt, Inc.	118	3,651
Lennar Corp. Cl A	137	5,420
Lowe’s Cos., Inc.	885	43,852
Macy’s, Inc.	318	16,981
Marriott International, Inc. Cl A	191	9,426
Mattel, Inc.	291	13,846
McDonald’s Corp.	856	83,058
Michael Kors Hldgs. Ltd.*	155	12,584
Mohawk Industries, Inc.*	52	7,743
Netflix, Inc.*	51	18,777
Newell Rubbermaid, Inc.	246	7,973
News Corp. Cl A*	427	7,695
NIKE, Inc. Cl B	652	51,273
Nordstrom, Inc.	122	7,540

O’Reilly Automotive, Inc.*	93	11,970
Omnicom Group, Inc.	219	16,287
PetSmart, Inc.	89	6,475
Priceline.com, Inc.*	43	49,983
Pulte Homes, Inc.	290	5,907
PVH Corp.	71	9,657
Ralph Lauren Corp.	52	9,182
Ross Stores, Inc.	185	13,862
Scripps Networks Interactive, Inc. Cl A	92	7,950
Staples, Inc.	559	8,883
Starbucks Corp.	646	50,640
Starwood Hotels & Resorts	162	12,871
Target Corp.	546	34,545
Tiffany & Co.	95	8,814
Time Warner Cable, Inc.	247	33,469
Time Warner, Inc.	760	52,987
TJX Cos., Inc.	612	39,003
TripAdvisor, Inc.*	94	7,786
Twenty-First Century Fox, Inc. Cl A	1,640	57,695
Urban Outfitters, Inc.*	93	3,450
V.F. Corp.	300	18,702
Viacom, Inc. Cl B	343	29,958
Whirlpool Corp.	66	10,353
Wyndham Worldwide Corp.	111	8,180
Wynn Resorts Ltd.	70	13,595
Yum! Brands, Inc.	381	28,807
		1,776,063
CONSUMER STAPLES (5.7%)
Altria Group, Inc.	1,711	65,685
Archer-Daniels-Midland Co.	546	23,696
Avon Products, Inc.	371	6,389
Beam, Inc.	140	9,528
Brown-Forman Corp. Cl B	138	10,429
Campbell Soup Co.	157	6,795
Clorox Co.	112	10,389
Coca-Cola Co.	3,245	134,051
Coca-Cola Enterprises, Inc.	205	9,047
Colgate-Palmolive Co.	756	49,299
ConAgra Foods, Inc.	345	11,627
Constellation Brands, Inc. Cl A*	146	10,275
Costco Wholesale Corp.	379	45,105
CVS Caremark Corp.	989	70,783
Dr. Pepper Snapple Group, Inc.	172	8,380
Estee Lauder Cos., Inc. Cl A	218	16,420
General Mills, Inc.	557	27,800
Hershey Co.	127	12,348
Hormel Foods Corp.	115	5,195
J.M. Smucker Co.	90	9,326
Kellogg Co.	224	13,680
Kimberly-Clark Corp.	325	33,950
Kraft Foods Group, Inc.	509	27,445
Kroger Co.	459	18,144
Lorillard, Inc.	320	16,218
McCormick & Co., Inc.	113	7,788
Mead Johnson Nutrition Co.	177	14,826
Molson Coors Brewing Co. Cl B	135	7,580
Mondelez International, Inc. Cl A	1,501	52,985
Monster Beverage Corp.*	113	7,658
PepsiCo, Inc.	1,320	109,481
Philip Morris Int’l., Inc.	1,393	121,372
Proctor & Gamble Co.	2,338	190,337

Reynolds American, Inc.	273	13,647
Safeway, Inc.	212	6,905
Sysco Corp.	500	18,050
Tyson Foods, Inc. Cl A	234	7,830
Wal-Mart Stores, Inc.	1,409	110,874
Walgreen Co.	737	42,333
Whole Foods Market, Inc.	314	18,159
		1,381,829
ENERGY (5.9%)
Anadarko Petroleum Corp.	443	35,139
Apache Corp.	345	29,649
Baker Hughes, Inc.	379	20,944
Cabot Oil & Gas Corp.	343	13,295
Cameron International Corp.*	208	12,382
Chesapeake Energy Corp.	427	11,589
Chevron Corp.	1,635	204,228
ConocoPhillips	1,057	74,677
CONSOL Energy, Inc.	197	7,494
Denbury Resources, Inc.*	315	5,175
Devon Energy Corp.	330	20,417
Diamond Offshore Drilling, Inc.	61	3,472
Ensco PLC Cl A	215	12,294
EOG Resources, Inc.	227	38,100
EQT Corp.	128	11,492
Exxon Mobil Corp.	3,757	380,205
FMC Technologies, Inc.*	211	11,016
Halliburton Co.	723	36,692
Helmerich & Payne, Inc.	93	7,819
Hess Corp.	245	20,335
Kinder Morgan, Inc.	565	20,340
Marathon Oil Corp.	601	21,215
Marathon Petroleum Corp.	260	23,850
Murphy Oil Corp.	152	9,862
Nabors Industries Ltd.	219	3,721
National Oilwell Varco, Inc.	373	29,665
Newfield Exploration Co.*	114	2,808
Noble Corp. PLC	224	8,393
Noble Energy, Inc.	311	21,182
Occidental Petroleum Corp.	683	64,953
Peabody Energy Corp.	239	4,668
Phillips 66	513	39,568
Pioneer Natural Resources Co.	120	22,088
QEP Resources, Inc.	159	4,873
Range Resources Corp.	138	11,635
Rowan Companies PLC Cl A*	110	3,890
Schlumberger Ltd.	1,131	101,914
Southwestern Energy Co.*	301	11,838
Spectra Energy Corp.	567	20,197
Tesoro Corp.	117	6,845
Transocean Ltd.	303	14,974
Valero Energy Corp.	468	23,587
Williams Cos., Inc.	595	22,949
WPX Energy, Inc.*	173	3,526
		1,454,955
FINANCIALS (9.3%)
ACE Ltd.	290	30,024
Aflac, Inc.	409	27,321
Allstate Corp.	385	20,998
American Express Co.	778	70,588
American Int’l. Group, Inc.	1,251	63,864
American Tower Corp.	337	26,899

Ameriprise Financial, Inc.	164	18,868
Aon PLC	259	21,728
Apartment Investment & Management Co. Cl A	129	3,342
Assurant, Inc.	63	4,181
AvalonBay Communities, Inc.	106	12,532
Bank of America Corp.	9,033	140,644
Bank of New York Mellon Corp.	971	33,927
BB&T Corp.	599	22,355
Berkshire Hathaway, Inc. Cl B*	1,540	182,582
BlackRock, Inc.	107	33,862
Boston Properties, Inc.	131	13,148
Capital One Financial Corp.	488	37,386
CBRE Group, Inc.*	236	6,207
Charles Schwab Corp.	983	25,558
Chubb Corp.	215	20,775
Cincinnati Financial Corp.	126	6,599
Citigroup, Inc.	2,590	134,965
CME Group, Inc.	273	21,420
Comerica, Inc.	156	7,416
Discover Financial Svcs.	415	23,219
E*Trade Financial Corp.*	241	4,733
Equity Residential	293	15,198
Fifth Third Bancorp	751	15,794
Franklin Resources, Inc.	339	19,570
General Growth Pptys., Inc.	472	9,473
Genworth Financial, Inc. Cl A*	416	6,460
Goldman Sachs Group, Inc.	359	63,636
Hartford Financial Svcs. Group, Inc.	379	13,731
HCP, Inc.	405	14,710
Health Care REIT, Inc.	256	13,714
Host Hotels & Resorts, Inc.	639	12,422
Hudson City Bancorp, Inc.	416	3,923
Huntington Bancshares, Inc.	716	6,909
IntercontinentalExchange Group	100	22,492
Invesco Ltd.	375	13,650
JPMorgan Chase & Co.	3,186	186,317
KeyCorp	773	10,374
Kimco Realty Corp.	357	7,051
Legg Mason, Inc.	90	3,913
Leucadia National Corp.	270	7,652
Lincoln National Corp.	223	11,511
Loews Corp.	261	12,591
M&T Bank Corp.	113	13,155
Marsh & McLennan Cos., Inc.	471	22,778
McGraw-Hill Financial, Inc.	228	17,830
MetLife, Inc.	942	50,793
Moody’s Corp.	159	12,477
Morgan Stanley	1,198	37,569
Nasdaq OMX Group, Inc.	100	3,980
Northern Trust Corp.	187	11,573
People’s United Financial, Inc.	279	4,218
Plum Creek Timber Co., Inc.	151	7,023
PNC Financial Svcs. Grp., Inc.	454	35,221
Principal Financial Grp., Inc.	234	11,539
Progressive Corp.	472	12,871
ProLogis, Inc.	432	15,962
Prudential Financial, Inc.	391	36,058
Public Storage	125	18,815
Regions Financial Corp.	1,186	11,730
Simon Property Group, Inc.	270	41,083
SLM Corp.	376	9,881

State Street Corp.	374	27,448
SunTrust Banks, Inc.	457	16,822
T. Rowe Price Group, Inc.	219	18,346
The Macerich Co.	122	7,185
Torchmark Corp.	77	6,018
Travelers Cos., Inc.	309	27,977
U.S. Bancorp	1,562	63,105
Unum Group	227	7,963
Ventas, Inc.	256	14,664
Vornado Realty Trust	151	13,407
Wells Fargo & Co.	4,068	184,687
Weyerhaeuser Co.	487	15,375
XL Group PLC	240	7,642
Zions Bancorporation	154	4,614
		2,276,041
HEALTH CARE (7.5%)
Abbott Laboratories	1,302	49,906
AbbVie, Inc.	1,428	75,413
Actavis PLC*	148	24,864
Aetna, Inc.	318	21,812
Agilent Technologies, Inc.	285	16,299
Alexion Pharmaceuticals, Inc.*	163	21,689
Allergan, Inc.	239	26,548
AmerisourceBergen Corp.	196	13,781
Amgen, Inc.	640	73,062
Bard (C.R.), Inc.	68	9,108
Baxter International, Inc.	456	31,715
Becton, Dickinson & Co.	165	18,231
Biogen Idec, Inc.*	198	55,391
Boston Scientific Corp.*	1,141	13,715
Bristol-Myers Squibb Co.	1,379	73,294
Cardinal Health, Inc.	294	19,642
CareFusion Corp.*	179	7,128
Celgene Corp.*	347	58,629
Cerner Corp.*	260	14,492
CIGNA Corp.	238	20,820
Covidien PLC	391	26,627
DaVita HealthCare Partners, Inc.*	149	9,442
DENTSPLY International, Inc.	122	5,915
Edwards Lifesciences Corp.*	94	6,181
Express Scripts Hldg. Co.*	687	48,255
Forest Laboratories, Inc.*	202	12,126
Gilead Sciences, Inc.*	1,258	94,539
Hospira, Inc.*	141	5,820
Humana, Inc.	133	13,728
Intuitive Surgical, Inc.*	33	12,675
Johnson & Johnson	2,422	221,831
Laboratory Corp. of America Hldgs.*	76	6,944
Life Technologies Corp.*	151	11,446
Lilly (Eli) & Co.	847	43,197
McKesson Corp.	197	31,796
Medtronic, Inc.	868	49,815
Merck & Co., Inc.	2,489	124,574
Mylan, Inc.*	328	14,235
Patterson Cos., Inc.	72	2,966
PerkinElmer, Inc.	94	3,876
Perrigo Co. PLC	159	24,400
Pfizer, Inc.	5,609	171,804
Quest Diagnostics, Inc.	127	6,800
Regeneron Pharmaceuticals, Inc.*	65	17,891
St. Jude Medical, Inc.	248	15,364

Stryker Corp.	248	18,635
Tenet Healthcare Corp.*	87	3,664
Thermo Fisher Scientific, Inc.	298	33,182
UnitedHealth Group, Inc.	854	64,306
Varian Medical Systems, Inc.*	92	7,147
Vertex Pharmaceuticals, Inc.*	189	14,043
Waters Corp.*	71	7,100
WellPoint, Inc.	252	23,282
Zimmer Hldgs., Inc.	146	13,606
Zoetis, Inc.	426	13,926
		1,826,677
INDUSTRIALS (6.3%)
3M Co.	535	75,034
Allegion PLC*	78	3,432
AMETEK, Inc.	206	10,850
Boeing Co.	598	81,621
Caterpillar, Inc.	546	49,582
Cintas Corp.	84	5,006
CSX Corp.	872	25,087
Cummins, Inc.	147	20,723
Danaher Corp.	512	39,526
Deere & Co.	330	30,139
Delta Air Lines, Inc.	732	20,108
Dover Corp.	144	13,902
Dun & Bradstreet Corp.	33	4,051
Eaton Corp. PLC	402	30,600
Emerson Electric Co.	591	41,476
Equifax, Inc.	105	7,254
Expeditors Int’l. of Wash.	177	7,832
Fastenal Co.	246	11,687
FedEx Corp.	255	36,661
Flowserve Corp.	117	9,223
Fluor Corp.	137	11,000
General Dynamics Corp.	286	27,327
General Electric Co.	8,827	247,421
Grainger (W.W.), Inc.	54	13,793
Honeywell International, Inc.	662	60,487
Illinois Tool Works, Inc.	347	29,176
Ingersoll-Rand PLC	225	13,860
Iron Mountain, Inc.	145	4,401
Jacobs Engineering Group, Inc.*	110	6,929
Joy Global, Inc.	91	5,323
Kansas City Southern	93	11,516
L-3 Communications Hldgs., Inc.	75	8,015
Lockheed Martin Corp.	229	34,043
Masco Corp.	305	6,945
Nielsen Hldgs. N.V.	222	10,188
Norfolk Southern Corp.	263	24,414
Northrop Grumman Corp.	190	21,776
PACCAR, Inc.	311	18,402
Pall Corp.	95	8,108
Parker Hannifin Corp.	124	15,951
Pentair Ltd.	168	13,049
Pitney Bowes, Inc.	173	4,031
Precision Castparts Corp.	124	33,393
Quanta Services, Inc.*	182	5,744
Raytheon Co.	272	24,670
Republic Services, Inc.	236	7,835
Robert Half Int’l., Inc.	120	5,039
Robinson (C.H.) Worldwide, Inc.	132	7,701
Rockwell Automation, Inc.	115	13,588

Rockwell Collins, Inc.	115	8,501
Roper Industries, Inc.	84	11,649
Ryder System, Inc.	44	3,246
Snap-on, Inc.	49	5,366
Southwest Airlines Co.	593	11,172
Stanley Black & Decker, Inc.	133	10,732
Stericycle, Inc.*	75	8,713
Textron, Inc.	238	8,749
The ADT Corp.	175	7,082
Tyco International Ltd.	393	16,129
Union Pacific Corp.	395	66,360
United Parcel Service, Inc. Cl B	612	64,309
United Technologies Corp.	719	81,822
Waste Management, Inc.	375	16,826
Xylem, Inc.	161	5,571
		1,544,146
INFORMATION TECHNOLOGY (10.8%)
Accenture Ltd. Cl A	514	42,261
Adobe Systems, Inc.*	396	23,712
Akamai Technologies, Inc.*	150	7,077
Alliance Data Systems Corp.*	41	10,780
Altera Corp.	282	9,173
Amphenol Corp. Cl A	136	12,128
Analog Devices, Inc.	266	13,547
Apple, Inc.	797	447,200
Applied Materials, Inc.	1,032	18,256
Autodesk, Inc.*	193	9,714
Automatic Data Processing, Inc.	407	32,890
Broadcom Corp. Cl A	471	13,965
CA, Inc.	280	9,422
Cisco Systems, Inc.	4,643	104,235
Citrix Systems, Inc.*	155	9,804
Cognizant Technology Solutions*	255	25,750
Computer Sciences Corp.	126	7,041
Corning, Inc.	1,242	22,132
eBay, Inc.*	985	54,067
Electronic Arts, Inc.*	263	6,033
EMC Corp.	1,733	43,585
F5 Networks, Inc.*	65	5,906
Facebook, Inc. Cl A*	1,445	78,968
Fidelity Nat’l. Information Svcs., Inc.	248	13,313
First Solar, Inc.*	62	3,388
Fiserv, Inc.*	221	13,050
FLIR Systems, Inc.	124	3,732
Google, Inc. Cl A*	240	268,970
Harris Corp.	91	6,353
Hewlett-Packard Co.	1,657	46,363
Int’l. Business Machines Corp.	865	162,248
Intel Corp.	4,245	110,200
Intuit, Inc.	246	18,775
Jabil Circuit, Inc.	196	3,418
Juniper Networks, Inc.*	431	9,728
KLA-Tencor Corp.	142	9,153
Lam Research Corp.*	137	7,460
Linear Technology Corp.	204	9,292
LSI Corp.	476	5,246
MasterCard, Inc. Cl A	88	73,520
Microchip Technology, Inc.	168	7,518
Micron Technology, Inc.*	943	20,520
Microsoft Corp.	6,638	248,460
Motorola Solutions, Inc.	200	13,500

NetApp, Inc.	293	12,054
NVIDIA Corp.	490	7,850
Oracle Corp.	3,315	126,832
Paychex, Inc.	271	12,339
QUALCOMM, Inc.	1,482	110,039
Red Hat, Inc.*	139	7,790
Salesforce.com, inc.*	472	26,050
SanDisk Corp.	193	13,614
Seagate Technology PLC	276	15,500
Symantec Corp.	621	14,643
TE Connectivity Ltd.	350	19,289
Teradata Corp.*	135	6,141
Texas Instruments, Inc.	949	41,671
Total System Services, Inc.	140	4,659
VeriSign, Inc.*	111	6,636
Visa, Inc. Cl A	439	97,757
Western Digital Corp.	186	15,605
Western Union Co.	472	8,142
Xerox Corp.	982	11,951
Xilinx, Inc.	233	10,699
Yahoo!, Inc.*	809	32,716
		2,663,830
MATERIALS (2.0%)
Air Products & Chemicals, Inc.	178	19,897
Airgas, Inc.	57	6,375
Alcoa, Inc.	912	9,695
Allegheny Technologies, Inc.	93	3,314
Avery Dennison Corp.	83	4,166
Ball Corp.	125	6,458
Bemis Co., Inc.	89	3,645
CF Industries Hldgs., Inc.	50	11,652
Cliffs Natural Resources, Inc.	131	3,434
Dow Chemical Co.	1,015	45,066
Du Pont (E.I.) de Nemours & Co.	791	51,391
Eastman Chemical Co.	130	10,491
Ecolab, Inc.	233	24,295
FMC Corp.	116	8,753
Freeport-McMoRan Copper & Gold, Inc.	897	33,853
Int’l. Flavors & Fragrances, Inc.	70	6,019
International Paper Co.	386	18,926
LyondellBasell Inds. N.V. Cl A	379	30,426
MeadWestvaco Corp.	155	5,724
Monsanto Co.	452	52,681
Newmont Mining Corp.	449	10,340
Nucor Corp.	275	14,680
Owens-Illinois, Inc.*	141	5,045
PPG Industries, Inc.	122	23,139
Praxair, Inc.	253	32,898
Sealed Air Corp.	166	5,652
Sherwin-Williams Co.	73	13,396
Sigma-Aldrich Corp.	104	9,777
The Mosaic Co.	290	13,708
United States Steel Corp.	121	3,570
Vulcan Materials Co.	111	6,596
		495,062
TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc.	4,537	159,521
CenturyLink, Inc.	526	16,753
Crown Castle International Corp.*	291	21,368
Frontier Communications Corp.	898	4,176
Verizon Communications, Inc.	2,465	121,130

Windstream Hldgs., Inc.	516	4,118
		327,066
UTILITIES (1.7%)
AES Corp.	558	8,097
AGL Resources, Inc.	103	4,865
Ameren Corp.	206	7,449
American Electric Power Co., Inc.	416	19,444
CenterPoint Energy, Inc.	370	8,577
CMS Energy Corp.	229	6,130
Consolidated Edison, Inc.	254	14,041
Dominion Resources, Inc.	502	32,474
DTE Energy Co.	151	10,025
Duke Energy Corp.	606	41,820
Edison International	278	12,871
Entergy Corp.	154	9,744
Exelon Corp.	757	20,734
FirstEnergy Corp.	360	11,873
Integrys Energy Group, Inc.	68	3,700
NextEra Energy, Inc.	366	31,337
NiSource, Inc.	260	8,549
Northeast Utilities	272	11,530
NRG Energy, Inc.	277	7,955
ONEOK, Inc.	178	11,068
Pepco Hldgs., Inc.	215	4,113
PG&E Corp.	392	15,790
Pinnacle West Capital Corp.	95	5,027
PPL Corp.	547	16,459
Public Svc. Enterprise Group, Inc.	445	14,258
SCANA Corp.	121	5,679
Sempra Energy	193	17,324
Southern Co.	758	31,161
TECO Energy, Inc.	177	3,051
Wisconsin Energy Corp.	194	8,020
Xcel Energy, Inc.	428	11,958
		415,123
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $9,963,443) 57.8%		14,160,792

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill (1)	A-1+	0.06	03/13/14	300,000	299,963
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $299,963) 1.2%					299,963

TOTAL INDEXED ASSETS (Cost: $10,263,406) 59.0%					14,460,755

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
Aeropostale, Inc.*	2,288	20,798
AFC Enterprises, Inc.*	886	34,111
Amazon.com, Inc.*	192	76,568
American Axle & Mfg. Hldgs., Inc.*	1,002	20,491
AutoZone, Inc.*	51	24,375
Bally Technologies, Inc.*	268	21,025

Bassett Furniture Industries, Inc.	2,127	32,501
Brunswick Corp.	216	9,949
Cinemark Hldgs., Inc.	635	21,165
Deckers Outdoor Corp.*	576	48,649
Diamond Resorts Int’l., Inc.*	560	10,338
Discovery Communications, Inc. Cl A*	298	26,945
Disney (Walt) Co.	885	67,614
Dollar Tree, Inc.*	217	12,243
Drew Industries, Inc.	373	19,098
Ford Motor Co.	1,320	20,368
General Motors Co.*	627	25,625
Haverty Furniture Cos., Inc.	836	26,167
Hibbett Sports, Inc.*	191	12,837
Home Depot, Inc.	596	49,075
HSN, Inc.	245	15,264
Johnson Controls, Inc.	326	16,724
Macy’s, Inc.	606	32,360
MDC Hldgs., Inc.	565	18,216
Monro Muffler Brake, Inc.	368	20,740
Pep Boys - Manny, Moe & Jack*	1,372	16,656
Red Robin Gourmet Burgers, Inc.*	354	26,033
Rent-A-Center, Inc.	983	32,773
Ruby Tuesday, Inc.*	2,182	15,121
Shutterfly, Inc.*	1,109	56,482
Sotheby’s	244	12,981
Starbucks Corp.	1,307	102,456
Steiner Leisure Ltd.*	134	6,591
Steve Madden Ltd.*	473	17,307
Target Corp.	606	38,342
The Men’s Wearhouse, Inc.	120	6,130
Time Warner Cable, Inc.	331	44,851
Time Warner, Inc.	558	38,904
TJX Cos., Inc.	426	27,149
Viacom, Inc. Cl B	400	34,936
Wolverine World Wide, Inc.	1,979	67,207
		1,227,165
CONSUMER STAPLES (2.6%)
Boston Beer Co., Inc. Cl A*	24	5,803
Coca-Cola Co.	594	24,538
ConAgra Foods, Inc.	752	25,342
Constellation Brands, Inc. Cl A*	496	34,908
Crimson Wine Group Ltd.*	1,620	14,321
Darling International, Inc.*	655	13,676
Estee Lauder Cos., Inc. Cl A	443	33,367
Farmer Brothers Co.*	1,025	23,842
Hain Celestial Group, Inc.*	236	21,424
J.M. Smucker Co.	189	19,584
Mondelez International, Inc. Cl A	691	24,392
PepsiCo, Inc.	609	50,510
Philip Morris Int’l., Inc.	653	56,896
Pinnacle Foods, Inc.	554	15,213
Proctor & Gamble Co.	938	76,363
Spectrum Brands Hldgs., Inc.	85	5,997
Susser Hldgs. Corp.*	674	44,140
The Pantry, Inc.*	1,319	22,133
TreeHouse Foods, Inc.*	158	10,889
Vector Group Ltd.	682	11,172
Village Super Market, Inc. Cl A	470	14,575
Wal-Mart Stores, Inc.	1,088	85,615
		634,700

ENERGY (3.2%)
Anadarko Petroleum Corp.	426	33,790
Apache Corp.	292	25,094
Carrizo Oil and Gas, Inc.*	651	29,145
Chevron Corp.	388	48,465
Emerald Oil, Inc.*	1,504	11,521
Endeavour International Corp.*	2,800	14,700
Energy XXI (Bermuda) Ltd.	1,526	41,294
EOG Resources, Inc.	209	35,079
Exxon Mobil Corp.	1,577	159,592
Gulf Coast Ultra Deep Royalty Trust*	4,949	10,294
Halliburton Co.	972	49,329
Helix Energy Solutions Group*	1,028	23,829
Hess Corp.	283	23,489
Kodiak Oil & Gas Corp.*	975	10,930
National Oilwell Varco, Inc.	438	34,834
Noble Energy, Inc.	749	51,014
Occidental Petroleum Corp.	460	43,746
PBF Energy, Inc.	1,790	56,313
Range Resources Corp.	246	20,740
Sanchez Energy Corp.*	207	5,074
Saratoga Resources, Inc.*	2,606	2,971
Synergy Resources Corp.*	540	5,000
Targa Resources Corp.	211	18,604
Western Refining, Inc.	432	18,321
		773,168
FINANCIALS (7.5%)
Agree Realty Corp.	156	4,527
Alexander’s, Inc.	10	3,300
American Assets Trust, Inc.	428	13,452
American Int’l. Group, Inc.	880	44,924
AmREIT, Inc. Cl B	578	9,710
Aon PLC	284	23,825
Ashford Hospitality Prime, Inc	334	6,079
Ashford Hospitality Trust, Inc.	1,318	10,913
Aspen Insurance Hldgs. Ltd.	403	16,648
BancFirst Corp.	291	16,313
Bank of America Corp.	3,252	50,634
Bank of Marin Bancorp	205	8,895
Banner Corp.	407	18,242
Berkshire Hathaway, Inc. Cl B*	370	43,867
Brookline Bancorp, Inc.	1,802	17,245
Bryn Mawr Bank Corp.	520	15,694
Capital One Financial Corp.	876	67,110
Cash America Int’l., Inc.	392	15,014
Chatham Lodging Trust	680	13,906
Chesapeake Lodging Trust	826	20,890
Citigroup, Inc.	856	44,606
Columbia Banking System, Inc.	430	11,829
Comerica, Inc.	615	29,237
Customers Bancorp, Inc.*	604	12,358
Dime Community Bancshares	922	15,600
Eagle Bancorp, Inc.*	383	11,731
EastGroup Properties, Inc.	159	9,211
Ellington Financial LLC	1,469	33,302
Endurance Specialty Hldgs. Ltd.	335	19,654
Enterprise Financial Svcs. Corp.	320	6,534
Equity Lifestyle Properties, Inc.	446	16,159
FBR & Co.*	285	7,518
FelCor Lodging Trust, Inc.	2,888	23,566
Financial Engines, Inc.	268	18,621
First Interstate BancSytem, Inc.	795	22,554

Flushing Financial Corp.	532	11,012
Forest City Enterprises, Inc. Cl A*	1,351	25,804
Franklin Resources, Inc.	340	19,628
Geo Group, Inc.	300	9,666
Glacier Bancorp, Inc.	965	28,747
Goldman Sachs Group, Inc.	301	53,355
Hanmi Financial Corp.	190	4,159
Highwoods Properties, Inc.	586	21,196
Investors Bancorp, Inc.	830	21,231
iShares Micro-Cap ETF	282	21,212
iShares Russell 2000 Value ETF	500	49,750
Janus Capital Group, Inc.	1,600	19,792
JPMorgan Chase & Co.	1,937	113,276
Marlin Business Svcs. Corp.	888	22,378
MB Financial, Inc.	739	23,715
Meadowbrook Insurance Group, Inc.	2,731	19,008
MetLife, Inc.	883	47,611
Mid-America Apt. Communities, Inc.	192	11,662
National Bank Hldgs. Corp. Cl A	845	18,083
Northfield Bancorp, Inc.	1,217	16,064
Oritani Financial Corp.	683	10,962
Parkway Properties, Inc.	491	9,471
Pennsylvania REIT	807	15,317
PHH Corp.*	715	17,410
PNC Financial Svcs. Grp., Inc.	384	29,791
PrivateBancorp, Inc.	604	17,474
ProAssurance Corp.	668	32,385
Prosperity Bancshares, Inc.	339	21,489
PS Business Parks, Inc.	163	12,456
S.Y. Bancorp, Inc.	690	22,025
Sabra Health Care REIT, Inc.	611	15,972
Select Income REIT	902	24,119
Simon Property Group, Inc.	317	48,235
Sovran Self Storage, Inc.	100	6,517
Starwood Property Trust, Inc.	463	12,825
Stifel Financial Corp.*	385	18,449
SVB Financial Group*	306	32,087
Symetra Financial Corp.	1,424	26,999
Terreno Realty Corp.	467	8,266
Texas Capital Bancshares, Inc.*	345	21,459
Tower Group, Inc.	609	2,058
UMB Financial Corp.	302	19,413
Urstadt Biddle Pptys., Inc. Cl A	464	8,561
ViewPoint Financial Group, Inc.	100	2,745
Wells Fargo & Co.	1,886	85,624
Westamerica Bancorporation	259	14,623
Zions Bancorporation	843	25,256
		1,823,005
HEALTH CARE (5.6%)
Abbott Laboratories	250	9,583
Abiomed, Inc.*	906	24,226
Acorda Therapeutics, Inc.*	282	8,234
Align Technology, Inc.*	218	12,457
Alnylam Pharmaceuticals, Inc.*	284	18,270
AmerisourceBergen Corp.	135	9,492
Ani Pharmaceuticals, Inc.*	511	10,261
athenahealth, Inc.*	134	18,023
Biogen Idec, Inc.*	129	36,088
BioScrip, Inc.*	1,647	12,188
BioSpecifics Technologies Corp.*	335	7,259
Bruker Corp.*	566	11,190

Capital Senior Living Corp.*	543	13,027
Celgene Corp.*	411	69,443
Cepheid, Inc.*	281	13,128
Cerner Corp.*	238	13,266
Computer Programs & Systems, Inc.	310	19,161
Coronado Biosciences, Inc.*	1,986	5,223
Covidien PLC	332	22,609
Cubist Pharmaceuticals, Inc.*	335	23,071
Cyberonics, Inc.*	255	16,705
DexCom, Inc.*	789	27,938
Emergent Biosolutions, Inc.*	677	15,564
Ensign Group, Inc.	436	19,302
Exact Sciences Corp.*	989	11,561
Express Scripts Hldg. Co.*	376	26,410
Forest Laboratories, Inc.*	980	58,829
Gilead Sciences, Inc.*	875	65,756
Harvard Apparatus Regenerative Technology, Inc.*	363	1,724
Harvard Bioscience, Inc.*	2,230	10,481
HeartWare International, Inc.*	98	9,208
Humana, Inc.	131	13,522
Insulet Corp.*	536	19,886
Intuitive Surgical, Inc.*	69	26,502
Isis Pharmaceuticals, Inc.*	287	11,434
Kindred Healthcare, Inc.	371	7,324
Mazor Robotics Ltd. ADR*	724	14,132
McKesson Corp.	162	26,147
Medicines Co.*	293	11,316
Merck & Co., Inc.	1,358	67,968
MWI Veterinary Supply, Inc.*	127	21,665
Mylan, Inc.*	1,322	57,375
Neogen Corp.*	443	20,245
Omeros Corp.*	849	9,585
OSI Pharmaceuticals, Inc. - rights*	131	1
PAREXEL International Corp.*	524	23,674
Pfizer, Inc.	3,165	96,944
Pharmacyclics, Inc.*	149	15,761
Prestige Brands Hldgs., Inc.*	664	23,771
QLT, Inc.	3,318	18,481
Questcor Pharmaceuticals, Inc.	271	14,756
Salix Pharmaceuticals Ltd.*	122	10,973
Seattle Genetics, Inc.*	266	10,611
Solta Medical, Inc.*	3,780	11,151
St. Jude Medical, Inc.	338	20,939
Stryker Corp.	426	32,010
Supernus Pharmaceuticals, Inc.*	5,533	41,719
Synageva BioPharma Corp.*	101	6,537
Team Health Hldgs., Inc.*	160	7,288
TearLab Corp.*	2,403	22,444
Thoratec Corp.*	182	6,661
UnitedHealth Group, Inc.	384	28,915
Universal American Corp.	852	6,220
Vascular Solutions, Inc.*	594	13,751
WellCare Health Plans, Inc.*	301	21,196
		1,360,581
INDUSTRIALS (5.1%)
Acuity Brands, Inc.	106	11,588
Alaska Air Group, Inc.	304	22,304
Allegiant Travel Co.	153	16,132
American Railcar Inds., Inc.	809	37,012
Astronics Corp.*	1,027	52,377
AZZ, Inc.	1,023	49,983

Beacon Roofing Supply, Inc.*	454	18,287
Boeing Co.	652	88,991
Chart Industries, Inc.*	77	7,364
CIRCOR International, Inc.	363	29,323
Corporate Executive Board Co.	339	26,249
Cummins, Inc.	331	46,661
Deluxe Corp.	190	9,916
Encore Wire Corp.	523	28,347
EnPro Industries, Inc.*	351	20,235
Expeditors Int’l. of Wash.	609	26,948
FedEx Corp.	332	47,732
General Electric Co.	3,836	107,523
Healthcare Svcs. Group, Inc.	796	22,583
Miller Industries, Inc.	1,395	25,989
Mueller Industries, Inc.	927	58,410
Mueller Water Product, Inc. Cl A	2,144	20,089
Old Dominion Freight Line, Inc.*	1,506	79,848
On Assignment, Inc.*	1,053	36,771
Orbital Sciences Corp.*	793	18,477
Precision Castparts Corp.	260	70,018
Raven Industries, Inc.	975	40,112
Roper Industries, Inc.	659	91,390
Steelcase, Inc.	300	4,758
Sun Hydraulics Corp.	454	18,537
Teledyne Technologies, Inc.*	244	22,414
The Advisory Board Co.*	387	24,640
Union Pacific Corp.	233	39,144
USG Corp.*	335	9,507
Wabash National Corp.*	1,184	14,622
		1,244,281
INFORMATION TECHNOLOGY (7.0%)
Analog Devices, Inc.	457	23,275
Anixter International, Inc.	412	37,014
Apple, Inc.	334	187,411
ARRIS Group, Inc.*	2,249	54,797
Aspen Technology, Inc.*	253	10,575
Automatic Data Processing, Inc.	397	32,082
Blucora, Inc.*	80	2,333
Brightcove, Inc.*	2,489	35,195
Broadcom Corp. Cl A	817	24,224
CalAmp Corp.*	936	26,180
Cavium, Inc.*	535	18,463
Cisco Systems, Inc.	1,749	39,265
Coherent, Inc.*	186	13,837
CommVault Systems, Inc.*	499	37,365
comScore, Inc.*	694	19,855
Cornerstone OnDemand, Inc.*	273	14,562
CoStar Group, Inc.*	85	15,689
Electronics for Imaging, Inc.*	455	17,622
Emulex Corp.*	1,746	12,501
F5 Networks, Inc.*	113	10,267
FEI Company	172	15,370
Google, Inc. Cl A*	90	100,864
iGATE Corp.*	857	34,417
Imation Corp.*	2,470	11,560
Imperva, Inc.*	477	22,958
Informatica Corp.*	389	16,144
Int’l. Business Machines Corp.	334	62,648
Jive Software, Inc.*	674	7,583
KLA-Tencor Corp.	260	16,760
LogMeIn, Inc.*	730	24,491

MasterCard, Inc. Cl A	49	40,938
MAXIMUS, Inc.	651	28,637
Microsemi Corp.*	1,191	29,715
Microsoft Corp.	2,015	75,421
MKS Instruments, Inc.	411	12,305
Monolithic Power Systems, Inc.*	1,195	41,419
Nanometrics, Inc.*	1,571	29,928
NetApp, Inc.	119	4,896
Nova Measuring Instruments Ltd.*	530	5,215
Oracle Corp.	1,253	47,940
Plantronics, Inc.	203	9,429
Proofpoint, Inc.*	1,006	33,369
PTC, Inc.*	548	19,394
QLIK Technologies, Inc.*	841	22,396
QUALCOMM, Inc.	717	53,237
Responsys, Inc.*	1,115	30,562
Richardson Electronics Ltd.	2,667	30,297
Rogers Corp.*	443	27,245
Salesforce.com, inc.*	1,118	61,702
Semtech Corp.*	194	4,904
Synaptics, Inc.*	335	17,356
Teradata Corp.*	368	16,740
Teradyne, Inc.*	653	11,506
Texas Instruments, Inc.	586	25,731
TIBCO Software, Inc.*	946	21,266
TTM Technologies, Inc.*	995	8,537
Ultimate Software Group, Inc.*	77	11,798
ValueClick, Inc.*	464	10,844
WEX, Inc.*	153	15,152
Yahoo!, Inc.*	689	27,863
		1,721,049
MATERIALS (1.9%)
Ball Corp.	525	27,122
Boise Cascade Co.*	184	5,424
CF Industries Hldgs., Inc.	95	22,139
Clearwater Paper Corp.*	226	11,865
Commercial Metals Co.	559	11,364
Crown Hldgs., Inc.*	821	36,592
CVR Partners LP	600	9,876
Dow Chemical Co.	707	31,391
Eastman Chemical Co.	559	45,111
FMC Corp.	170	12,828
Freeport-McMoRan Copper & Gold, Inc.	720	27,173
Horsehead Hldg. Corp.*	920	14,913
Kaiser Aluminum Corp.	532	37,368
Kraton Performance Polymers, Inc.*	790	18,210
Landec Corp.*	1,808	21,913
Louisiana-Pacific Corp.*	429	7,941
LSB Industries, Inc.*	320	13,126
McEwen Mining, Inc.*	1,763	3,455
Resolute Forest Products*	1,041	16,677
Schnitzer Steel Industries, Inc. Cl A	710	23,196
Silgan Hldgs., Inc.	1,013	48,644
Stepan Co.	287	18,836
Universal Stainless & Alloy Products, Inc.*	168	6,058
		471,222
TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	1,967	69,160
Boingo Wireless, Inc.*	1,170	7,500
Consolidated Comms. Hldgs., Inc.	1,087	21,338
IDT Corp. Cl B	480	8,578

Verizon Communications, Inc.	570	28,010
		134,586
UTILITIES (1.1%)
Ameren Corp.	190	6,870
Avista Corp.	883	24,892
Black Hills Corp.	285	14,965
Dominion Resources, Inc.	604	39,073
Edison International	350	16,205
Idacorp, Inc.	457	23,691
Northwest Natural Gas Co.	285	12,204
NorthWestern Corp.	412	17,847
PNM Resources, Inc.	752	18,138
Portland General Electric Co.	449	13,560
PPL Corp.	387	11,645
Public Svc. Enterprise Group, Inc.	681	21,819
Sempra Energy	319	28,633
UNS Energy Corp.	412	24,658
		274,200
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $6,699,340) 39.6%		9,663,957

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	29,003

TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		29,003

TOTAL ACTIVE ASSETS (Cost: $6,709,340) 39.7%		9,692,960

TEMPORARY CASH INVESTMENTS (2) (Cost: $195,600) 0.8%		195,600

TOTAL INVESTMENTS (Cost: $17,168,346) 99.5%		24,349,315

OTHER NET ASSETS 0.5%		$122,612

NET ASSETS 100.0%		$24,471,927

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  —  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.2%)
Amazon.com, Inc.*	1,894	755,308
AutoNation, Inc.*	339	16,845
AutoZone, Inc.*	177	84,595
Bed Bath & Beyond, Inc.*	1,126	90,418
Best Buy Co., Inc.	1,482	59,102
BorgWarner, Inc.	1,217	68,042
Cablevision Systems Corp. Cl A	1,083	19,418
CarMax, Inc.*	1,269	59,668
Carnival Corp.	2,200	88,374
CBS Corp. Cl B	2,864	182,551
Chipotle Mexican Grill, Inc.*	158	84,179
Coach, Inc.	1,465	82,230
Comcast Corp. Cl A	13,267	689,420
D.R. Horton, Inc.	1,393	31,092
Darden Restaurants, Inc.	715	38,875
Delphi Automotive PLC	1,507	90,616
DIRECTV*	2,536	175,212
Discovery Communications, Inc. Cl A*	1,140	103,079
Disney (Walt) Co.	8,379	640,156
Dollar General Corp.*	1,537	92,712
Dollar Tree, Inc.*	1,112	62,739
Expedia, Inc.	538	37,477
Family Dollar Stores, Inc.	510	33,135
Ford Motor Co.	22,755	351,110
Fossil Group, Inc.*	267	32,024
GameStop Corp. Cl A	613	30,196
Gannett Co., Inc.	1,154	34,135
Gap, Inc.	1,384	54,087
Garmin Ltd.	663	30,644
General Motors Co.*	6,146	251,187
Genuine Parts Co.	805	66,968
Goodyear Tire & Rubber Co.	1,308	31,196
Graham Hldgs. Co. Cl B	22	14,593
H&R Block, Inc.	1,423	41,324
Harley-Davidson, Inc.	1,170	81,011
Harman Int’l. Industries, Inc.	358	29,302
Hasbro, Inc.	599	32,951
Home Depot, Inc.	7,311	601,988
International Game Technology	1,279	23,227
Interpublic Group of Cos., Inc.	2,147	38,002
Johnson Controls, Inc.	3,705	190,067
Kohl’s Corp.	1,056	59,928
L Brands, Inc.	1,285	79,477
Leggett & Platt, Inc.	718	22,215
Lennar Corp. Cl A	830	32,835
Lowe’s Cos., Inc.	5,362	265,687
Macy’s, Inc.	1,926	102,848
Marriott International, Inc. Cl A	1,159	57,198
Mattel, Inc.	1,766	84,026
McDonald’s Corp.	5,186	503,198
Michael Kors Hldgs. Ltd.*	942	76,481
Mohawk Industries, Inc.*	315	46,904
Netflix, Inc.*	312	114,869
Newell Rubbermaid, Inc.	1,490	48,291
News Corp. Cl A*	2,590	46,672
NIKE, Inc. Cl B	3,946	310,313
Nordstrom, Inc.	741	45,794

O’Reilly Automotive, Inc.*	563	72,464
Omnicom Group, Inc.	1,329	98,838
PetSmart, Inc.	541	39,358
Priceline.com, Inc.*	265	308,036
Pulte Homes, Inc.	1,757	35,790
PVH Corp.	433	58,897
Ralph Lauren Corp.	314	55,443
Ross Stores, Inc.	1,119	83,847
Scripps Networks Interactive, Inc. Cl A	561	48,476
Staples, Inc.	3,380	53,708
Starbucks Corp.	3,911	306,583
Starwood Hotels & Resorts	978	77,702
Target Corp.	3,307	209,234
Tiffany & Co.	580	53,812
Time Warner Cable, Inc.	1,498	202,979
Time Warner, Inc.	4,599	320,642
TJX Cos., Inc.	3,704	236,056
TripAdvisor, Inc.*	573	47,462
Twenty-First Century Fox, Inc. Cl A	9,928	349,267
Urban Outfitters, Inc.*	567	21,036
V.F. Corp.	1,828	113,958
Viacom, Inc. Cl B	2,082	181,842
Whirlpool Corp.	404	63,371
Wyndham Worldwide Corp.	672	49,520
Wynn Resorts Ltd.	425	82,539
Yum! Brands, Inc.	2,310	174,659
		10,761,510
CONSUMER STAPLES (9.5%)
Altria Group, Inc.	10,360	397,720
Archer-Daniels-Midland Co.	3,302	143,307
Avon Products, Inc.	2,248	38,711
Beam, Inc.	852	57,987
Brown-Forman Corp. Cl B	839	63,403
Campbell Soup Co.	952	41,203
Clorox Co.	682	63,262
Coca-Cola Co.	19,644	811,494
Coca-Cola Enterprises, Inc.	1,239	54,677
Colgate-Palmolive Co.	4,578	298,531
ConAgra Foods, Inc.	2,089	70,399
Constellation Brands, Inc. Cl A*	888	62,497
Costco Wholesale Corp.	2,296	273,247
CVS Caremark Corp.	5,990	428,704
Dr. Pepper Snapple Group, Inc.	1,042	50,766
Estee Lauder Cos., Inc. Cl A	1,323	99,648
General Mills, Inc.	3,376	168,496
Hershey Co.	774	75,256
Hormel Foods Corp.	700	31,619
J.M. Smucker Co.	550	56,991
Kellogg Co.	1,358	82,933
Kimberly-Clark Corp.	1,973	206,100
Kraft Foods Group, Inc.	3,085	166,343
Kroger Co.	2,781	109,933
Lorillard, Inc.	1,941	98,370
McCormick & Co., Inc.	687	47,348
Mead Johnson Nutrition Co.	1,072	89,791
Molson Coors Brewing Co. Cl B	821	46,099
Mondelez International, Inc. Cl A	9,098	321,159
Monster Beverage Corp.*	684	46,355
PepsiCo, Inc.	7,995	663,105
Philip Morris Int’l., Inc.	8,437	735,116
Proctor & Gamble Co.	14,167	1,153,335

Reynolds American, Inc.	1,656	82,783
Safeway, Inc.	1,284	41,820
Sysco Corp.	3,028	109,311
Tyson Foods, Inc. Cl A	1,420	47,513
Wal-Mart Stores, Inc.	8,531	671,304
Walgreen Co.	4,455	255,895
Whole Foods Market, Inc.	1,903	110,050
		8,372,581
ENERGY (10.0%)
Anadarko Petroleum Corp.	2,681	212,657
Apache Corp.	2,089	179,529
Baker Hughes, Inc.	2,293	126,711
Cabot Oil & Gas Corp.	2,076	80,466
Cameron International Corp.*	1,263	75,186
Chesapeake Energy Corp.	2,591	70,320
Chevron Corp.	9,903	1,236,984
ConocoPhillips	6,401	452,231
CONSOL Energy, Inc.	1,196	45,496
Denbury Resources, Inc.*	1,910	31,381
Devon Energy Corp.	2,002	123,864
Diamond Offshore Drilling, Inc.	371	21,117
Ensco PLC Cl A	1,301	74,391
EOG Resources, Inc.	1,375	230,780
EQT Corp.	775	69,580
Exxon Mobil Corp.	22,740	2,301,288
FMC Technologies, Inc.*	1,282	66,933
Halliburton Co.	4,383	222,437
Helmerich & Payne, Inc.	562	47,253
Hess Corp.	1,483	123,089
Kinder Morgan, Inc.	3,418	123,048
Marathon Oil Corp.	3,644	128,633
Marathon Petroleum Corp.	1,576	144,567
Murphy Oil Corp.	920	59,690
Nabors Industries Ltd.	1,327	22,546
National Oilwell Varco, Inc.	2,261	179,817
Newfield Exploration Co.*	694	17,093
Noble Corp. PLC	1,356	50,809
Noble Energy, Inc.	1,884	128,319
Occidental Petroleum Corp.	4,139	393,619
Peabody Energy Corp.	1,446	28,240
Phillips 66	3,109	239,797
Pioneer Natural Resources Co.	730	134,371
QEP Resources, Inc.	962	29,485
Range Resources Corp.	837	70,567
Rowan Companies PLC Cl A*	666	23,550
Schlumberger Ltd.	6,844	616,713
Southwestern Energy Co.*	1,825	71,777
Spectra Energy Corp.	3,435	122,355
Tesoro Corp.	709	41,477
Transocean Ltd.	1,838	90,834
Valero Energy Corp.	2,836	142,934
Williams Cos., Inc.	3,601	138,891
WPX Energy, Inc.*	1,052	21,440
		8,812,265
FINANCIALS (15.6%)
ACE Ltd.	1,761	182,316
Aflac, Inc.	2,474	165,263
Allstate Corp.	2,334	127,296
American Express Co.	4,715	427,792
American Int’l. Group, Inc.	7,574	386,653
American Tower Corp.	2,040	162,833

Ameriprise Financial, Inc.	998	114,820
Aon PLC	1,569	131,623
Apartment Investment & Management Co. Cl A	782	20,262
Assurant, Inc.	378	25,088
AvalonBay Communities, Inc.	647	76,495
Bank of America Corp.	54,724	852,053
Bank of New York Mellon Corp.	5,881	205,482
BB&T Corp.	3,633	135,584
Berkshire Hathaway, Inc. Cl B*	9,321	1,105,098
BlackRock, Inc.	649	205,389
Boston Properties, Inc.	798	80,095
Capital One Financial Corp.	2,958	226,612
CBRE Group, Inc.*	1,432	37,662
Charles Schwab Corp.	5,953	154,778
Chubb Corp.	1,305	126,102
Cincinnati Financial Corp.	763	39,958
Citigroup, Inc.	15,681	817,137
CME Group, Inc.	1,658	130,087
Comerica, Inc.	946	44,973
Discover Financial Svcs.	2,516	140,770
E*Trade Financial Corp.*	1,463	28,733
Equity Residential	1,777	92,173
Fifth Third Bancorp	4,550	95,687
Franklin Resources, Inc.	2,054	118,577
General Growth Pptys., Inc.	2,862	57,440
Genworth Financial, Inc. Cl A*	2,522	39,167
Goldman Sachs Group, Inc.	2,174	385,363
Hartford Financial Svcs. Group, Inc.	2,297	83,220
HCP, Inc.	2,455	89,166
Health Care REIT, Inc.	1,556	83,355
Host Hotels & Resorts, Inc.	3,875	75,330
Hudson City Bancorp, Inc.	2,518	23,745
Huntington Bancshares, Inc.	4,338	41,862
IntercontinentalExchange Group	606	136,340
Invesco Ltd.	2,270	82,628
JPMorgan Chase & Co.	19,284	1,127,728
KeyCorp	4,685	62,873
Kimco Realty Corp.	2,165	42,759
Legg Mason, Inc.	550	23,914
Leucadia National Corp.	1,639	46,449
Lincoln National Corp.	1,353	69,842
Loews Corp.	1,583	76,364
M&T Bank Corp.	689	80,213
Marsh & McLennan Cos., Inc.	2,851	137,874
McGraw-Hill Financial, Inc.	1,384	108,229
MetLife, Inc.	5,698	307,236
Moody’s Corp.	960	75,331
Morgan Stanley	7,256	227,548
Nasdaq OMX Group, Inc.	608	24,198
Northern Trust Corp.	1,129	69,874
People’s United Financial, Inc.	1,693	25,598
Plum Creek Timber Co., Inc.	918	42,696
PNC Financial Svcs. Grp., Inc.	2,752	213,500
Principal Financial Grp., Inc.	1,421	70,070
Progressive Corp.	2,856	77,883
ProLogis, Inc.	2,616	96,661
Prudential Financial, Inc.	2,368	218,377
Public Storage	758	114,094
Regions Financial Corp.	7,183	71,040
Simon Property Group, Inc.	1,635	248,782
SLM Corp.	2,280	59,918

State Street Corp.	2,266	166,302
SunTrust Banks, Inc.	2,765	101,780
T. Rowe Price Group, Inc.	1,327	111,163
The Macerich Co.	743	43,755
Torchmark Corp.	471	36,809
Travelers Cos., Inc.	1,871	169,400
U.S. Bancorp	9,454	381,942
Unum Group	1,375	48,235
Ventas, Inc.	1,550	88,784
Vornado Realty Trust	917	81,420
Wells Fargo & Co.	24,626	1,118,020
Weyerhaeuser Co.	2,954	93,258
XL Group PLC	1,457	46,391
Zions Bancorporation	937	28,073
		13,789,390
HEALTH CARE (12.5%)
Abbott Laboratories	7,886	302,270
AbbVie, Inc.	8,647	456,648
Actavis PLC*	901	151,368
Aetna, Inc.	1,927	132,173
Agilent Technologies, Inc.	1,725	98,653
Alexion Pharmaceuticals, Inc.*	983	130,798
Allergan, Inc.	1,443	160,288
AmerisourceBergen Corp.	1,191	83,739
Amgen, Inc.	3,877	442,598
Bard (C.R.), Inc.	413	55,317
Baxter International, Inc.	2,765	192,306
Becton, Dickinson & Co.	1,002	110,711
Biogen Idec, Inc.*	1,204	336,819
Boston Scientific Corp.*	6,912	83,082
Bristol-Myers Squibb Co.	8,355	444,068
Cardinal Health, Inc.	1,782	119,055
CareFusion Corp.*	1,089	43,364
Celgene Corp.*	2,102	355,154
Cerner Corp.*	1,573	87,679
CIGNA Corp.	1,445	126,409
Covidien PLC	2,369	161,329
DaVita HealthCare Partners, Inc.*	905	57,350
DENTSPLY International, Inc.	743	36,021
Edwards Lifesciences Corp.*	564	37,089
Express Scripts Hldg. Co.*	4,158	292,058
Forest Laboratories, Inc.*	1,224	73,477
Gilead Sciences, Inc.*	7,616	572,342
Hospira, Inc.*	853	35,212
Humana, Inc.	810	83,608
Intuitive Surgical, Inc.*	199	76,432
Johnson & Johnson	14,674	1,343,992
Laboratory Corp. of America Hldgs.*	461	42,122
Life Technologies Corp.*	917	69,509
Lilly (Eli) & Co.	5,128	261,528
McKesson Corp.	1,194	192,712
Medtronic, Inc.	5,259	301,814
Merck & Co., Inc.	15,065	754,003
Mylan, Inc.*	1,986	86,192
Patterson Cos., Inc.	438	18,046
PerkinElmer, Inc.	571	23,542
Perrigo Co. PLC	958	147,015
Pfizer, Inc.	33,972	1,040,562
Quest Diagnostics, Inc.	774	41,440
Regeneron Pharmaceuticals, Inc.*	394	108,445
St. Jude Medical, Inc.	1,499	92,863

Stryker Corp.	1,505	113,086
Tenet Healthcare Corp.*	527	22,197
Thermo Fisher Scientific, Inc.	1,808	201,321
UnitedHealth Group, Inc.	5,171	389,376
Varian Medical Systems, Inc.*	560	43,506
Vertex Pharmaceuticals, Inc.*	1,143	84,925
Waters Corp.*	434	43,400
WellPoint, Inc.	1,528	141,172
Zimmer Hldgs., Inc.	886	82,566
Zoetis, Inc.	2,586	84,536
		11,067,287
INDUSTRIALS (10.6%)
3M Co.	3,238	454,130
Allegion PLC*	470	20,755
AMETEK, Inc.	1,250	65,838
Boeing Co.	3,625	494,776
Caterpillar, Inc.	3,310	300,581
Cintas Corp.	506	30,153
CSX Corp.	5,278	151,848
Cummins, Inc.	892	125,745
Danaher Corp.	3,099	239,243
Deere & Co.	1,998	182,477
Delta Air Lines, Inc.	4,432	121,747
Dover Corp.	875	84,473
Dun & Bradstreet Corp.	196	24,059
Eaton Corp. PLC	2,435	185,352
Emerson Electric Co.	3,577	251,034
Equifax, Inc.	640	44,218
Expeditors Int’l. of Wash.	1,073	47,480
Fastenal Co.	1,491	70,837
FedEx Corp.	1,542	221,693
Flowserve Corp.	713	56,206
Fluor Corp.	830	66,641
General Dynamics Corp.	1,731	165,397
General Electric Co.	53,437	1,497,839
Grainger (W.W.), Inc.	329	84,033
Honeywell International, Inc.	4,011	366,485
Illinois Tool Works, Inc.	2,107	177,157
Ingersoll-Rand PLC	1,365	84,084
Iron Mountain, Inc.	881	26,738
Jacobs Engineering Group, Inc.*	667	42,014
Joy Global, Inc.	556	32,520
Kansas City Southern	567	70,212
L-3 Communications Hldgs., Inc.	456	48,728
Lockheed Martin Corp.	1,389	206,489
Masco Corp.	1,847	42,056
Nielsen Hldgs. N.V.	1,343	61,630
Norfolk Southern Corp.	1,597	148,250
Northrop Grumman Corp.	1,146	131,343
PACCAR, Inc.	1,884	111,476
Pall Corp.	575	49,076
Parker Hannifin Corp.	754	96,995
Pentair Ltd.	1,018	79,068
Pitney Bowes, Inc.	1,051	24,488
Precision Castparts Corp.	755	203,322
Quanta Services, Inc.*	1,104	34,842
Raytheon Co.	1,650	149,655
Republic Services, Inc.	1,429	47,443
Robert Half Int’l., Inc.	730	30,653
Robinson (C.H.) Worldwide, Inc.	801	46,730
Rockwell Automation, Inc.	698	82,476

Rockwell Collins, Inc.	700	51,744
Roper Industries, Inc.	513	71,143
Ryder System, Inc.	272	20,068
Snap-on, Inc.	301	32,966
Southwest Airlines Co.	3,596	67,749
Stanley Black & Decker, Inc.	810	65,359
Stericycle, Inc.*	456	52,974
Textron, Inc.	1,442	53,008
The ADT Corp.	1,063	43,020
Tyco International Ltd.	2,384	97,839
Union Pacific Corp.	2,394	402,192
United Parcel Service, Inc. Cl B	3,710	389,847
United Technologies Corp.	4,354	495,485
Waste Management, Inc.	2,272	101,945
Xylem, Inc.	976	33,770
		9,359,594
INFORMATION TECHNOLOGY (18.2%)
Accenture Ltd. Cl A	3,111	255,786
Adobe Systems, Inc.*	2,397	143,532
Akamai Technologies, Inc.*	911	42,981
Alliance Data Systems Corp.*	251	65,995
Altera Corp.	1,711	55,659
Amphenol Corp. Cl A	825	73,574
Analog Devices, Inc.	1,611	82,048
Apple, Inc.	4,824	2,706,794
Applied Materials, Inc.	6,252	110,598
Autodesk, Inc.*	1,173	59,037
Automatic Data Processing, Inc.	2,463	199,035
Broadcom Corp. Cl A	2,848	84,443
CA, Inc.	1,699	57,171
Cisco Systems, Inc.	28,084	630,486
Citrix Systems, Inc.*	945	59,771
Cognizant Technology Solutions*	1,545	156,014
Computer Sciences Corp.	763	42,636
Corning, Inc.	7,514	133,899
eBay, Inc.*	5,965	327,419
Electronic Arts, Inc.*	1,594	36,566
EMC Corp.	10,480	263,572
F5 Networks, Inc.*	395	35,890
Facebook, Inc. Cl A*	8,744	477,851
Fidelity Nat’l. Information Svcs., Inc.	1,505	80,788
First Solar, Inc.*	376	20,545
Fiserv, Inc.*	1,338	79,009
FLIR Systems, Inc.	750	22,575
Google, Inc. Cl A*	1,453	1,628,392
Harris Corp.	553	38,605
Hewlett-Packard Co.	10,031	280,667
Int’l. Business Machines Corp.	5,242	983,242
Intel Corp.	25,712	667,484
Intuit, Inc.	1,494	114,022
Jabil Circuit, Inc.	1,188	20,719
Juniper Networks, Inc.*	2,612	58,953
KLA-Tencor Corp.	865	55,758
Lam Research Corp.*	831	45,248
Linear Technology Corp.	1,236	56,300
LSI Corp.	2,882	31,760
MasterCard, Inc. Cl A	535	446,971
Microchip Technology, Inc.	1,022	45,735
Micron Technology, Inc.*	5,705	124,141
Microsoft Corp.	40,185	1,504,125
Motorola Solutions, Inc.	1,215	82,013

NetApp, Inc.	1,774	72,982
NVIDIA Corp.	2,966	47,515
Oracle Corp.	20,071	767,916
Paychex, Inc.	1,644	74,851
QUALCOMM, Inc.	8,977	666,542
Red Hat, Inc.*	838	46,962
Salesforce.com, inc.*	2,859	157,788
SanDisk Corp.	1,173	82,743
Seagate Technology PLC	1,670	93,787
Symantec Corp.	3,761	88,684
TE Connectivity Ltd.	2,121	116,888
Teradata Corp.*	822	37,393
Texas Instruments, Inc.	5,745	252,263
Total System Services, Inc.	850	28,288
VeriSign, Inc.*	671	40,112
Visa, Inc. Cl A	2,664	593,220
Western Digital Corp.	1,126	94,471
Western Union Co.	2,857	49,283
Xerox Corp.	5,941	72,302
Xilinx, Inc.	1,412	64,839
Yahoo!, Inc.*	4,898	198,075
		16,134,713
MATERIALS (3.4%)
Air Products & Chemicals, Inc.	1,077	120,387
Airgas, Inc.	347	38,812
Alcoa, Inc.	5,517	58,646
Allegheny Technologies, Inc.	564	20,095
Avery Dennison Corp.	507	25,446
Ball Corp.	757	39,107
Bemis Co., Inc.	542	22,200
CF Industries Hldgs., Inc.	308	71,776
Cliffs Natural Resources, Inc.	794	20,811
Dow Chemical Co.	6,140	272,616
Du Pont (E.I.) de Nemours & Co.	4,790	311,206
Eastman Chemical Co.	792	63,914
Ecolab, Inc.	1,415	147,542
FMC Corp.	707	53,350
Freeport-McMoRan Copper & Gold, Inc.	5,421	204,589
Int’l. Flavors & Fragrances, Inc.	425	36,542
International Paper Co.	2,338	114,632
LyondellBasell Inds. N.V. Cl A	2,297	184,403
MeadWestvaco Corp.	940	34,714
Monsanto Co.	2,743	319,697
Newmont Mining Corp.	2,722	62,688
Nucor Corp.	1,667	88,984
Owens-Illinois, Inc.*	857	30,663
PPG Industries, Inc.	742	140,728
Praxair, Inc.	1,532	199,206
Sealed Air Corp.	1,003	34,152
Sherwin-Williams Co.	446	81,841
Sigma-Aldrich Corp.	629	59,132
The Mosaic Co.	1,759	83,148
United States Steel Corp.	737	21,742
Vulcan Materials Co.	674	40,049
		3,002,818
TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	27,469	965,810
CenturyLink, Inc.	3,186	101,474
Crown Castle International Corp.*	1,763	129,457
Frontier Communications Corp.	5,436	25,277
Verizon Communications, Inc.	14,928	733,562

Windstream Hldgs., Inc.	3,124	24,930
		1,980,510
UTILITIES (2.8%)
AES Corp.	3,377	49,000
AGL Resources, Inc.	623	29,424
Ameren Corp.	1,250	45,200
American Electric Power Co., Inc.	2,522	117,878
CenterPoint Energy, Inc.	2,244	52,016
CMS Energy Corp.	1,387	37,130
Consolidated Edison, Inc.	1,542	85,242
Dominion Resources, Inc.	3,040	196,658
DTE Energy Co.	917	60,880
Duke Energy Corp.	3,672	253,405
Edison International	1,682	77,877
Entergy Corp.	934	59,094
Exelon Corp.	4,597	125,912
FirstEnergy Corp.	2,181	71,929
Integrys Energy Group, Inc.	414	22,526
NextEra Energy, Inc.	2,214	189,563
NiSource, Inc.	1,577	51,852
Northeast Utilities	1,647	69,816
NRG Energy, Inc.	1,680	48,250
ONEOK, Inc.	1,083	67,341
Pepco Hldgs., Inc.	1,306	24,984
PG&E Corp.	2,373	95,584
Pinnacle West Capital Corp.	579	30,641
PPL Corp.	3,311	99,628
Public Svc. Enterprise Group, Inc.	2,696	86,380
SCANA Corp.	735	34,494
Sempra Energy	1,169	104,929
Southern Co.	4,590	188,695
TECO Energy, Inc.	1,071	18,464
Wisconsin Energy Corp.	1,174	48,533
Xcel Energy, Inc.	2,592	72,420
		2,515,745
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $56,000,740) 97.0%		85,796,413

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill (1)	A-1+	0.05	03/20/14	1,000,000	999,881
U.S. Treasury Bill (1)	A-1+	0.05	03/20/14	500,000	499,951
U.S. Treasury Bill (1)	A-1+	0.06	03/13/14	300,000	299,966
					1,799,798
U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	0.10	03/19/14	400,000	399,910
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,199,708) 2.5%					2,199,708

TEMPORARY CASH INVESTMENTS (2) (Cost: $384,800) 0.4%					384,800

TOTAL INVESTMENTS (Cost: $58,585,248) 99.9%					88,380,921

OTHER NET ASSETS 0.1%					$121,302

NET ASSETS 100.0%					$88,502,223

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  —  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
Aaron’s, Inc.	2,455	72,177
Abercrombie & Fitch Co. Cl A	2,385	78,490
Advance Auto Parts, Inc.	2,305	255,117
AMC Networks, Inc. Cl A*	1,874	127,638
American Eagle Outfitters, Inc.	5,425	78,120
ANN, Inc.*	1,448	52,939
Apollo Group, Inc.*	3,100	84,692
Ascena Retail Group, Inc.*	4,029	85,254
Bally Technologies, Inc.*	1,252	98,219
Big Lots, Inc.*	1,870	60,382
Bob Evans Farms, Inc.	878	44,418
Brinker International, Inc.	2,141	99,214
Brunswick Corp.	2,903	133,712
Cabela’s, Inc.*	1,438	95,857
Carter’s, Inc.	1,732	124,340
Cheesecake Factory, Inc.	1,543	74,481
Chico’s FAS, Inc.	5,056	95,255
Cinemark Hldgs., Inc.	3,345	111,489
CST Brands, Inc.	2,383	87,504
Deckers Outdoor Corp.*	1,113	94,004
Devry Education Group Inc.	1,778	63,119
Dick’s Sporting Goods, Inc.	3,175	184,468
Domino’s Pizza, Inc.	1,819	126,693
DreamWorks Animation SKG Cl A*	2,176	77,248
Foot Locker, Inc.	4,615	191,246
Gentex Corp.	4,698	154,987
Guess?, Inc.	1,908	59,282
Hanesbrands, Inc.	3,174	223,037
HSN, Inc.	1,029	64,107
International Speedway Corp. Cl A	887	31,480
Jarden Corp.*	3,779	231,842
KB Home	2,703	49,411
Lamar Advertising Co. Cl A*	2,080	108,680
Life Time Fitness, Inc.*	1,263	59,361
LKQ Corp.*	9,706	319,327
Matthews International Corp. Cl A	883	37,625
MDC Hldgs., Inc.	1,206	38,881
Meredith Corp.	1,210	62,678
Murphy USA, Inc.*	1,416	58,849
New York Times Co. Cl A	4,045	64,194
NVR, Inc.*	131	134,407
Office Depot, Inc.*	14,714	77,837
Panera Bread Co. Cl A*	825	145,769
Penney (J.C.) Co., Inc.*	9,674	88,517
Polaris Industries, Inc.	1,999	291,134
Rent-A-Center, Inc.	1,696	56,545
Scientific Games Corp. Cl A*	1,644	27,833
Service Corp. International	6,911	125,296
Signet Jewelers Ltd.	2,531	199,190
Sotheby’s	2,206	117,359
Tempur Sealy Int’l., Inc.*	1,914	103,279
The Wendy’s Co.	8,872	77,364
Thor Industries, Inc.	1,467	81,022
Toll Brothers, Inc.*	4,903	181,411
Tractor Supply Co.	4,380	339,795
Tupperware Brands Corp.	1,592	150,492

Under Armour, Inc. Cl A*	2,523	220,258
Valassis Communications, Inc.	1,009	34,558
Wiley (John) & Sons, Inc. Cl A	1,472	81,254
Williams-Sonoma, Inc.	2,811	163,825
		6,856,962
CONSUMER STAPLES (3.9%)
Church & Dwight Co., Inc.	4,395	291,301
Dean Foods Co.*	2,975	51,140
Energizer Hldgs., Inc.	1,974	213,666
Flowers Foods, Inc.	5,657	121,456
Green Mountain Coffee Roasters, Inc.*	4,048	305,948
Hain Celestial Group, Inc.*	1,512	137,259
Harris Teeter Supermarkets, Inc.	1,577	77,825
Hillshire Brands Co.	3,843	128,510
Ingredion, Inc.	2,386	163,346
Lancaster Colony Corp.	617	54,389
Post Hldgs., Inc.*	1,020	50,255
SUPERVALU, Inc.*	6,119	44,608
Tootsie Roll Industries, Inc.	637	20,728
United Natural Foods, Inc.*	1,531	115,422
Universal Corp.	732	39,967
WhiteWave Foods Co. Cl A*	5,567	127,707
		1,943,527
ENERGY (5.5%)
Alpha Natural Resources, Inc.*	6,812	48,638
Atwood Oceanics, Inc.*	1,846	98,558
Bill Barrett Corp.*	1,544	41,348
CARBO Ceramics, Inc.	646	75,278
Cimarex Energy Co.	2,659	278,956
Dresser-Rand Group, Inc.*	2,435	145,199
Dril-Quip, Inc.*	1,296	142,469
Energen Corp.	2,233	157,985
Gulfport Energy Corp.*	2,556	161,360
Helix Energy Solutions Group*	3,172	73,527
HollyFrontier Corp.	6,265	311,308
Oceaneering Int’l., Inc.	3,484	274,818
Oil States International, Inc.*	1,780	181,062
Patterson-UTI Energy, Inc.	4,415	111,788
Rosetta Resources, Inc.*	2,005	96,320
SM Energy Co.	2,104	174,863
Superior Energy Services, Inc.*	5,063	134,726
Tidewater, Inc.	1,577	93,469
Unit Corp.*	1,380	71,236
World Fuel Services Corp.	2,300	99,268
		2,772,176
FINANCIALS (21.6%)
Affiliated Managers Group, Inc.*	1,652	358,281
Alexander & Baldwin, Inc.	1,375	57,379
Alexandria Real Estate Equities, Inc.	2,310	146,962
Alleghany Corp.*	531	212,379
American Campus Communities, Inc.	3,359	108,193
American Financial Group, Inc.	2,239	129,235
Apollo Investment Corp.	7,257	61,539
Aspen Insurance Hldgs. Ltd.	2,063	85,223
Associated Banc-Corp.	5,180	90,132
Astoria Financial Corp.	2,685	37,134
BancorpSouth, Inc.	2,654	67,465
Bank of Hawaii Corp.	1,410	83,387
Berkley (W.R.) Corp.	3,458	150,043
BioMed Realty Trust, Inc.	6,161	111,637
BRE Properties, Inc.	2,545	139,237

Brown & Brown, Inc.	3,701	116,174
Camden Property Trust	2,749	156,363
Cathay General Bancorp	2,315	61,880
CBOE Holdings, Inc.	2,802	145,592
City National Corp.	1,495	118,434
Commerce Bancshares, Inc.	2,594	116,483
Corporate Office Pptys. Trust	2,695	63,845
Corrections Corp. of America	3,697	118,563
Cullen/Frost Bankers, Inc.	1,650	122,810
Duke Realty Corp.	10,241	154,025
East West Bancorp, Inc.	4,372	152,889
Eaton Vance Corp.	3,740	160,035
Equity One, Inc.	1,974	44,297
Essex Property Trust, Inc.	1,241	178,096
Everest Re Group Ltd.	1,495	233,026
Extra Space Storage, Inc.	3,409	143,621
Federal Realty Investment Trust	2,073	210,223
Federated Investors, Inc. Cl B	2,901	83,549
Fidelity Nat’l. Financial, Inc. Cl A	7,683	249,313
First American Financial Corp.	3,323	93,709
First Horizon National Corp.	7,410	86,327
First Niagara Financial Group, Inc.	11,805	125,369
FirstMerit Corp.	5,277	117,308
Fulton Financial Corp.	6,099	79,775
Gallagher (Arthur J.) & Co.	4,167	195,557
Greenhill & Co., Inc.	831	48,148
Hancock Hldg. Co.	2,590	95,001
Hanover Insurance Group, Inc.	1,397	83,415
HCC Insurance Hldgs., Inc.	3,195	147,417
Highwoods Properties, Inc.	2,823	102,108
Home Properties, Inc.	1,845	98,929
Hospitality Properties Trust	4,686	126,663
International Bancshares Corp.	1,797	47,423
Janus Capital Group, Inc.	4,503	55,702
Jones Lang LaSalle, Inc.	1,395	142,834
Kemper Corp.	1,657	67,738
Kilroy Realty Corp.	2,607	130,819
Liberty Property Trust	4,682	158,579
Mack-Cali Realty Corp.	2,771	59,521
Mercury General Corp.	1,128	56,073
Mid-America Apt. Communities, Inc.	2,405	146,080
MSCI, Inc. Cl A*	3,825	167,229
National Retail Pptys., Inc.	3,934	119,318
New York Community Bancorp, Inc.	13,984	235,630
Old Republic Int’l. Corp.	7,636	131,874
Omega Healthcare Investors, Inc.	3,937	117,323
Potlatch Corp.	1,289	53,803
Primerica, Inc.	1,749	75,050
Prosperity Bancshares, Inc.	1,785	113,151
Protective Life Corp.	2,416	122,395
Raymond James Financial, Inc.	3,802	198,426
Rayonier, Inc.	3,884	163,516
Realty Income Corp.	6,752	252,052
Regency Centers Corp.	2,913	134,872
Reinsurance Grp. of America, Inc.	2,243	173,631
SEI Investments Co.	4,534	157,466
Senior Housing Pptys. Trust	6,072	134,981
Signature Bank*	1,481	159,089
SL Green Realty Corp	2,969	274,276
StanCorp Financial Group, Inc.	1,384	91,690
SVB Financial Group*	1,425	149,426

Synovus Financial Corp.	30,759	110,732
Taubman Centers, Inc.	2,080	132,954
TCF Financial Corp.	5,241	85,166
Trustmark Corp.	2,142	57,491
UDR, Inc.	8,092	188,948
Valley National Bancorp	6,409	64,859
Waddell & Reed Financial, Inc. Cl A	2,697	175,629
Washington Federal, Inc.	3,227	75,157
Webster Financial Corp.	2,844	88,676
Weingarten Realty Investors	3,566	97,780
Westamerica Bancorporation	847	47,822
		10,882,351
HEALTH CARE (8.7%)
Allscripts Healthcare Solutions, Inc.*	5,089	78,676
Bio-Rad Laboratories, Inc. Cl A*	641	79,234
Charles River Laboratories Int’l., Inc.*	1,521	80,674
Community Health Systems, Inc.*	3,092	121,423
Cooper Companies, Inc.	1,553	192,324
Covance, Inc.*	1,768	155,690
Cubist Pharmaceuticals, Inc.*	2,358	162,395
Endo Health Solutions, Inc.*	3,616	243,935
Health Management Associates, Inc. Cl A*	8,473	110,996
Health Net, Inc.*	2,539	75,332
Hill-Rom Hldgs., Inc.	1,843	76,190
HMS Hldgs. Corp.*	2,805	63,758
Hologic, Inc.*	8,658	193,506
IDEXX Laboratories, Inc.*	1,661	176,681
LifePoint Hospitals, Inc.*	1,523	80,475
Mallinckrodt PLC*	1,804	94,277
Masimo Corp.*	1,593	46,563
MEDNAX, Inc.*	3,222	171,990
Mettler-Toledo Int’l., Inc.*	951	230,703
Omnicare, Inc.	3,283	198,162
Owens & Minor, Inc.	1,994	72,901
ResMed, Inc.	4,512	212,425
Salix Pharmaceuticals Ltd.*	1,988	178,801
Schein (Henry), Inc.*	2,718	310,559
STERIS Corp.	1,831	87,980
Techne Corp.	1,021	96,658
Teleflex, Inc.	1,321	123,989
Thoratec Corp.*	1,779	65,111
United Therapeutics Corp.*	1,461	165,210
Universal Health Svcs., Inc. Cl B	2,912	236,629
VCA Antech, Inc.*	2,823	88,529
WellCare Health Plans, Inc.*	1,408	99,151
		4,370,927
INDUSTRIALS (16.5%)
Acuity Brands, Inc.	1,345	147,035
AECOM Technology Corp.*	3,026	89,055
AGCO Corp.	2,910	172,243
Alaska Air Group, Inc.	2,205	161,781
Alliant TechSystems, Inc.	1,017	123,749
B/E Aerospace, Inc.*	3,131	272,491
Carlisle Cos., Inc.	1,986	157,688
CLARCOR, Inc.	1,591	102,381
Clean Harbors, Inc.*	1,730	103,731
Con-way, Inc.	1,809	71,835
Copart, Inc.*	3,544	129,888
Corporate Executive Board Co.	1,080	83,624
Crane Co.	1,559	104,843
Deluxe Corp.	1,588	82,878

Donaldson Co., Inc.	4,275	185,792
Donnelley (R.R.) & Sons Co.	5,776	117,137
Esterline Technologies Corp.*	997	101,654
Exelis, Inc.	5,910	112,645
Fortune Brands Home & Security, Inc.	5,137	234,761
FTI Consulting, Inc.*	1,319	54,264
GATX Corp.	1,440	75,125
General Cable Corp.	1,573	46,262
Genesee & Wyoming, Inc. Cl A*	1,610	154,641
Graco, Inc.	1,935	151,162
Granite Construction, Inc.	1,117	39,073
Harsco Corp.	2,552	71,533
HNI Corp.	1,425	55,333
Hubbell, Inc. Cl B	1,687	183,714
Hunt (J.B.) Transport Svcs., Inc.	2,900	224,170
Huntington Ingalls Industries, Inc.	1,564	140,776
IDEX Corp.	2,564	189,351
ITT Corp.	2,848	123,660
JetBlue Airways Corp*	6,987	59,739
KBR, Inc.	4,725	150,680
Kennametal, Inc.	2,440	127,051
Kirby Corp.*	1,789	177,558
Landstar System, Inc.	1,436	82,498
Lennox International, Inc.	1,398	118,914
Lincoln Electric Hldgs., Inc.	2,623	187,125
Manpowergroup, Inc.	2,530	217,226
Matson, Inc.	1,389	36,267
Miller (Herman), Inc.	1,922	56,737
Mine Safety Appliances Co.	1,007	51,568
MSC Industrial Direct Co., Inc. Cl A	1,535	124,135
Nordson Corp.	1,878	139,535
Old Dominion Freight Line, Inc.*	2,235	118,500
Oshkosh Corp.	2,734	137,739
Regal-Beloit Corp.	1,413	104,166
Rollins, Inc.	2,058	62,337
Smith (A.O.) Corp.	2,453	132,315
SPX Corp.	1,414	140,849
Terex Corp.	3,522	147,889
The Brink’s Co.	1,539	52,541
Timken Co.	2,521	138,831
Towers Watson & Co. Cl A	2,049	261,473
Trinity Industries, Inc.	2,421	131,993
Triumph Group, Inc.	1,674	127,341
United Rentals, Inc.*	2,925	228,004
URS Corp.	2,366	125,374
UTI Worldwide, Inc.	2,892	50,784
Valmont Industries, Inc.	841	125,410
Wabtec Corp.	2,994	222,364
Waste Connections, Inc.	3,953	172,469
Watsco, Inc.	859	82,516
Werner Enterprises, Inc.	1,443	35,685
Woodward, Inc.	1,907	86,978
		8,278,866
INFORMATION TECHNOLOGY (15.4%)
3D Systems Corp.*	2,918	271,170
ACI Worldwide, Inc.*	1,231	80,015
Acxiom Corp.*	2,361	87,310
Adtran, Inc.	1,883	50,860
Advanced Micro Devices, Inc.*	19,685	76,181
Advent Software, Inc.	1,288	45,067
ANSYS, Inc.*	2,913	254,014

AOL, Inc.*	2,509	116,970
Arrow Electronics, Inc.*	3,233	175,390
Atmel Corp.*	13,426	105,126
Avnet, Inc.	4,371	192,805
Broadridge Financial Solutions, Inc.	3,768	148,911
Cadence Design Systems, Inc.*	9,393	131,690
Ciena Corp.*	3,232	73,334
CommVault Systems, Inc.*	1,420	106,330
Compuware Corp.	6,955	77,966
Concur Technologies, Inc.*	1,482	152,913
Convergys Corp.	3,175	66,834
CoreLogic, Inc.*	2,989	106,199
Cree, Inc.*	3,820	239,017
Cypress Semiconductor Corp.	4,423	46,442
Diebold, Inc.	2,017	66,581
DST Systems, Inc.	941	85,386
Equinix, Inc.*	1,581	280,548
FactSet Research Systems, Inc.	1,285	139,525
Fair Isaac Corp.	1,061	66,673
Fairchild Semiconductor Int’l., Inc.*	4,158	55,509
Gartner, Inc.*	2,933	208,390
Global Payments, Inc.	2,388	155,196
Henry (Jack) & Associates, Inc.	2,754	163,064
Informatica Corp.*	3,417	141,806
Ingram Micro, Inc. Cl A*	4,936	115,799
Integrated Device Technology, Inc.*	4,572	46,589
InterDigital, Inc.	1,410	41,581
International Rectifier Corp.*	2,282	59,492
Intersil Corp. Cl A	4,100	47,027
Itron, Inc.*	1,256	52,036
JDS Uniphase Corp.*	7,347	95,364
Leidos Hldgs., Inc.	2,261	105,114
Lender Processing Svcs., Inc.*	2,687	100,440
Lexmark International, Inc. Cl A	1,913	67,950
ManTech International Corp. Cl A	753	22,537
Mentor Graphics Corp.	3,112	74,906
MICROS Systems, Inc.*	2,346	134,590
National Instruments Corp.	3,070	98,301
NCR Corp.*	5,273	179,598
NeuStar, Inc. Cl A*	1,990	99,221
Plantronics, Inc.	1,397	64,891
Polycom, Inc.*	4,633	52,029
PTC, Inc.*	3,753	132,819
Rackspace Hosting, Inc.*	3,764	147,285
RF Micro Devices, Inc.*	9,211	47,529
Riverbed Technology, Inc.*	5,095	92,118
Rovi Corp.*	3,290	64,780
Science Applications Int’l. Corp.	1,391	46,000
Semtech Corp.*	2,543	64,287
Silicon Laboratories, Inc.*	1,294	56,043
Skyworks Solutions, Inc.*	6,191	176,815
SolarWinds, Inc.*	2,034	76,946
Solera Hldgs., Inc.	2,209	156,309
SunEdison, Inc.*	7,592	99,076
Synopsys, Inc.*	4,881	198,022
Tech Data Corp.*	1,201	61,972
Teradyne, Inc.*	6,203	109,297
TIBCO Software, Inc.*	5,489	123,393
Trimble Navigation Ltd.*	8,228	285,512
ValueClick, Inc.*	1,919	44,847
VeriFone Systems, Inc.*	3,734	100,146

Vishay Intertechnology, Inc.*	4,344	57,601
WEX, Inc.*	1,250	123,788
Zebra Technologies Corp. Cl A*	1,582	85,555
		7,774,827
MATERIALS (6.9%)
Albemarle Corp.	2,824	179,013
AptarGroup, Inc.	2,092	141,859
Ashland, Inc.	2,286	221,833
Cabot Corp.	1,863	95,758
Carpenter Technology Corp.	1,699	105,678
Commercial Metals Co.	3,761	76,461
Compass Minerals Int’l., Inc.	1,087	87,014
Cytec Industries, Inc.	1,129	105,178
Domtar Corp.	1,018	96,038
Eagle Materials, Inc.	1,603	124,120
Greif, Inc. Cl A	981	51,404
Intrepid Potash, Inc.*	1,732	27,435
Louisiana-Pacific Corp.*	4,355	80,611
Martin Marietta Materials, Inc.	1,456	145,513
Minerals Technologies, Inc.	1,097	65,897
NewMarket Corp.	362	120,962
Olin Corp.	2,543	73,366
Packaging Corp. of America	3,108	196,674
Reliance Steel & Aluminum Co.	2,433	184,519
Rock-Tenn Co. Cl A	2,243	235,537
Royal Gold, Inc.	2,165	99,742
RPM International, Inc.	4,194	174,093
Scotts Miracle-Gro Co. Cl A	1,401	87,170
Sensient Technologies Corp.	1,601	77,681
Silgan Hldgs., Inc.	1,397	67,084
Sonoco Products Co.	3,260	136,007
Steel Dynamics, Inc.	7,225	141,177
Valspar Corp.	2,560	182,502
Worthington Industries, Inc.	1,628	68,506
		3,448,832
TELECOMMUNICATION SERVICES (0.4%)
Telephone & Data Systems, Inc.	3,188	82,187
tw telecom inc*	4,529	137,999
		220,186
UTILITIES (4.2%)
Alliant Energy Corp.	3,523	181,787
Aqua America, Inc.	5,608	132,293
Atmos Energy Corp.	2,885	131,037
Black Hills Corp.	1,417	74,407
Cleco Corp.	1,927	89,837
Great Plains Energy, Inc.	4,893	118,606
Hawaiian Electric Industries, Inc.	3,193	83,210
Idacorp, Inc.	1,605	83,203
MDU Resources Group	5,939	181,436
National Fuel Gas Co.	2,622	187,211
OGE Energy Corp.	6,284	213,028
PNM Resources, Inc.	2,527	60,951
Questar Corp.	5,562	127,870
UGI Corp.	3,592	148,924
Vectren Corp.	2,594	92,087
Westar Energy, Inc.	4,047	130,192
WGL Hldgs., Inc.	1,661	66,540
		2,102,619
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $33,463,899) 96.7%		48,651,273

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	A-1+	0.06	02/13/14	500,000	499,961
COMMERCIAL PAPER (1.2%)
Wisconsin Gas Co.	A-1	0.10	01/10/14	600,000	599,985
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,099,946) 2.2%					1,099,946

TEMPORARY CASH INVESTMENTS (2) (Cost: $475,700) 1.0%					475,700

TOTAL INVESTMENTS (Cost: $35,039,545) 99.9%					50,226,919

OTHER NET ASSETS 0.1%					51,067

NET ASSETS 100.0%					$50,277,986

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.2%)
Aeropostale, Inc.*	4,430	40,269
Bassett Furniture Industries, Inc.	12,518	191,275
Deckers Outdoor Corp.*	1,729	146,031
Diamond Resorts Int’l., Inc.*	3,280	60,549
Pep Boys - Manny, Moe & Jack*	8,249	100,143
Rent-A-Center, Inc.	3,098	103,287
Ruby Tuesday, Inc.*	12,896	89,369
Shutterfly, Inc.*	3,576	182,126
The Men’s Wearhouse, Inc.	690	35,245
Wolverine World Wide, Inc.	6,803	231,030
		1,179,324
CONSUMER STAPLES (2.9%)
Crimson Wine Group Ltd.*	9,280	82,035
Farmer Brothers Co.*	5,784	134,536
The Pantry, Inc.*	7,809	131,035
Vector Group Ltd.	3,978	65,120
		412,726
ENERGY (6.4%)
Carrizo Oil and Gas, Inc.*	3,825	171,245
Emerald Oil, Inc.*	8,644	66,213
Endeavour International Corp.*	16,883	88,636
Energy XXI (Bermuda) Ltd.	9,082	245,759
Gulf Coast Ultra Deep Royalty Trust*	28,038	58,319
Helix Energy Solutions Group*	3,313	76,795
PBF Energy, Inc.	6,199	195,021
Saratoga Resources, Inc.*	14,686	16,742
		918,730
FINANCIALS (37.6%)
Agree Realty Corp.	917	26,611
Alexander’s, Inc.	100	33,000
Ashford Hospitality Prime, Inc	1,989	36,200
Ashford Hospitality Trust, Inc.	7,792	64,518
Aspen Insurance Hldgs. Ltd.	2,406	99,392
BancFirst Corp.	1,749	98,049
Bank of Marin Bancorp	1,091	47,338
Banner Corp.	2,430	108,913
Brookline Bancorp, Inc.	10,792	103,279
Bryn Mawr Bank Corp.	3,159	95,339
Cash America Int’l., Inc.	2,091	80,085
Chatham Lodging Trust	4,058	82,986
Chesapeake Lodging Trust	5,058	127,917
Columbia Banking System, Inc.	2,384	65,584
Customers Bancorp, Inc.*	3,592	73,492
Dime Community Bancshares	5,565	94,160
Eagle Bancorp, Inc.*	2,216	67,876
EastGroup Properties, Inc.	889	51,500
Ellington Financial LLC	8,494	192,559
Enterprise Financial Svcs. Corp.	1,840	37,573
Equity Lifestyle Properties, Inc.	2,506	90,792
FBR & Co.*	1,567	41,337
FelCor Lodging Trust, Inc.	17,056	139,177
First Interstate BancSytem, Inc.	4,873	138,247
Flushing Financial Corp.	3,050	63,135
Forest City Enterprises, Inc. Cl A*	8,230	157,193
Geo Group, Inc.	1,782	57,416
Glacier Bancorp, Inc.	5,955	177,399
Hanmi Financial Corp.	1,143	25,020

Highwoods Properties, Inc.	3,594	129,995
Investors Bancorp, Inc.	5,510	140,946
iShares Russell 2000 ETF	1,360	156,890
iShares Russell 2000 Value ETF	1,300	129,350
Janus Capital Group, Inc.	9,752	120,632
Marlin Business Svcs. Corp.	4,369	110,099
MB Financial, Inc.	4,412	141,581
Meadowbrook Insurance Group, Inc.	15,748	109,606
Mid-America Apt. Communities, Inc.	1,104	67,057
National Bank Hldgs. Corp. Cl A	4,135	88,489
Northfield Bancorp, Inc.	7,342	96,914
Parkway Properties, Inc.	2,899	55,922
Pennsylvania REIT	4,763	90,402
PHH Corp.*	4,471	108,869
PrivateBancorp, Inc.	3,576	103,454
ProAssurance Corp.	4,083	197,944
Prosperity Bancshares, Inc.	2,061	130,647
S.Y. Bancorp, Inc.	4,069	129,882
Select Income REIT	5,285	141,321
Sovran Self Storage, Inc.	639	41,644
SVB Financial Group*	1,803	189,063
Symetra Financial Corp.	8,396	159,188
Terreno Realty Corp.	2,791	49,401
Tower Group, Inc.	3,471	11,732
UMB Financial Corp.	1,841	118,339
Urstadt Biddle Pptys., Inc. Cl A	2,852	52,619
ViewPoint Financial Group, Inc.	608	16,690
Westamerica Bancorporation	1,517	85,650
		5,450,413
HEALTH CARE (6.7%)
Ani Pharmaceuticals, Inc.*	2,982	59,879
Capital Senior Living Corp.*	3,144	75,425
Computer Programs & Systems, Inc.	1,823	112,680
Ensign Group, Inc.	828	36,656
Harvard Apparatus Regenerative Technology, Inc.*	2,032	9,652
Harvard Bioscience, Inc.*	13,190	61,993
Kindred Healthcare, Inc.	2,250	44,415
Prestige Brands Hldgs., Inc.*	3,894	139,405
QLT, Inc.	19,908	110,888
Solta Medical, Inc.*	22,755	67,127
Supernus Pharmaceuticals, Inc.*	16,784	126,551
TearLab Corp.*	8,619	80,501
Universal American Corp.	5,029	36,712
		961,884
INDUSTRIALS (12.2%)
Alaska Air Group, Inc.	1,787	131,112
American Railcar Inds., Inc.	4,776	218,502
AZZ, Inc.	4,103	200,473
Deluxe Corp.	1,174	61,271
Encore Wire Corp.	2,943	159,511
Miller Industries, Inc.	7,949	148,090
Mueller Industries, Inc.	5,295	333,638
Old Dominion Freight Line, Inc.*	5,725	303,540
Orbital Sciences Corp.*	4,670	108,811
Steelcase, Inc.	1,790	28,389
Wabash National Corp.*	6,961	85,968
		1,779,305
INFORMATION TECHNOLOGY (9.5%)
Anixter International, Inc.	1,272	114,276
ARRIS Group, Inc.*	5,232	127,478
Blucora, Inc.*	490	14,288

Brightcove, Inc.*	2,608	36,877
Coherent, Inc.*	1,133	84,284
CommVault Systems, Inc.*	759	56,834
Emulex Corp.*	10,264	73,490
Imation Corp.*	14,046	65,735
LogMeIn, Inc.*	1,786	59,920
Microsemi Corp.*	3,678	91,766
MKS Instruments, Inc.	2,464	73,772
Monolithic Power Systems, Inc.*	3,210	111,259
Nanometrics, Inc.*	4,394	83,706
Nova Measuring Instruments Ltd.*	3,060	30,110
Proofpoint, Inc.*	1,886	62,559
Richardson Electronics Ltd.	14,462	164,288
Semtech Corp.*	1,118	28,263
TIBCO Software, Inc.*	2,291	51,502
TTM Technologies, Inc.*	5,843	50,133
		1,380,540
MATERIALS (8.4%)
Boise Cascade Co.*	1,101	32,457
Commercial Metals Co.	3,282	66,723
Crown Hldgs., Inc.*	4,830	215,273
Horsehead Hldg. Corp.*	5,474	88,734
Kaiser Aluminum Corp.	3,145	220,905
Kraton Performance Polymers, Inc.*	4,760	109,718
LSB Industries, Inc.*	1,869	76,666
McEwen Mining, Inc.*	10,165	19,923
Schnitzer Steel Industries, Inc. Cl A	4,176	136,430
Silgan Hldgs., Inc.	4,699	225,646
Universal Stainless & Alloy Products, Inc.*	999	36,024
		1,228,499
TELECOMMUNICATION SERVICES (0.7%)
Consolidated Comms. Hldgs., Inc.	2,906	57,045
IDT Corp. Cl B	2,810	50,215
		107,260
UTILITIES (5.5%)
Avista Corp.	4,959	139,794
Black Hills Corp.	1,649	86,589
Idacorp, Inc.	2,567	133,073
Northwest Natural Gas Co.	1,571	67,270
NorthWestern Corp.	755	32,707
PNM Resources, Inc.	4,444	107,189
Portland General Electric Co.	2,636	79,607
UNS Energy Corp.	2,423	145,017
		791,246
TOTAL COMMON STOCKS (Cost: $11,265,180) 98.1%		14,209,927

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	89	25,812
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.2%		25,812

TEMPORARY CASH INVESTMENTS (3) (Cost: $200,000) 1.4%		200,000

TOTAL INVESTMENTS (Cost: $11,474,000) 99.7%		14,435,739

OTHER NET ASSETS 0.3%		$37,177

NET ASSETS 100.0%		$14,472,916

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.5%)
Aeropostale, Inc.*	6,784	61,667
AFC Enterprises, Inc.*	3,951	152,114
American Axle & Mfg. Hldgs., Inc.*	4,459	91,187
Bally Technologies, Inc.*	1,225	96,101
Brunswick Corp.	945	43,527
Cinemark Hldgs., Inc.	2,828	94,257
Deckers Outdoor Corp.*	1,220	103,041
Drew Industries, Inc.	1,702	87,142
Haverty Furniture Cos., Inc.	3,568	111,678
Hibbett Sports, Inc.*	862	57,935
HSN, Inc.	1,087	67,720
MDC Hldgs., Inc.	2,525	81,406
Monro Muffler Brake, Inc.	1,642	92,543
Red Robin Gourmet Burgers, Inc.*	1,565	115,090
Rent-A-Center, Inc.	1,949	64,980
Shutterfly, Inc.*	2,168	110,416
Sotheby’s	1,128	60,010
Steiner Leisure Ltd.*	593	29,170
Steve Madden Ltd.*	2,173	79,510
Wolverine World Wide, Inc.	3,721	126,365
		1,725,859
CONSUMER STAPLES (5.3%)
Boston Beer Co., Inc. Cl A*	105	25,388
Darling International, Inc.*	2,941	61,408
Hain Celestial Group, Inc.*	1,041	94,502
Pinnacle Foods, Inc.	2,496	68,540
Spectrum Brands Hldgs., Inc.	395	27,867
Susser Hldgs. Corp.*	3,022	197,911
TreeHouse Foods, Inc.*	676	46,590
Village Super Market, Inc. Cl A	2,115	65,586
		587,792
ENERGY (3.6%)
Helix Energy Solutions Group*	2,138	49,559
Kodiak Oil & Gas Corp.*	4,360	48,876
PBF Energy, Inc.	3,100	97,526
Sanchez Energy Corp.*	945	23,162
Synergy Resources Corp.*	2,431	22,511
Targa Resources Corp.	911	80,323
Western Refining, Inc.	1,940	82,275
		404,232
FINANCIALS (7.0%)
American Assets Trust, Inc.	1,921	60,377
AmREIT, Inc. Cl B	2,643	44,402
Endurance Specialty Hldgs. Ltd.	1,494	87,653
Financial Engines, Inc.	1,195	83,029
iShares Micro-Cap ETF	1,237	93,047
Oritani Financial Corp.	3,034	48,696
PS Business Parks, Inc.	744	56,856
Sabra Health Care REIT, Inc.	2,712	70,892
Starwood Property Trust, Inc.	2,127	58,918
Stifel Financial Corp.*	1,655	79,308
Texas Capital Bancshares, Inc.*	1,540	95,788
		778,966
HEALTH CARE (20.6%)
Abiomed, Inc.*	4,065	108,698
Acorda Therapeutics, Inc.*	1,267	36,996
Align Technology, Inc.*	977	55,826

Alnylam Pharmaceuticals, Inc.*	1,264	81,313
athenahealth, Inc.*	593	79,759
BioScrip, Inc.*	7,386	54,656
BioSpecifics Technologies Corp.*	1,486	32,202
Bruker Corp.*	2,379	47,033
Cepheid, Inc.*	1,236	57,746
Coronado Biosciences, Inc.*	8,965	23,578
Cubist Pharmaceuticals, Inc.*	1,494	102,892
Cyberonics, Inc.*	1,164	76,254
DexCom, Inc.*	3,535	125,174
Emergent Biosolutions, Inc.*	3,024	69,522
Ensign Group, Inc.	1,358	60,119
Exact Sciences Corp.*	4,420	51,670
HeartWare International, Inc.*	422	39,651
Insulet Corp.*	2,367	87,816
Isis Pharmaceuticals, Inc.*	1,293	51,513
Mazor Robotics Ltd. ADR*	3,251	63,460
Medicines Co.*	1,309	50,554
MWI Veterinary Supply, Inc.*	557	95,019
Neogen Corp.*	1,975	90,258
Omeros Corp.*	3,796	42,857
PAREXEL International Corp.*	2,357	106,489
Pharmacyclics, Inc.*	658	69,603
Questcor Pharmaceuticals, Inc.	1,200	65,340
Salix Pharmaceuticals Ltd.*	530	47,668
Seattle Genetics, Inc.*	1,174	46,831
Supernus Pharmaceuticals, Inc.*	11,681	88,075
Synageva BioPharma Corp.*	448	28,995
Team Health Hldgs., Inc.*	725	33,024
TearLab Corp.*	4,344	40,573
Thoratec Corp.*	827	30,268
Vascular Solutions, Inc.*	2,646	61,255
WellCare Health Plans, Inc.*	1,355	95,419
		2,298,106
INDUSTRIALS (16.7%)
Acuity Brands, Inc.	485	53,020
Allegiant Travel Co.	701	73,913
Astronics Corp.*	4,365	222,611
AZZ, Inc.	1,406	68,697
Beacon Roofing Supply, Inc.*	2,014	81,124
Chart Industries, Inc.*	367	35,100
CIRCOR International, Inc.	1,599	129,167
Corporate Executive Board Co.	1,552	120,171
EnPro Industries, Inc.*	1,570	90,511
Healthcare Svcs. Group, Inc.	3,525	100,004
Mueller Water Product, Inc. Cl A	9,623	90,168
Old Dominion Freight Line, Inc.*	2,371	125,710
On Assignment, Inc.*	4,726	165,032
Raven Industries, Inc.	4,187	172,253
Sun Hydraulics Corp.	2,034	83,048
Teledyne Technologies, Inc.*	1,068	98,106
The Advisory Board Co.*	1,711	108,939
USG Corp.*	1,536	43,592
		1,861,166
INFORMATION TECHNOLOGY (25.3%)
Anixter International, Inc.	919	82,563
ARRIS Group, Inc.*	5,956	145,118
Aspen Technology, Inc.*	1,122	46,900
Brightcove, Inc.*	9,160	129,522
CalAmp Corp.*	4,189	117,166
Cavium, Inc.*	2,394	82,617

CommVault Systems, Inc.*	1,616	121,006
comScore, Inc.*	3,001	85,859
Cornerstone OnDemand, Inc.*	1,211	64,595
CoStar Group, Inc.*	370	68,295
Electronics for Imaging, Inc.*	1,969	76,259
FEI Company	765	68,360
iGATE Corp.*	3,753	150,720
Imperva, Inc.*	2,189	105,357
Informatica Corp.*	1,738	72,127
Jive Software, Inc.*	2,999	33,739
LogMeIn, Inc.*	1,829	61,363
MAXIMUS, Inc.	2,911	128,055
Microsemi Corp.*	2,472	61,676
Monolithic Power Systems, Inc.*	2,988	103,564
Nanometrics, Inc.*	3,689	70,275
Plantronics, Inc.	908	42,177
Proofpoint, Inc.*	3,082	102,230
PTC, Inc.*	2,494	88,263
QLIK Technologies, Inc.*	3,777	100,582
Responsys, Inc.*	4,966	136,118
Rogers Corp.*	1,963	120,725
Synaptics, Inc.*	1,500	77,715
Teradyne, Inc.*	2,919	51,433
TIBCO Software, Inc.*	2,392	53,772
Ultimate Software Group, Inc.*	360	55,159
ValueClick, Inc.*	2,073	48,446
WEX, Inc.*	690	68,331
		2,820,087
MATERIALS (4.0%)
Clearwater Paper Corp.*	1,059	55,598
CVR Partners LP	2,737	45,051
Landec Corp.*	8,075	97,869
Louisiana-Pacific Corp.*	1,915	35,447
Resolute Forest Products*	4,463	71,497
Silgan Hldgs., Inc.	1,224	58,776
Stepan Co.	1,275	83,678
		447,916
TELECOMMUNICATION SERVICES (0.7%)
Boingo Wireless, Inc.*	5,241	33,595
Consolidated Comms. Hldgs., Inc.	2,484	48,761
		82,356
UTILITIES (0.5%)
NorthWestern Corp.	1,312	56,836

TOTAL COMMON STOCKS (Cost: $8,011,440) 99.2%		11,063,316

TOTAL INVESTMENTS (Cost: $8,011,440) 99.2%		11,063,316

OTHER NET ASSETS 0.8%		84,023

NET ASSETS 100.0%		$11,147,339

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.3%)
U.S. Treasury Note	AA+	2.00	11/30/20	1,750,000	1,703,517
U.S. Treasury Strip	AA+	0.00	08/15/21	3,500,000	2,842,621
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	346,488
U.S. Treasury Strip	AA+	0.00	08/15/29	5,000,000	2,734,180
					7,626,806
U.S. GOVERNMENT AGENCIES (29.6%)
MORTGAGE-BACKED OBLIGATIONS (29.1%)
FHARM	AA+	0.64	04/01/37	34,580	36,903
FHARM	AA+	2.48	09/01/39	63,737	68,078
FHARM	AA+	2.90	04/01/37	51,995	55,400
FHARM	AA+	5.24	02/01/36	47,739	50,397
FHARM	AA+	5.43	05/01/37	30,639	32,482
FHARM	AA+	5.77	03/01/37	21,254	21,857
FHLMC	AA+	2.50	09/01/27	445,048	441,567
FHLMC	AA+	3.00	06/01/27	229,893	234,618
FHLMC	AA+	3.00	08/01/27	430,625	439,476
FHLMC	AA+	3.50	01/01/43	489,618	486,360
FHLMC	AA+	4.00	02/01/25	86,366	91,272
FHLMC	AA+	4.00	03/01/41	318,414	327,271
FHLMC	AA+	4.00	07/01/41	297,255	305,498
FHLMC	AA+	4.00	06/01/42	423,274	435,102
FHLMC	AA+	4.00	06/01/42	341,989	351,472
FHLMC	AA+	4.50	03/01/34	163,765	173,830
FHLMC	AA+	4.50	08/01/34	82,835	87,862
FHLMC	AA+	4.50	08/15/35	64,719	69,175
FHLMC	AA+	5.00	02/01/26	36,848	39,936
FHLMC	AA+	5.00	10/01/40	541,296	585,678
FHLMC	AA+	5.50	03/01/21	49,419	53,630
FHLMC	AA+	5.50	07/01/32	62,749	68,806
FHLMC	AA+	5.50	05/01/33	63,542	69,979
FHLMC	AA+	5.50	08/15/33	1,668	1,670
FHLMC	AA+	5.50	06/01/37	172,983	188,529
FHLMC	AA+	6.00	07/15/29	48,125	52,651
FHLMC	AA+	6.00	03/15/32	50,022	55,010
FHLMC Strip	AA+	3.00	01/15/43	475,282	462,783
FNMA	AA+	2.42	05/01/43	466,271	455,993
FNMA	AA+	3.00	06/01/33	484,622	463,892
FNMA	AA+	3.00	09/01/33	344,770	330,023
FNMA	AA+	3.00	12/01/42	458,303	430,550
FNMA	AA+	3.00	03/01/43	220,664	209,736
FNMA	AA+	3.50	03/25/28	340,745	343,536
FNMA	AA+	3.50	03/01/32	437,303	437,827
FNMA	AA+	3.50	10/01/41	325,630	327,354
FNMA	AA+	3.50	12/01/41	431,218	433,502
FNMA	AA+	3.50	04/01/42	469,128	472,556
FNMA	AA+	3.50	04/01/42	469,533	466,912
FNMA	AA+	3.50	08/01/42	486,263	483,543
FNMA	AA+	3.50	10/01/42	379,311	377,189
FNMA	AA+	4.00	05/01/19	67,697	71,705
FNMA	AA+	4.00	07/25/26	487,477	513,331
FNMA	AA+	4.00	01/01/31	244,907	254,807
FNMA	AA+	4.00	06/01/39	139,772	143,924
FNMA	AA+	4.00	11/01/40	341,837	352,084
FNMA	AA+	4.00	05/01/41	271,574	279,999
FNMA	AA+	4.00	08/01/42	453,629	467,226
FNMA	AA+	4.50	05/01/18	25,639	27,292
FNMA	AA+	4.50	05/01/19	30,324	32,312
FNMA	AA+	4.50	05/01/30	149,201	159,445
FNMA	AA+	4.50	04/01/31	186,570	199,312
FNMA	AA+	4.50	08/01/33	27,972	29,742
FNMA	AA+	4.50	08/01/33	60,684	64,484

FNMA	AA+	4.50	09/01/33	161,582	171,699
FNMA	AA+	4.50	05/01/34	39,813	42,266
FNMA	AA+	4.50	06/01/34	48,235	51,206
FNMA	AA+	4.50	08/01/35	123,855	131,175
FNMA	AA+	4.50	12/01/35	89,717	95,019
FNMA	AA+	4.50	05/01/39	207,152	219,474
FNMA	AA+	4.50	05/01/39	132,018	139,871
FNMA	AA+	4.50	05/01/40	172,060	182,795
FNMA	AA+	5.00	04/01/18	46,483	49,772
FNMA	AA+	5.00	09/01/18	32,933	35,263
FNMA	AA+	5.00	10/01/20	69,926	75,319
FNMA	AA+	5.00	06/01/33	128,261	139,317
FNMA	AA+	5.00	09/01/33	102,807	111,669
FNMA	AA+	5.00	10/01/33	124,244	134,953
FNMA	AA+	5.00	11/01/33	157,525	171,103
FNMA	AA+	5.00	03/01/34	30,043	32,633
FNMA	AA+	5.00	04/01/34	25,767	27,977
FNMA	AA+	5.00	04/01/34	52,989	57,533
FNMA	AA+	5.00	04/01/35	72,451	78,606
FNMA	AA+	5.00	06/01/35	43,627	47,333
FNMA	AA+	5.00	09/01/35	72,978	79,178
FNMA	AA+	5.00	11/25/35	180,026	192,655
FNMA	AA+	5.00	10/01/36	70,587	76,583
FNMA	AA+	5.00	05/01/39	190,691	205,099
FNMA	AA+	5.00	06/01/40	145,299	158,471
FNMA	AA+	5.50	04/01/17	1,917	2,049
FNMA	AA+	5.50	05/01/17	1,330	1,421
FNMA	AA+	5.50	06/01/17	3,464	3,702
FNMA	AA+	5.50	09/01/19	20,803	22,708
FNMA	AA+	5.50	08/01/25	57,468	63,186
FNMA	AA+	5.50	01/01/27	25,860	28,470
FNMA	AA+	5.50	09/01/33	38,620	42,487
FNMA	AA+	5.50	10/01/33	149,440	164,404
FNMA	AA+	5.50	03/01/34	18,268	20,098
FNMA	AA+	5.50	03/01/34	42,855	47,147
FNMA	AA+	5.50	07/01/34	47,560	52,300
FNMA	AA+	5.50	09/01/34	174,323	192,194
FNMA	AA+	5.50	09/01/34	157,838	173,568
FNMA	AA+	5.50	09/01/34	26,675	29,333
FNMA	AA+	5.50	10/01/34	26,770	29,438
FNMA	AA+	5.50	02/01/35	70,272	77,276
FNMA	AA+	5.50	02/01/35	51,771	56,918
FNMA	AA+	5.50	04/01/35	83,663	91,981
FNMA	AA+	5.50	08/01/35	109,735	120,645
FNMA	AA+	5.50	11/01/35	68,041	74,806
FNMA	AA+	5.50	06/01/37	95,807	105,162
FNMA	AA+	5.50	11/01/38	36,811	39,318
FNMA	AA+	5.50	06/01/48	45,462	48,472
FNMA	AA+	6.00	04/01/23	50,690	56,884
FNMA	AA+	6.00	01/01/25	111,446	124,615
FNMA	AA+	6.00	03/01/28	58,248	64,227
FNMA	AA+	6.00	04/01/32	6,906	7,751
FNMA	AA+	6.00	04/01/32	5,971	6,702
FNMA	AA+	6.00	05/01/32	9,858	11,065
FNMA	AA+	6.00	05/01/33	131,991	148,137
FNMA	AA+	6.00	09/01/34	76,638	86,008
FNMA	AA+	6.00	10/01/34	114,129	128,083
FNMA	AA+	6.00	11/01/34	22,711	25,487
FNMA	AA+	6.00	12/01/36	67,135	74,428
FNMA	AA+	6.00	01/01/37	62,387	69,164
FNMA	AA+	6.00	05/01/37	21,562	23,240
FNMA	AA+	6.00	07/01/37	27,615	30,553
FNMA	AA+	6.00	08/01/37	42,550	47,077
FNMA	AA+	6.00	12/01/37	13,189	14,592
FNMA	AA+	6.00	10/25/44	101,175	113,782
FNMA	AA+	6.00	02/25/47	94,530	105,500
FNMA	AA+	6.00	12/25/49	104,112	118,574
FNMA	AA+	6.50	09/01/16	858	904
FNMA	AA+	6.50	03/01/17	3,387	3,622

FNMA	AA+	6.50	05/01/17	699	747
FNMA	AA+	6.50	06/01/17	14,650	15,666
FNMA	AA+	6.50	05/01/32	6,799	7,726
FNMA	AA+	6.50	05/01/32	8,633	9,809
FNMA	AA+	6.50	07/01/32	4,455	5,062
FNMA	AA+	6.50	07/01/34	51,926	59,041
FNMA	AA+	6.50	09/01/34	43,180	49,097
FNMA	AA+	6.50	09/01/36	29,838	32,215
FNMA	AA+	6.50	05/01/37	47,447	53,856
FNMA	AA+	6.50	09/01/37	27,890	31,657
FNMA	AA+	6.50	05/01/38	27,271	30,976
FNMA	AA+	7.00	09/01/31	5,329	6,150
FNMA	AA+	7.00	04/01/32	14,236	16,423
FNMA	AA+	7.00	01/25/44	140,212	157,771
FNMA	AA+	7.50	06/01/31	2,979	3,354
FNMA	AA+	7.50	02/01/32	8,827	9,946
FNMA	AA+	7.50	06/01/32	2,842	3,204
FNMA	AA+	8.00	04/01/32	564	646
FNMA Strip	AA+	3.00	08/25/42	421,519	410,296
GNMA (4)	AA+	3.50	09/20/33	209,632	220,100
GNMA (4)	AA+	3.50	01/20/37	151,799	157,385
GNMA (4)	AA+	4.00	08/15/41	317,149	329,990
GNMA (4)	AA+	4.00	11/15/41	133,799	139,217
GNMA (4)	AA+	4.00	01/15/42	421,271	438,316
GNMA (4)	AA+	4.00	03/20/42	296,240	308,422
GNMA (4)	AA+	4.50	04/20/31	297,557	321,102
GNMA (4)	AA+	4.50	10/15/40	313,377	335,363
GNMA (4)	AA+	4.50	06/20/41	307,922	330,134
GNMA (4)	AA+	5.00	10/15/24	304,498	330,284
GNMA (4)	AA+	5.00	04/15/39	241,343	262,718
GNMA (4)	AA+	5.00	06/20/39	250,347	264,126
GNMA (4)	AA+	5.00	11/15/39	191,411	208,364
GNMA (4)	AA+	5.00	06/20/40	322,665	352,582
GNMA (4)	AA+	5.50	01/15/36	93,941	103,277
GNMA (4)	AA+	6.50	04/15/31	1,130	1,289
GNMA (4)	AA+	6.50	10/15/31	6,270	7,150
GNMA (4)	AA+	6.50	12/15/31	1,941	2,214
GNMA (4)	AA+	6.50	05/15/32	2,309	2,634
GNMA (4)	AA+	7.00	05/15/31	5,252	6,072
GNMA (4)	AA+	7.00	05/15/32	879	1,015
GNMA (4)	AA+	7.00	10/20/38	5,111	5,768
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	231,176	258,195
					23,859,374
NON-MORTGAGE-BACKED OBLIGATIONS (0.5%)
FHLMC	AA+	0.00	11/29/19	500,000	417,938

CORPORATE DEBT (59.9%)
CONSUMER DISCRETIONARY (9.2%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	50,000	50,737
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	380,340
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	256,705
Brinker International, Inc.	BBB-	3.88	05/15/23	50,000	45,011
Darden Restaurants, Inc.	BBB-	4.50	10/15/21	400,000	383,081
Dollar General Corp.	BBB-	3.25	04/15/23	400,000	367,946
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	250,000	258,750
Expedia, Inc.	BBB-	5.95	08/15/20	305,000	330,125
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	400,000	408,207
Home Depot, Inc.	A	5.40	03/01/16	250,000	274,222
Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	321,044
Kohl’s Corp.	BBB+	3.25	02/01/23	150,000	137,140
Kohl’s Corp.	BBB+	4.00	11/01/21	250,000	249,893
Lowe’s Cos., Inc.	A-	3.12	04/15/22	350,000	339,373
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	402,802
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	367,098
NVR, Inc.	BBB	3.95	09/15/22	400,000	378,051
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	350,000	337,791
Omnicom Group, Inc.	BBB+	3.63	05/01/22	50,000	48,420
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	371,477
Staples, Inc.	BBB	4.38	01/12/23	400,000	387,498

Tupperware Brands Corp.	BBB-	4.75	06/01/21	400,000	402,277
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	278,901
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	400,000	376,786
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	400,000	404,000
					7,557,675
CONSUMER STAPLES (3.4%)
Avon Products, Inc.	BBB-	4.20	07/15/18	350,000	353,072
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	281,175
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	353,554
Hershey Co.	A	4.85	08/15/15	250,000	266,130
Ingredion, Inc.	BBB	4.63	11/01/20	300,000	312,808
Kroger Co.	BBB	4.95	01/15/15	250,000	260,830
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	450,000	441,818
Safeway, Inc.	BBB	3.95	08/15/20	300,000	299,890
Sysco Corp.	A	2.60	06/12/22	275,000	250,687
					2,819,964
ENERGY (5.3%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	363,947
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	250,000	265,746
Enbridge, Inc.	A-	5.80	06/15/14	150,000	153,495
Energen Corp.	BBB-	4.63	09/01/21	400,000	391,626
EQT Corp.	BBB	4.88	11/15/21	400,000	410,204
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	260,507
Marathon Petroleum Corp.	BBB	5.13	03/01/21	300,000	324,980
Murphy Oil Corp.	BBB	2.50	12/01/17	300,000	301,824
National Oilwell Varco, Inc.	A	6.13	08/15/15	250,000	250,278
Noble Corp.	BBB+	7.50	03/15/19	250,000	289,598
Rowan Companies PLC	BBB-	4.88	06/01/22	400,000	405,901
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	270,625
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	257,620
Sunoco, Inc.	BBB-	5.75	01/15/17	100,000	108,715
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	250,000	270,947
					4,326,013
FINANCIALS (15.9%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	301,940
Alleghany Corp.	BBB	5.63	09/15/20	350,000	382,992
American Tower Corp.	BBB-	4.50	01/15/18	400,000	428,505
Bank of America Corp.	A-	3.70	09/01/15	250,000	261,328
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	400,000	385,138
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	299,133
Block Financial LLC	BBB	5.13	10/30/14	250,000	258,630
Block Financial LLC	BBB	5.50	11/01/22	150,000	154,164
Boston Properties LP	A-	3.85	02/01/23	300,000	293,114
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	253,178
Capital One Financial Corp.	BBB	4.75	07/15/21	400,000	425,340
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	281,165
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	231,437
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	101,392
Genworth Financial, Inc.	BBB-	7.20	02/15/21	250,000	290,304
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	312,387
Harley-Davidson Financial Svcs.†	A-	2.70	03/15/17	300,000	307,543
Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	112,396
Health Care REIT, Inc.	BBB	3.63	03/15/16	100,000	104,770
Health Care REIT, Inc.	BBB	3.75	03/15/23	50,000	46,997
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	281,372
Healthcare Realty Trust	BBB-	3.75	04/15/23	400,000	370,067
Hospitality Properties Trust	BBB-	5.00	08/15/22	400,000	406,494
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	400,000	384,184
Lincoln National Corp.	A-	4.85	06/24/21	100,000	107,410
Markel Corp.	BBB	5.35	06/01/21	200,000	217,085
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	350,000	373,111
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	246,187
Moody’s Corp.	BBB+	5.50	09/01/20	100,000	105,955
Morgan Stanley	A-	4.00	07/24/15	250,000	261,036
National Retail Pptys., Inc.	BBB	3.30	04/15/23	150,000	136,182
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	238,178
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	265,941
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	351,405
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	410,064

ProLogis LP	BBB	6.63	05/15/18	350,000	408,790
Protective Life Corp.	A-	7.38	10/15/19	310,000	378,072
Prudential Financial, Inc.	A	4.50	11/16/21	100,000	106,428
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	266,411
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	370,241
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	433,434
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	367,303
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	260,412
Simon Property Group LP	A	2.80	01/30/17	350,000	362,007
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	105,353
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	300,000	314,736
Vornado Realty LP	BBB	4.25	04/01/15	300,000	309,370
					13,069,081
HEALTH CARE (5.6%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	400,000	431,234
Allergan, Inc.	A+	5.75	04/01/16	250,000	276,555
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	220,185
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	400,000	407,524
Biogen Idec, Inc.	A-	6.88	03/01/18	250,000	294,735
CIGNA Corp.	A-	2.75	11/15/16	250,000	260,206
Hospira, Inc.	BBB-	6.05	03/30/17	350,000	386,187
Laboratory Corp. of America	BBB+	3.75	08/23/22	400,000	387,457
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	388,290
PerkinElmer, Inc.	BBB	5.00	11/15/21	400,000	403,634
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	400,000	416,119
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	400,000	421,090
WellPoint, Inc.	A-	4.35	08/15/20	250,000	264,228
					4,557,444
INDUSTRIALS (5.0%)
Donnelley (R.R.) & Sons Co.	BB-	4.95	04/01/14	250,000	252,500
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	400,000	404,305
Equifax, Inc.	BBB+	3.30	12/15/22	400,000	369,250
Flowserve Corp.	BBB-	3.50	09/15/22	250,000	235,500
Harsco Corp.	BB+	5.75	05/15/18	400,000	419,822
Kennametal, Inc.	BBB	2.65	11/01/19	400,000	389,499
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	363,208
Pentair Ltd.	BBB	5.00	05/15/21	350,000	365,849
Pitney Bowes, Inc.	BBB	5.25	01/15/37	350,000	375,441
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	257,983
Textron, Inc.	BBB-	4.63	09/21/16	250,000	269,504
URS Corp.†	BBB-	5.50	04/01/22	400,000	393,981
					4,096,842
INFORMATION TECHNOLOGY (4.7%)
Adobe Systems, Inc.	A-	4.75	02/01/20	400,000	431,792
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	400,000	384,686
Avnet, Inc.	BBB-	5.88	03/15/14	100,000	101,024
Avnet, Inc.	BBB-	5.88	06/15/20	395,000	423,829
Fiserv, Inc.	BBB-	4.75	06/15/21	400,000	407,383
Ingram Micro, Inc.	BBB-	5.00	08/10/22	125,000	124,512
Ingram Micro, Inc.	BBB-	5.25	09/01/17	275,000	292,010
Lexmark International, Inc.	BBB-	5.13	03/15/20	50,000	51,247
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	391,108
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	413,368
Total System Services, Inc.	BBB+	3.75	06/01/23	400,000	369,748
Western Union Co.	BBB+	5.93	10/01/16	400,000	444,548
					3,835,255
MATERIALS (6.9%)
Albemarle Corp.	BBB+	4.50	12/15/20	400,000	410,904
Alcoa, Inc.	BBB-	6.75	07/15/18	400,000	450,728
Carpenter Technology Corp.	BBB	4.45	03/01/23	400,000	383,800
Domtar Corp.	BBB-	4.40	04/01/22	400,000	382,986
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	256,734
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	400,000	380,160
Geon Co.	BBB-	7.50	12/15/15	250,000	275,625
Goldcorp, Inc.	BBB+	2.13	03/15/18	400,000	392,038
Kinross Gold Corp.	NR	3.63	09/01/16	300,000	303,413
Kinross Gold Corp.	NR	5.13	09/01/21	100,000	95,532
Lubrizol Corp.	AA	5.50	10/01/14	250,000	259,306
Methanex Corp.	BBB-	3.25	12/15/19	400,000	396,998

Newmont Mining Corp.	BBB	3.50	03/15/22	400,000	340,474
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	242,873
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	150,392
Southern Copper Corp.	BBB	3.50	11/08/22	400,000	369,239
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	353,352
Vulcan Materials Co.	BB	7.00	06/15/18	200,000	227,500
					5,672,054
TELECOMMUNICATION SERVICES (0.9%)
Alltel Corp.	BBB+	7.00	03/15/16	250,000	280,484
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	259,375
Verizon Communications, Inc.	BBB+	4.50	09/15/20	200,000	214,113
					753,972
UTILITIES (3.0%)
Constellation Energy	BBB-	5.15	12/01/20	250,000	266,025
Duke Energy Progress, Inc.	A	5.25	12/15/15	250,000	272,329
Entergy Corp.	BBB-	5.13	09/15/20	400,000	422,446
Exelon Generation Co. LLC	BBB	4.25	06/15/22	150,000	143,760
Illinois Power Generating Co.	CCC+	6.30	04/01/20	250,000	197,500
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	364,149
PPL Energy Supply LLC	BBB	4.60	12/15/21	150,000	144,142
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	263,793
SCANA Corp.	BBB	4.13	02/01/22	400,000	388,452
					2,462,596
TOTAL LONG-TERM DEBT SECURITIES (Cost: $80,401,097) 98.8%					81,055,014

TEMPORARY CASH INVESTMENTS (2) (Cost: $461,600) 0.6%					461,600

TOTAL INVESTMENTS (Cost: $80,862,697) 99.4%					81,516,614

OTHER NET ASSETS 0.6%					456,150

NET ASSETS 100.0%					$81,972,764

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.0%)
U.S. Treasury Bill	A-1+	0.05	03/13/14	1,000,000	999,903
U.S. Treasury Bill	A-1+	0.08	02/13/14	4,000,000	3,999,642
U.S. Treasury Bill	A-1+	0.08	02/20/14	1,000,000	999,896
					5,999,441
U.S. GOVERNMENT AGENCIES (18.7%)
FHLB	A-1+	0.09	03/07/14	500,000	499,924
FHLB	A-1+	0.10	03/21/14	2,700,000	2,699,383
FHLB	A-1+	0.10	03/28/14	200,000	199,952
FHLB	A-1+	0.10	04/16/14	580,000	579,894
FHLMC	A-1+	0.07	02/21/14	50,000	49,995
FHLMC	A-1+	0.08	01/27/14	270,000	269,984
FHLMC	A-1+	0.08	02/24/14	1,600,000	1,599,808
FHLMC	A-1+	0.10	03/14/14	250,000	249,952
FNMA	A-1+	0.08	01/27/14	200,000	199,988
FNMA	A-1+	0.08	02/03/14	224,000	223,984
					6,572,864
COMMERCIAL PAPER (62.6%)
Air Products & Chemicals†	A-1	0.10	01/22/14	1,400,000	1,399,918
Baker Hughes, Inc.†	A-1	0.09	01/14/14	1,300,000	1,299,958
Chevron Corp.†	A-1+	0.09	03/03/14	1,450,000	1,449,779
Danaher Corp.†	A-1	0.11	01/17/14	1,350,000	1,349,934
Disney (Walt) Co.†	A-1	0.10	03/25/14	300,000	299,931
Emerson Electric Co.†	A-1	0.11	02/18/14	800,000	799,883
Illinois Tool Works, Inc.†	A-1	0.10	01/30/14	1,400,000	1,399,887
National Rural Utilities	A-1	0.09	01/07/14	500,000	499,993
National Rural Utilities	A-1	0.09	01/09/14	1,000,000	999,980
Nestle Capital Corp.†	A-1+	0.09	02/10/14	1,500,000	1,499,850
New Jersey Natural Gas	A-1	0.18	01/15/14	1,500,000	1,499,895
Pfizer, Inc.†	A-1+	0.11	03/05/14	1,100,000	1,099,772
Precision Castparts Corp.†	A-1	0.12	02/03/14	1,500,000	1,499,835
Private Export Funding Corp.†	A-1	0.12	01/08/14	1,000,000	999,977
Procter & Gamble Co.†	A-1+	0.10	02/11/14	1,500,000	1,499,829
Toyota Motor Credit Corp.	A-1+	0.11	01/29/14	1,550,000	1,549,867
Washington Gas Light Co.	A-1	0.07	01/14/14	500,000	499,987
Washington Gas Light Co.	A-1	0.12	01/17/14	129,000	128,993
Washington Gas Light Co.	A-1	0.09	01/22/14	155,000	154,992
Wells Fargo & Co.	A-1	0.14	02/14/14	1,500,000	1,499,743
Wisconsin Gas Co.	A-1	0.10	01/10/14	600,000	599,985
					22,031,988
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $34,604,261) 98.3%					34,604,293

TEMPORARY CASH INVESTMENTS (2) (Cost: $788,600) 2.2%					788,600

TOTAL INVESTMENTS (Cost: $35,392,861) 100.5%					35,392,893

OTHER NET ASSETS -0.5%					(176,985)

NET ASSETS 100.0%					$35,215,908

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2013

Abbreviations:               FHARM = Federal Home Adjustable Rate Mortgage

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2013, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$1,795,822	2.2%
MONEY MARKET FUND	$14,598,553	41.5%

(1)         This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2013, was as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	March 2014	$460,275	$15,890	1.9%
EQUITY INDEX FUND	29	E-mini S&P 500 Stock Index	P	March 2014	$2,669,595	$97,314	3.0%
MID-CAP EQUITY INDEX FUND	12	E-mini S&P MidCap 400 Stock Index	P	March 2014	$1,607,280	$32,760	3.2%

(a)       Includes the cumulative appreciation(depreciation) of futures contracts.

(2)       The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2013 was 0.15%.

(3)       The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2013 was 0.10%.

(4)       U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities.

•                  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2013, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of December 31, 2013. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2013:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$14,160,792	—	—	$14,160,792
Common Stock - Active	$9,663,957	—	—	$9,663,957
Convertible Preferred Stock - Active	$29,003	—	—	$29,003
Short-Term Debt Securities - Indexed	—	$299,963	—	$299,963
Temporary Cash Investments	—	$195,600	—	$195,600
	$23,853,752	$495,563	—	$24,349,315

Equity Index Fund
Common Stock	$85,796,413	—	—	$85,796,413
Short-Term Debt Securities	—	$2,199,708	—	$2,199,708
Temporary Cash Investments	—	$384,800	—	$384,800
	$85,796,413	$2,584,508	—	$88,380,921

Mid-Cap Equity Index Fund
Common Stock	$48,651,273	—	—	$48,651,273
Short-Term Debt Securities	—	$1,099,946	—	$1,099,946
Temporary Cash Investments	—	$475,700	—	$475,700
	$48,651,273	$1,575,646	—	$50,226,919
Small Cap Value Fund
Common Stock	$14,209,927	—	—	$14,209,927
Convertible Preferred Stock	$25,812	—	—	$25,812
Temporary Cash Investments	—	$200,000	—	$200,000
	$14,235,739	$200,000	—	$14,435,739
Small Cap Growth Fund
Common Stock	$11,063,316	—	—	$11,063,316

Bond Fund
U.S. Government Debt	—	$7,626,806	—	$7,626,806
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$23,859,374	—	$23,859,374
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$417,938	—	$417,938
Long-Term Corporate Debt	—	$49,150,896	—	$49,150,896
Temporary Cash Investments	—	$461,600	—	$461,600
	—	$81,516,614	—	$81,516,614

Money Market Fund
U.S. Government Debt	—	$5,999,441	—	$5,999,441
U.S. Government Agency Short-Term Debt	—	$6,572,864	—	$6,572,864
Commercial Paper	—	$22,031,988	—	$22,031,988
Temporary Cash Investments	—	$788,600	—	$788,600
	—	$35,392,893	—	$35,392,893
Other Financial Instruments:*
All America Fund	$15,890	—	—	$15,890
Equity Index Fund	$97,314	—	—	$97,314
Mid-Cap Equity Index Fund	$32,760	—	—	$32,760

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the year ended December 31, 2013, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2013 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$7,423,081	$30,624,137	$15,872,476	$3,228,410
Unrealized Depreciation	(798,305)	(1,747,730)	(1,900,008)	(364,542)
Net	$6,624,776	$28,876,407	$13,972,468	$2,863,868
Tax Cost of Investments	$17,724,539	$59,504,514	$36,254,451	$11,571,871

			Money
	Small Cap	Bond	Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$3,193,818	$2,412,082	$73
Unrealized Depreciation	(146,094)	(1,758,165)	(41)
Net	$3,047,724	$653,917	$32
Tax Cost of Investments	$8,015,592	$80,862,697	$35,392,861

(b)    Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.               PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) Not applicable.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2014

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2014